E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Common Stocks (98.6%)
Aerospace & Defense (2.2%)
Axon Enterprise, Inc. (a)	45	$33,997
Boeing Co. (a)	458	101,603
General Dynamics Corp.	144	44,872
General Electric Co.	683	185,148
HEICO Corp.	26	8,497
HEICO Corp., Class A	57	14,711
Howmet Aerospace, Inc.	254	45,661
L3Harris Technologies, Inc.	122	33,528
Lockheed Martin Corp.	152	63,989
Northrop Grumman Corp.	93	53,625
RTX Corp.	858	135,195
TransDigm Group, Inc.	36	57,904
		778,730
Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	99	11,508
FedEx Corp.	142	31,735
United Parcel Service, Inc., Class B	474	40,840
		84,083
Automobile Components (0.0%)‡
Aptiv PLC (a)	158	10,845

Automobiles (1.7%)
Ford Motor Co.	2,519	27,885
General Motors Co.	638	34,031
Tesla, Inc. (a)	1,785	550,262
		612,178
Banks (3.5%)
Bank of America Corp.	4,230	199,952
Citigroup, Inc.	1,170	109,629
Citizens Financial Group, Inc.	284	13,552
Fifth Third Bancorp	405	16,836
First Citizens BancShares, Inc., Class A	6	11,969
Huntington Bancshares, Inc.	945	15,526
JPMorgan Chase & Co.	1,776	526,122
M&T Bank Corp.	104	19,625
PNC Financial Services Group, Inc.	256	48,709
Regions Financial Corp.	608	15,401
Truist Financial Corp.	811	35,449
U.S. Bancorp	963	43,296
Wells Fargo & Co.	2,095	168,920
		1,224,986
Beverages (1.0%)
Brown-Forman Corp., Class A	50	1,432
Brown-Forman Corp., Class B	214	6,174
Coca-Cola Co.	2,496	169,454
Constellation Brands, Inc., Class A	100	16,704
Keurig Dr. Pepper, Inc.	796	25,989
Monster Beverage Corp. (a)	445	26,144
PepsiCo, Inc.	883	121,783
		367,680
Biotechnology (1.7%)
AbbVie, Inc.	1,127	213,026
Alnylam Pharmaceuticals, Inc. (a)	84	32,948
Amgen, Inc.	345	101,809
Biogen, Inc. (a)	97	12,416
BioMarin Pharmaceutical, Inc. (a)	130	7,521
Gilead Sciences, Inc.	794	89,158
Incyte Corp. (a)	102	7,639
Natera, Inc. (a)	81	10,826
Regeneron Pharmaceuticals, Inc.	68	37,091
Vertex Pharmaceuticals, Inc. (a)	164	74,927
		587,361
Broadline Retail (4.3%)
Amazon.com, Inc. (a)	6,045	1,415,195
Coupang, Inc. (Korea, Republic of) (a)	720	21,189
eBay, Inc.	276	25,323
MercadoLibre, Inc. (a)	30	71,217
		1,532,924
Building Products (0.5%)
Builders FirstSource, Inc. (a)	76	9,662
Carlisle Cos., Inc.	32	11,350
Carrier Global Corp.	521	35,751
Johnson Controls International PLC	423	44,415
Lennox International, Inc.	22	13,398
Trane Technologies PLC	147	64,398
		178,974
Capital Markets (3.7%)
Ameriprise Financial, Inc.	62	32,128
ARES Management Corp., Class A	127	23,562
Bank of New York Mellon Corp.	462	46,870
Blackrock, Inc.	99	109,495
Blackstone, Inc.	459	79,389
Blue Owl Capital, Inc.	414	8,011
Cboe Global Markets, Inc.	66	15,909
Charles Schwab Corp.	1,087	106,232
CME Group, Inc.	230	64,004
Coinbase Global, Inc., Class A (a)	129	48,731
FactSet Research Systems, Inc.	22	8,864
Goldman Sachs Group, Inc.	199	143,994
Interactive Brokers Group, Inc., Class A	267	17,505
Intercontinental Exchange, Inc.	368	68,017
KKR & Co., Inc.	440	64,495
LPL Financial Holdings, Inc.	51	20,182
Moody's Corp.	102	52,604
Morgan Stanley (b)	762	108,555
MSCI, Inc.	48	26,945
Nasdaq, Inc.	272	26,172
Northern Trust Corp.	116	15,080
Raymond James Financial, Inc.	114	19,053
Robinhood Markets, Inc., Class A (a)	458	47,197
S&P Global, Inc.	202	111,322
State Street Corp.	172	19,221
T. Rowe Price Group, Inc.	149	15,116
TPG, Inc.	69	3,938
Tradeweb Markets, Inc., Class A	72	9,976
		1,312,567

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Chemicals (1.1%)
Air Products & Chemicals, Inc.	137	$39,440
CF Industries Holdings, Inc.	105	9,747
Corteva, Inc.	417	30,078
Dow, Inc.	472	10,993
DuPont de Nemours, Inc.	242	17,400
Ecolab, Inc.	171	44,761
International Flavors & Fragrances, Inc.	169	12,004
Linde PLC	302	138,998
LyondellBasell Industries NV, Class A	164	9,501
PPG Industries, Inc.	149	15,719
Sherwin-Williams Co.	150	49,632
Westlake Corp.	7	555
		378,828
Commercial Services & Supplies (0.5%)
Cintas Corp.	219	48,738
Copart, Inc. (a)	554	25,113
Republic Services, Inc.	126	29,062
Rollins, Inc.	177	10,137
Veralto Corp.	156	16,353
Waste Management, Inc.	254	58,207
		187,610
Communications Equipment (0.9%)
Arista Networks, Inc. (a)	656	80,832
Cisco Systems, Inc.	2,570	174,966
Motorola Solutions, Inc.	105	46,093
Ubiquiti, Inc.	3	1,306
		303,197
Construction & Engineering (0.2%)
EMCOR Group, Inc.	29	18,197
Quanta Services, Inc.	92	37,364
		55,561
Construction Materials (0.2%)
CRH PLC	401	38,275
Martin Marietta Materials, Inc.	34	19,546
Vulcan Materials Co.	82	22,523
		80,344
Consumer Finance (0.6%)
American Express Co.	350	104,759
Capital One Financial Corp.	409	87,935
Synchrony Financial	251	17,487
		210,181
Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	281	264,039
Dollar General Corp.	142	14,896
Dollar Tree, Inc. (a)	131	14,875
Kroger Co.	382	26,778
Sysco Corp.	318	25,313
Target Corp.	279	28,039
Walmart, Inc.	2,757	270,131
		644,071
Containers & Packaging (0.2%)
Amcor PLC	910	8,508
Avery Dennison Corp.	66	11,073
Ball Corp.	188	10,765
International Paper Co.	343	16,032
Packaging Corp. of America	73	14,144
Smurfit WestRock PLC	351	15,577
		76,099
Distributors (0.0%) ‡
Genuine Parts Co.	77	9,924

Diversified Telecommunication Services (0.7%)
AT&T, Inc.	4,588	125,757
Verizon Communications, Inc.	2,709	115,837
		241,594
Electric Utilities (1.5%)
Alliant Energy Corp.	125	8,126
American Electric Power Co., Inc.	363	41,070
Constellation Energy Corp.	199	69,220
Duke Energy Corp.	479	58,266
Edison International	265	13,812
Entergy Corp.	275	24,868
Evergy, Inc.	130	9,204
Eversource Energy	212	14,013
Exelon Corp.	610	27,413
FirstEnergy Corp.	323	13,795
NextEra Energy, Inc.	1,326	94,226
NRG Energy, Inc.	137	22,906
PG&E Corp.	1,325	18,577
PPL Corp.	535	19,094
Southern Co.	672	63,491
Xcel Energy, Inc.	383	28,128
		526,209
Electrical Equipment (1.0%)
AMETEK, Inc.	148	27,358
Eaton Corp. PLC	249	95,795
Emerson Electric Co.	361	52,529
GE Vernova, Inc.	175	115,551
Hubbell, Inc.	36	15,749
Rockwell Automation, Inc.	73	25,675
Vertiv Holdings Co., Class A	220	32,032
		364,689
Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	761	81,054
CDW Corp.	86	14,997
Corning, Inc.	487	30,798
Jabil, Inc.	69	15,399
Keysight Technologies, Inc. (a)	101	16,555
Ralliant Corp. (a)	35	1,600
TE Connectivity PLC	188	38,681
Teledyne Technologies, Inc. (a)	30	16,530
Trimble, Inc. (a)	161	13,506
Zebra Technologies Corp., Class A (a)	33	11,188
		240,308
Energy Equipment & Services (0.2%)
Baker Hughes Co.	656	29,553

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Energy Equipment & Services (cont’d)
Halliburton Co.	677	$15,165
Schlumberger NV	911	30,791
		75,509
Entertainment (1.8%)
Electronic Arts, Inc.	152	23,179
Live Nation Entertainment, Inc. (a)	93	13,736
Netflix, Inc. (a)	266	308,400
ROBLOX Corp., Class A (a)	364	50,156
Spotify Technology SA (Sweden) (a)	97	60,774
Take-Two Interactive Software, Inc. (a)	103	22,941
TKO Group Holdings, Inc.	41	6,888
Walt Disney Co.	1,144	136,262
Warner Bros Discovery, Inc. (a)	1,422	18,728
Warner Music Group Corp., Class A	80	2,341
		643,405
Financial Services (3.7%)
Apollo Global Management, Inc.	255	37,057
Berkshire Hathaway, Inc., Class B (a)	846	399,210
Block, Inc. (a)	351	27,118
Corpay, Inc. (a)	41	13,245
Fidelity National Information Services, Inc.	333	26,443
Fiserv, Inc. (a)	351	48,768
Global Payments, Inc.	144	11,513
Mastercard, Inc., Class A	518	293,431
PayPal Holdings, Inc. (a)	647	44,488
Rocket Cos., Inc., Class A	132	1,950
Toast, Inc., Class A (a)	276	13,480
Visa, Inc., Class A	1,100	380,017
		1,296,720
Food Products (0.5%)
Archer-Daniels-Midland Co.	295	15,983
Bunge Global SA	96	7,657
Conagra Brands, Inc.	365	6,665
General Mills, Inc.	366	17,927
Hershey Co.	100	18,613
Hormel Foods Corp.	179	5,028
Kellanova	183	14,609
Kraft Heinz Co.	547	15,020
McCormick & Co., Inc.	182	12,855
Mondelez International, Inc., Class A	835	54,016
Tyson Foods, Inc., Class A	166	8,682
		177,055
Gas Utilities (0.1%)
Atmos Energy Corp.	116	18,087

Ground Transportation (0.9%)
CSX Corp.	1,221	43,394
JB Hunt Transport Services, Inc.	54	7,779
Norfolk Southern Corp.	141	39,198
Old Dominion Freight Line, Inc.	108	16,119
Uber Technologies, Inc. (a)	1,257	110,302
Union Pacific Corp.	376	83,461
		300,253
Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	1,097	138,430
Align Technology, Inc. (a)	42	5,418
Baxter International, Inc.	347	7,551
Becton Dickinson & Co.	179	31,907
Boston Scientific Corp. (a)	939	98,520
Cooper Cos., Inc. (a)	112	7,917
Dexcom, Inc. (a)	239	19,304
Edwards Lifesciences Corp. (a)	369	29,265
GE HealthCare Technologies, Inc.	307	21,895
Hologic, Inc. (a)	141	9,422
IDEXX Laboratories, Inc. (a)	50	26,716
Insulet Corp. (a)	45	12,978
Intuitive Surgical, Inc. (a)	227	109,207
Medtronic PLC	806	72,734
ResMed, Inc.	92	25,019
STERIS PLC	63	14,269
Stryker Corp.	217	85,222
Zimmer Biomet Holdings, Inc.	119	10,906
		726,680
Health Care Providers & Services (1.4%)
Cardinal Health, Inc.	150	23,283
Cencora, Inc.	109	31,183
Centene Corp. (a)	344	8,968
Cigna Group	168	44,920
CVS Health Corp.	786	48,810
Elevance Health, Inc.	148	41,896
HCA Healthcare, Inc.	114	40,355
Humana, Inc.	77	19,240
Labcorp Holdings, Inc.	58	15,085
McKesson Corp.	78	54,096
Molina Healthcare, Inc. (a)	43	6,788
Quest Diagnostics, Inc.	68	11,384
UnitedHealth Group, Inc.	582	145,244
		491,252
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. REIT	78	5,961
Healthpeak Properties, Inc. REIT	478	8,097
Ventas, Inc. REIT	293	19,684
Welltower, Inc. REIT	411	67,844
		101,586
Health Care Technology (0.1%)
Veeva Systems, Inc., Class A (a)	91	25,862

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A (a)	262	34,692
Booking Holdings, Inc.	21	115,585
Carnival Corp. (a)	633	18,844
Chipotle Mexican Grill, Inc. (a)	885	37,949
Darden Restaurants, Inc.	75	15,125
DoorDash, Inc., Class A (a)	216	54,054
DraftKings, Inc., Class A (a)	319	14,368
Expedia Group, Inc.	71	12,796
Flutter Entertainment PLC (a)	110	33,249
Hilton Worldwide Holdings, Inc.	154	41,284

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Hotels, Restaurants & Leisure (cont'd)
Las Vegas Sands Corp.	188	$9,851
Marriott International, Inc., Class A	147	38,783
McDonald's Corp.	472	141,633
Royal Caribbean Cruises Ltd.	156	49,588
Starbucks Corp.	713	63,571
Viking Holdings Ltd. (a)	56	3,288
Yum! Brands, Inc.	187	26,956
		711,616
Household Durables (0.3%)
DR Horton, Inc.	177	25,283
Garmin Ltd.	82	17,938
Lennar Corp., Class A	149	16,715
Lennar Corp., Class B	20	2,144
NVR, Inc. (a)	2	15,099
PulteGroup, Inc.	122	13,776
		90,955
Household Products (0.9%)
Church & Dwight Co., Inc.	138	12,940
Clorox Co.	72	9,040
Colgate-Palmolive Co.	516	43,267
Kimberly-Clark Corp.	203	25,298
Procter & Gamble Co.	1,497	225,254
		315,799
Independent Power & Renewable Electricity Producers (0.1%)
Vistra Corp.	213	44,419

Industrial Conglomerates (0.4%)
3M Co.	353	52,675
Honeywell International, Inc.	429	95,388
		148,063
Industrial REITs (0.2%)
Prologis, Inc. REIT	594	63,427

Information Technology Services (1.3%)
Accenture PLC, Class A	397	106,039
Akamai Technologies, Inc. (a)	107	8,165
Amdocs Ltd.	58	4,951
Cloudflare, Inc., Class A (a)	196	40,705
Cognizant Technology Solutions Corp., Class A	311	22,317
Gartner, Inc. (a)	44	14,901
GoDaddy, Inc., Class A (a)	88	14,219
International Business Machines Corp.	587	148,599
MongoDB, Inc. (a)	51	12,132
Okta, Inc. (a)	95	9,291
Snowflake, Inc., Class A (a)	204	45,594
VeriSign, Inc.	56	15,057
		441,970
Insurance (1.9%)
Aflac, Inc.	329	32,689
Allstate Corp.	171	34,756
American International Group, Inc.	391	30,353
Aon PLC, Class A	110	39,128
Arch Capital Group Ltd.	221	19,019
Arthur J Gallagher & Co.	157	45,098
Brown & Brown, Inc.	160	14,619
Chubb Ltd.	234	62,253
Cincinnati Financial Corp.	101	14,898
Erie Indemnity Co., Class A	13	4,631
Everest Group Ltd.	30	10,074
Hartford Insurance Group, Inc.	184	22,888
Loews Corp.	129	11,680
Markel Group, Inc. (a)	9	18,075
Marsh & McLennan Cos., Inc.	326	64,939
MetLife, Inc.	403	30,608
Principal Financial Group, Inc.	155	12,064
Progressive Corp.	372	90,039
Prudential Financial, Inc.	234	24,238
Ryan Specialty Holdings, Inc.	87	5,324
Travelers Cos., Inc.	141	36,694
W.R. Berkley Corp.	140	9,633
Willis Towers Watson PLC	64	20,212
		653,912
Interactive Media & Services (7.0%)
Alphabet, Inc., Class A	3,749	719,433
Alphabet, Inc., Class C	3,240	624,866
Meta Platforms, Inc., Class A	1,390	1,075,082
Pinterest, Inc., Class A (a)	414	15,980
Reddit, Inc., Class A (a)	63	10,117
Snap, Inc., Class A (a)	571	5,385
		2,450,863
Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	189	21,699
Danaher Corp.	412	81,230
Illumina, Inc. (a)	103	10,579
IQVIA Holdings, Inc. (a)	113	21,002
Mettler-Toledo International, Inc. (a)	13	16,038
Revvity, Inc.	74	6,505
Thermo Fisher Scientific, Inc.	242	113,178
Waters Corp. (a)	38	10,973
West Pharmaceutical Services, Inc.	42	10,049
		291,253
Machinery (1.4%)
Caterpillar, Inc.	310	135,786
Cummins, Inc.	86	31,615
Deere & Co.	156	81,802
Dover Corp.	80	14,491
Fortive Corp.	167	8,004
IDEX Corp.	51	8,339
Illinois Tool Works, Inc.	178	45,563
Ingersoll Rand, Inc.	256	21,665
Otis Worldwide Corp.	231	19,794
PACCAR, Inc.	319	31,505
Parker-Hannifin Corp.	81	59,284
Westinghouse Air Brake Technologies Corp.	109	20,934
Xylem, Inc.	155	22,416
		501,198
Media (0.4%)
Charter Communications, Inc., Class A (a)	59	15,892
Comcast Corp., Class A	2,350	78,091

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Media (cont'd)
Fox Corp., Class A	141	$7,862
Fox Corp., Class B	77	3,938
Omnicom Group, Inc.	107	7,709
Trade Desk, Inc., Class A (a)	283	24,610
		138,102
Metals & Mining (0.4%)
Anglogold Ashanti PLC (United Kingdom)	324	14,985
Freeport-McMoRan, Inc.	928	37,343
Newmont Corp.	733	45,519
Nucor Corp.	146	20,888
Reliance, Inc.	36	10,445
Southern Copper Corp. (Peru)	62	5,838
Steel Dynamics, Inc.	82	10,460
		145,478
Multi-Utilities (0.6%)
Ameren Corp.	170	17,192
CenterPoint Energy, Inc.	422	16,382
CMS Energy Corp.	225	16,605
Consolidated Edison, Inc.	228	23,598
Dominion Energy, Inc.	544	31,797
DTE Energy Co.	129	17,855
NiSource, Inc.	335	14,221
Public Service Enterprise Group, Inc.	326	29,271
Sempra	431	35,204
WEC Energy Group, Inc.	184	20,071
		222,196
Oil, Gas & Consumable Fuels (2.8%)
Cheniere Energy, Inc.	144	33,967
Chevron Corp.	1,206	182,878
ConocoPhillips	806	76,844
Coterra Energy, Inc.	470	11,463
Devon Energy Corp.	432	14,351
Diamondback Energy, Inc.	117	17,393
EOG Resources, Inc.	359	43,087
EQT Corp.	364	19,565
Expand Energy Corp.	143	14,983
Exxon Mobil Corp.	2,745	306,452
Kinder Morgan, Inc.	1,214	34,065
Marathon Petroleum Corp.	190	32,336
Occidental Petroleum Corp.	436	19,158
ONEOK, Inc.	389	31,941
Phillips 66	258	31,884
Targa Resources Corp.	136	22,632
Texas Pacific Land Corp.	13	12,586
Valero Energy Corp.	191	26,226
Venture Global, Inc., Class A	156	2,391
Williams Cos., Inc.	755	45,262
		979,464
Passenger Airlines (0.2%)
Delta Air Lines, Inc.	468	24,902
Southwest Airlines Co.	422	13,052
United Airlines Holdings, Inc. (a)	218	19,252
		57,206
Personal Care Products (0.1%)
Estee Lauder Cos., Inc., Class A	138	12,881
Kenvue, Inc.	1,204	25,814
		38,695
Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	1,275	55,220
Eli Lilly & Co.	541	400,378
Johnson & Johnson	1,542	254,029
Merck & Co., Inc.	1,596	124,680
Pfizer, Inc.	3,591	83,634
Royalty Pharma PLC, Class A	227	8,354
Zoetis, Inc.	290	42,279
		968,574
Professional Services (0.6%)
Amentum Holdings, Inc. (a)	1	25
Automatic Data Processing, Inc.	256	79,232
Booz Allen Hamilton Holding Corp.	69	7,406
Broadridge Financial Solutions, Inc.	68	16,831
Equifax, Inc.	76	18,257
Jacobs Solutions, Inc.	66	9,363
Leidos Holdings, Inc.	75	11,974
Paychex, Inc.	195	28,144
SS&C Technologies Holdings, Inc.	124	10,600
TransUnion	135	12,851
Verisk Analytics, Inc.	88	24,526
		219,209
Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A (a)	201	31,304
CoStar Group, Inc. (a)	275	26,177
		57,481
Residential REITs (0.2%)
AvalonBay Communities, Inc. REIT	88	16,392
Equity Residential REIT	196	12,387
Essex Property Trust, Inc. REIT	37	9,627
Invitation Homes, Inc. REIT	397	12,168
Mid-America Apartment Communities, Inc. REIT	67	9,543
Sun Communities, Inc. REIT	89	11,039
		71,156
Retail REITs (0.2%)
Realty Income Corp. REIT	581	32,612
Simon Property Group, Inc. REIT	213	34,887
		67,499
Semiconductors & Semiconductor Equipment (12.8%)
Advanced Micro Devices, Inc. (a)	1,036	182,657
Analog Devices, Inc.	317	71,208
Applied Materials, Inc.	502	90,390
Broadcom, Inc.	2,937	862,597
Entegris, Inc.	108	8,474
First Solar, Inc. (a)	61	10,659
Global Foundries, Inc. (a)	92	3,440
Intel Corp.	2,801	55,460
KLA Corp.	83	72,959
Lam Research Corp.	783	74,260
Marvell Technology, Inc.	555	44,605

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Semiconductors & Semiconductor Equipment (cont'd)
Microchip Technology, Inc.	352	$23,792
Micron Technology, Inc.	721	78,690
Monolithic Power Systems, Inc.	29	20,626
NVIDIA Corp.	15,086	2,683,347
ON Semiconductor Corp. (a)	260	14,654
QUALCOMM, Inc.	648	95,100
Teradyne, Inc.	89	9,561
Texas Instruments, Inc.	575	104,109
		4,506,588
Software (11.9%)
Adobe, Inc. (a)	274	98,007
AppLovin Corp., Class A (a)	160	62,512
Atlassian Corp., Class A (a)	102	19,562
Autodesk, Inc. (a)	132	40,011
Bentley Systems, Inc., Class B	98	5,682
Cadence Design Systems, Inc. (a)	177	64,529
Crowdstrike Holdings, Inc., Class A (a)	153	69,549
Datadog, Inc., Class A (a)	197	27,576
Fair Isaac Corp. (a)	15	21,551
Fortinet, Inc. (a)	389	38,861
HubSpot, Inc. (a)	31	16,109
Intuit, Inc.	174	136,613
Microsoft Corp.	4,683	2,498,381
MicroStrategy, Inc., Class A (a)	157	63,092
Oracle Corp.	1,047	265,697
Palantir Technologies, Inc., Class A (a)	1,337	211,714
Palo Alto Networks, Inc. (a)	417	72,391
PTC, Inc. (a)	77	16,540
Roper Technologies, Inc.	67	36,877
Salesforce, Inc.	600	154,998
Samsara, Inc., Class A (a)	171	6,503
ServiceNow, Inc. (a)	132	124,492
Synopsys, Inc. (a)	118	74,749
Tyler Technologies, Inc. (a)	26	15,199
Workday, Inc., Class A (a)	140	32,113
Zoom Communications, Inc. (a)	183	13,551
Zscaler, Inc. (a)	58	16,562
		4,203,421
Specialized REITs (0.8%)
American Tower Corp. REIT	294	61,267
Crown Castle, Inc. REIT	288	30,266
Digital Realty Trust, Inc. REIT	219	38,640
Equinix, Inc. REIT	61	47,895
Extra Space Storage, Inc. REIT	129	17,333
Iron Mountain, Inc. REIT	189	18,401
Public Storage REIT	96	26,106
SBA Communications Corp. REIT	72	16,180
VICI Properties, Inc. REIT	664	21,647
Weyerhaeuser Co. REIT	425	10,646
		288,381
Specialty Retail (1.7%)
AutoZone, Inc. (a)	11	41,452
Best Buy Co., Inc.	104	6,766
Carvana Co. (a)	78	30,433
Home Depot, Inc.	636	233,737
Lowe's Cos., Inc.	358	80,038
O'Reilly Automotive, Inc. (a)	547	53,781
Ross Stores, Inc.	219	29,902
TJX Cos., Inc.	716	89,164
Tractor Supply Co.	354	20,161
Ulta Beauty, Inc. (a)	30	15,450
Williams-Sonoma, Inc.	81	15,151
		616,035
Tech Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	9,341	1,938,911
Dell Technologies, Inc., Class C	201	26,671
Hewlett Packard Enterprise Co.	818	16,924
HP, Inc.	581	14,409
NetApp, Inc.	127	13,224
Pure Storage, Inc., Class A (a)	188	11,190
Seagate Technology Holdings PLC	116	18,213
Super Micro Computer, Inc. (a)	305	17,986
Western Digital Corp.	237	18,650
		2,076,178
Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp. (a)	102	10,829
Lululemon Athletica, Inc. (a)	69	13,837
NIKE, Inc., Class B	746	55,719
		80,385
Tobacco (0.7%)
Altria Group, Inc.	1,085	67,205
Philip Morris International, Inc.	998	163,722
		230,927
Trading Companies & Distributors (0.4%)
Fastenal Co.	682	31,461
Ferguson Enterprises, Inc.	119	26,576
United Rentals, Inc.	40	35,318
Watsco, Inc.	22	9,919
WW Grainger, Inc.	25	25,988
		129,262
Water Utilities (0.0%)‡
American Water Works Co., Inc.	112	15,707

Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc.	313	74,622
Total Common Stocks (Cost $32,594,188)		34,765,393

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.23% (c) (Cost $473,091)	473,091	473,091
Total Investments (99.9%) (Cost $33,067,279) (d)(e)		35,238,484
Other Assets in Excess of Liabilities (0.1%)		34,244
Net Assets (100.0%)		$35,272,728

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Large Cap Index Fund

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	For the period ended July 31, 2025, purchase of Morgan Stanley, Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $100,323.
(c)	The Funds invest in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the period ended July 31, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At July 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,639,227 and the aggregate gross unrealized depreciation is $468,022, resulting in net unrealized appreciation of $2,171,205.
REIT	Real Estate Investment Trust.

Portfolio Composition (Unaudited)

Classification	Percentage of Total Investments
Other*	62.4%
Semiconductors & Semiconductor Equipment	12.8
Software	11.9
Interactive Media & Services	7.0
Tech Hardware, Storage & Peripherals	5.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Common Stocks (99.5%)
Aerospace & Defense (2.3%)
AAR Corp. (a)	7	$523
AeroVironment, Inc. (a)	14	3,747
Archer Aviation, Inc., Class A (a)	182	1,825
Astronics Corp. (a)	63	2,276
ATI, Inc. (a)	80	6,155
Axon Enterprise, Inc. (a)	34	25,687
Boeing Co. (a)	337	74,760
BWX Technologies, Inc.	41	6,229
Cadre Holdings, Inc.	11	364
Curtiss-Wright Corp.	17	8,334
Ducommun, Inc. (a)	7	637
Eve Holding, Inc. (a)	100	650
General Dynamics Corp.	99	30,849
General Electric Co.	499	135,269
HEICO Corp.	19	6,209
HEICO Corp., Class A	46	11,872
Hexcel Corp.	58	3,475
Howmet Aerospace, Inc.	182	32,718
Huntington Ingalls Industries, Inc.	13	3,625
Kratos Defense & Security Solutions, Inc. (a)	79	4,637
L3Harris Technologies, Inc.	86	23,634
Leonardo DRS, Inc.	10	416
Loar Holdings, Inc. (a)	4	296
Lockheed Martin Corp.	110	46,308
Mercury Systems, Inc. (a)	40	2,104
Moog, Inc., Class A	12	2,323
National Presto Industries, Inc.	4	386
Northrop Grumman Corp.	69	39,786
Park Aerospace Corp.	130	2,343
Rocket Lab Corp. (a)	220	10,102
RTX Corp.	636	100,214
Spirit AeroSystems Holdings, Inc., Class A (a)	76	2,994
StandardAero, Inc. (a)	77	2,198
Textron, Inc.	106	8,244
TransDigm Group, Inc.	26	41,820
V2X, Inc. (a)	7	332
Woodward, Inc.	24	6,170
		649,511
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	52	5,997
Expeditors International of Washington, Inc.	70	8,137
FedEx Corp.	102	22,796
GXO Logistics, Inc. (a)	68	3,380
Hub Group, Inc., Class A	10	350
United Parcel Service, Inc., Class B	366	31,535
		72,195
Automobile Components (0.1%)
Adient PLC (a)	33	707
Aptiv PLC (a)	88	6,040
Autoliv, Inc. (Sweden)	24	2,677
BorgWarner, Inc.	95	3,496
Dana, Inc.	33	525
Dorman Products, Inc. (a)	14	1,689
Fox Factory Holding Corp. (a)	17	516
Garrett Motion, Inc. (Switzerland)	39	509
Gentex Corp.	111	2,933
Gentherm, Inc. (a)	15	481
Goodyear Tire & Rubber Co. (a)	169	1,737
LCI Industries	5	475
Lear Corp.	27	2,546
Modine Manufacturing Co. (a)	30	4,037
Patrick Industries, Inc.	19	1,848
Phinia, Inc.	9	456
QuantumScape Corp. (a)	274	2,356
Standard Motor Products, Inc.	46	1,397
Visteon Corp. (a)	5	556
XPEL, Inc. (a)	13	425
		35,406
Automobiles (1.6%)
Ford Motor Co.	1,677	18,564
General Motors Co.	441	23,523
Harley-Davidson, Inc.	77	1,873
Lucid Group, Inc. (a)	626	1,540
Rivian Automotive, Inc., Class A (a)	349	4,492
Tesla, Inc. (a)	1,315	405,375
Thor Industries, Inc.	22	2,002
Winnebago Industries, Inc.	11	327
		457,696
Banks (3.8%)
1st Source Corp.	6	359
Amalgamated Financial Corp.	13	377
Amerant Bancorp, Inc.	19	367
Ameris Bancorp	7	478
Arrow Financial Corp.	59	1,581
Associated Banc-Corp.	18	445
Atlantic Union Bankshares Corp.	55	1,743
Axos Financial, Inc. (a)	36	3,109
Banc of California, Inc.	28	407
BancFirst Corp.	3	374
Bancorp, Inc. (a)	30	1,895
Bank First Corp.	4	475
Bank of America Corp.	3,080	145,592
Bank of Hawaii Corp.	5	309
Bank of Marin Bancorp	84	1,903
Bank of NT Butterfield & Son Ltd. (Bermuda)	10	455
Bank OZK	39	1,923
BankUnited, Inc.	12	438
Banner Corp.	6	372
Berkshire Hills Bancorp, Inc.	86	2,119
Blue Foundry Bancorp (a)	193	1,650
BOK Financial Corp.	4	406
Brookline Bancorp, Inc.	192	1,981
Burke & Herbert Financial Services Corp.	7	406
Business First Bancshares, Inc.	16	380
Byline Bancorp, Inc.	87	2,288
Cadence Bank	76	2,649

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Banks (cont'd)
Camden National Corp.	9	$339
Capital Bancorp, Inc.	59	1,857
Capital City Bank Group, Inc.	10	396
Capitol Federal Financial, Inc.	309	1,860
Cathay General Bancorp	10	452
Central Pacific Financial Corp.	15	400
Citigroup, Inc.	847	79,364
Citizens Financial Group, Inc.	209	9,973
City Holding Co.	3	366
CNB Financial Corp.	67	1,538
Coastal Financial Corp. (a)	4	385
Columbia Banking System, Inc.	147	3,499
Columbia Financial, Inc. (a)	26	374
Comerica, Inc.	74	5,000
Commerce Bancshares, Inc.	49	2,999
Community Trust Bancorp, Inc.	7	378
ConnectOne Bancorp, Inc.	17	392
Cullen/Frost Bankers, Inc.	21	2,676
Customers Bancorp, Inc. (a)	8	510
CVB Financial Corp.	92	1,719
Dime Community Bancshares, Inc.	14	388
East West Bancorp, Inc.	62	6,215
Eastern Bankshares, Inc.	136	2,101
Enterprise Financial Services Corp.	7	386
Equity Bancshares, Inc., Class A	10	376
Esquire Financial Holdings, Inc.	5	479
FB Financial Corp.	8	390
Fifth Third Bancorp	274	11,390
First BanCorp (Puerto Rico)	89	1,854
First Bancorp/Southern Pines NC	10	501
First Busey Corp.	18	402
First Citizens BancShares, Inc., Class A	5	9,974
First Commonwealth Financial Corp.	25	413
First Community Bankshares, Inc.	9	329
First Financial Bancorp	16	388
First Financial Bankshares, Inc.	82	2,839
First Financial Corp.	8	428
First Hawaiian, Inc.	16	388
First Horizon Corp.	283	6,172
First Interstate BancSystem, Inc., Class A	62	1,785
First Merchants Corp.	10	381
First Mid Bancshares, Inc.	11	418
Five Star Bancorp	14	421
Flagstar Financial, Inc.	123	1,389
FNB Corp.	141	2,160
Fulton Financial Corp.	23	413
German American Bancorp, Inc.	11	423
Glacier Bancorp, Inc.	64	2,805
Great Southern Bancorp, Inc.	7	399
Hancock Whitney Corp.	8	478
Hanmi Financial Corp.	80	1,825
HBT Financial, Inc.	17	423
Heritage Financial Corp.	17	383
Hilltop Holdings, Inc.	13	385
Home BancShares, Inc.	83	2,337
HomeTrust Bancshares, Inc.	11	427
Hope Bancorp, Inc.	178	1,778
Horizon Bancorp, Inc.	27	418
Huntington Bancshares, Inc.	705	11,583
Independent Bank Corp.	63	2,156
International Bancshares Corp.	6	409
JPMorgan Chase & Co.	1,293	383,038
KeyCorp	409	7,329
Lakeland Financial Corp.	7	444
Live Oak Bancshares, Inc.	15	474
M&T Bank Corp.	67	12,643
Mercantile Bank Corp.	9	411
Metrocity Bankshares, Inc.	70	1,932
Metropolitan Bank Holding Corp.	7	494
MidWestOne Financial Group, Inc.	63	1,735
National Bank Holdings Corp., Class A	10	371
NB Bancorp, Inc. (a)	22	379
NBT Bancorp, Inc.	9	372
Nicolet Bankshares, Inc.	3	387
Northeast Bank	4	397
Northfield Bancorp, Inc.	170	1,810
Northwest Bancshares, Inc.	144	1,685
OceanFirst Financial Corp.	24	403
OFG Bancorp (Puerto Rico)	10	426
Old National Bancorp	126	2,660
Old Second Bancorp, Inc.	25	424
Origin Bancorp, Inc.	12	439
Orrstown Financial Services, Inc.	13	427
Pacific Premier Bancorp, Inc.	85	1,842
Park National Corp.	2	324
Pathward Financial, Inc.	27	2,042
Peoples Bancorp, Inc.	13	372
Pinnacle Financial Partners, Inc.	26	2,285
PNC Financial Services Group, Inc.	182	34,629
Popular, Inc. (Puerto Rico)	27	3,094
Preferred Bank	21	1,907
Prosperity Bancshares, Inc.	40	2,665
Provident Financial Services, Inc.	105	1,913
QCR Holdings, Inc.	5	355
Regions Financial Corp.	385	9,752
Renasant Corp.	53	1,942
Republic Bancorp, Inc., Class A	5	344
S&T Bancorp, Inc.	10	366
Seacoast Banking Corp. of Florida	68	1,917
ServisFirst Bancshares, Inc.	25	1,966
Shore Bancshares, Inc.	132	2,047
Simmons First National Corp., Class A	106	2,032
Southern Missouri Bancorp, Inc.	7	379
Southside Bancshares, Inc.	13	383
SouthState Corp.	35	3,296
Stellar Bancorp, Inc.	14	413
Stock Yards Bancorp, Inc.	5	374

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Banks (cont'd)
Synovus Financial Corp.	59	$2,787
Texas Capital Bancshares, Inc. (a)	39	3,275
TFS Financial Corp.	30	393
Tompkins Financial Corp.	6	388
Towne Bank	12	420
TriCo Bancshares	9	370
Triumph Financial, Inc. (a)	7	397
Truist Financial Corp.	586	25,614
TrustCo Bank Corp.	55	1,846
Trustmark Corp.	11	410
U.S. Bancorp	685	30,798
UMB Financial Corp.	24	2,640
United Bankshares, Inc.	52	1,847
United Community Banks, Inc.	14	427
Univest Financial Corp.	13	375
Valley National Bancorp	186	1,724
Veritex Holdings, Inc.	17	539
WaFd, Inc.	63	1,834
Washington Trust Bancorp, Inc.	98	2,640
Webster Financial Corp.	62	3,574
Wells Fargo & Co.	1,531	123,445
WesBanco, Inc.	13	392
Westamerica BanCorp	8	383
Western Alliance Bancorp	56	4,343
Wintrust Financial Corp.	23	2,944
WSFS Financial Corp.	63	3,455
Zions Bancorp NA	62	3,324
		1,083,470
Beverages (1.0%)
Boston Beer Co., Inc., Class A (a)	1	207
Brown-Forman Corp., Class A	65	1,862
Brown-Forman Corp., Class B	105	3,029
Celsius Holdings, Inc. (a)	73	3,310
Coca-Cola Co.	1,808	122,745
Coca-Cola Consolidated, Inc.	22	2,459
Constellation Brands, Inc., Class A	80	13,363
Keurig Dr. Pepper, Inc.	593	19,361
MGP Ingredients, Inc.	12	339
Molson Coors Beverage Co., Class B	61	2,972
Monster Beverage Corp. (a)	339	19,916
National Beverage Corp. (a)	8	367
PepsiCo, Inc.	650	89,648
Primo Brands Corp.	85	2,347
Vita Coco Co., Inc. (a)	11	388
		282,313
Biotechnology (2.0%)
89bio, Inc. (a)	69	656
AbbVie, Inc.	841	158,966
ACADIA Pharmaceuticals, Inc. (a)	98	2,335
ADMA Biologics, Inc. (a)	130	2,431
Agios Pharmaceuticals, Inc. (a)	14	521
Akero Therapeutics, Inc. (a)	38	1,856
Alkermes PLC (a)	104	2,755
Alnylam Pharmaceuticals, Inc. (a)	61	23,927
Amgen, Inc.	254	74,955
Amicus Therapeutics, Inc. (a)	294	1,761
Anavex Life Sciences Corp. (a)	40	452
Apellis Pharmaceuticals, Inc. (a)	18	402
Apogee Therapeutics, Inc. (a)	12	459
Arcellx, Inc. (a)	34	2,427
Arcus Biosciences, Inc. (a)	46	420
Arcutis Biotherapeutics, Inc. (a)	26	379
Ardelyx, Inc. (a)	82	348
Arrowhead Pharmaceuticals, Inc. (a)	31	490
ARS Pharmaceuticals, Inc. (a)	26	460
Aura Biosciences, Inc. (a)	407	2,804
Avidity Biosciences, Inc. (a)	56	2,056
Beam Therapeutics, Inc. (a)	24	473
BioCryst Pharmaceuticals, Inc. (a)	53	431
Biogen, Inc. (a)	61	7,808
Biohaven Ltd. (a)	20	302
BioMarin Pharmaceutical, Inc. (a)	85	4,917
Bridgebio Pharma, Inc. (a)	51	2,411
CareDx, Inc. (a)	19	233
Catalyst Pharmaceuticals, Inc. (a)	88	1,877
Celldex Therapeutics, Inc. (a)	22	484
CG oncology, Inc. (a)	19	507
Crinetics Pharmaceuticals, Inc. (a)	64	1,830
Cytokinetics, Inc. (a)	80	3,011
Day One Biopharmaceuticals, Inc. (a)	51	342
Denali Therapeutics, Inc. (a)	148	2,047
Disc Medicine, Inc. (a)	10	598
Dynavax Technologies Corp. (a)	32	351
Dyne Therapeutics, Inc. (a)	49	483
Exact Sciences Corp. (a)	85	3,991
Exelixis, Inc. (a)	118	4,274
Geron Corp. (a)	265	305
Gilead Sciences, Inc.	593	66,588
GRAIL, Inc. (a)	15	513
Halozyme Therapeutics, Inc. (a)	48	2,879
Ideaya Biosciences, Inc. (a)	100	2,435
ImmunityBio, Inc. (a)	140	344
Immunovant, Inc. (a)	24	386
Incyte Corp. (a)	73	5,467
Insmed, Inc. (a)	98	10,513
Intellia Therapeutics, Inc. (a)	51	594
Ionis Pharmaceuticals, Inc. (a)	76	3,266
Iovance Biotherapeutics, Inc. (a)	112	288
Janux Therapeutics, Inc. (a)	13	312
Krystal Biotech, Inc. (a)	13	2,000
Kymera Therapeutics, Inc. (a)	16	700
Madrigal Pharmaceuticals, Inc. (a)	8	2,420
MannKind Corp. (a)	75	284
MiMedx Group, Inc. (a)	50	360
Mineralys Therapeutics, Inc. (a)	28	396
Mirum Pharmaceuticals, Inc. (a)	9	465
Moderna, Inc. (a)	156	4,611

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Biotechnology (cont'd)
MoonLake Immunotherapeutics (a)	10	$504
Myriad Genetics, Inc. (a)	43	165
Natera, Inc. (a)	64	8,554
Neurocrine Biosciences, Inc. (a)	46	5,899
Novavax, Inc. (a)	63	419
Nurix Therapeutics, Inc. (a)	39	439
Nuvalent, Inc., Class A (a)	24	1,880
Protagonist Therapeutics, Inc. (a)	32	1,724
PTC Therapeutics, Inc. (a)	31	1,615
Recursion Pharmaceuticals, Inc., Class A (a)	77	458
Regeneron Pharmaceuticals, Inc.	48	26,182
Revolution Medicines, Inc. (a)	110	4,100
Rhythm Pharmaceuticals, Inc. (a)	28	2,386
Sarepta Therapeutics, Inc. (a)	26	427
Scholar Rock Holding Corp. (a)	48	1,778
Soleno Therapeutics, Inc. (a)	25	2,162
Spyre Therapeutics, Inc. (a)	30	509
Summit Therapeutics, Inc. (a)	77	2,030
Syndax Pharmaceuticals, Inc. (a)	33	327
TG Therapeutics, Inc. (a)	104	3,692
Travere Therapeutics, Inc. (a)	26	402
Twist Bioscience Corp. (a)	52	1,746
Ultragenyx Pharmaceutical, Inc. (a)	44	1,202
United Therapeutics Corp. (a)	19	5,219
Vaxcyte, Inc. (a)	90	3,056
Vera Therapeutics, Inc. (a)	16	333
Veracyte, Inc. (a)	67	1,575
Vericel Corp. (a)	8	280
Vertex Pharmaceuticals, Inc. (a)	123	56,195
Viking Therapeutics, Inc. (a)	84	2,736
Vir Biotechnology, Inc. (a)	65	330
Viridian Therapeutics, Inc. (a)	30	526
Zymeworks, Inc. (a)	151	1,897
		563,103
Broadline Retail (3.8%)
Amazon.com, Inc. (a)	4,448	1,041,321
Coupang, Inc. (Korea, Republic of) (a)	498	14,656
Dillard's, Inc., Class A	7	3,268
eBay, Inc.	216	19,818
Etsy, Inc. (a)	60	3,496
Groupon, Inc. (a)	20	617
Kohl's Corp.	50	542
Macy's, Inc.	158	1,996
Ollie's Bargain Outlet Holdings, Inc. (a)	25	3,416
Savers Value Village, Inc. (a)	41	427
		1,089,557
Building Products (0.7%)
A.O. Smith Corp.	42	2,973
AAON, Inc.	24	2,004
Advanced Drainage Systems, Inc.	26	2,983
Allegion PLC	36	5,973
American Woodmark Corp. (a)	6	316
Apogee Enterprises, Inc.	7	294
Armstrong World Industries, Inc.	17	3,199
AZZ, Inc.	18	1,971
Builders FirstSource, Inc. (a)	58	7,373
Carlisle Cos., Inc.	21	7,449
Carrier Global Corp.	389	26,693
CSW Industrials, Inc.	6	1,557
Fortune Brands Innovations, Inc.	50	2,727
Gibraltar Industries, Inc. (a)	6	396
Griffon Corp.	25	2,032
Hayward Holdings, Inc. (a)	132	2,030
Janus International Group, Inc. (a)	54	463
Johnson Controls International PLC	328	34,440
Lennox International, Inc.	14	8,526
Masco Corp.	112	7,630
Masterbrand, Inc. (a)	30	331
Owens Corning	46	6,414
Quanex Building Products Corp.	20	390
Resideo Technologies, Inc. (a)	86	2,348
Simpson Manufacturing Co., Inc.	15	2,691
Tecnoglass, Inc.	5	390
Trane Technologies PLC	108	47,313
Trex Co., Inc. (a)	53	3,405
UFP Industries, Inc.	27	2,646
Zurn Elkay Water Solutions Corp.	47	2,080
		189,037
Capital Markets (3.6%)
Acadian Asset Management, Inc.	14	585
Affiliated Managers Group, Inc.	16	3,358
Ameriprise Financial, Inc.	45	23,318
ARES Management Corp., Class A	101	18,738
Artisan Partners Asset Management, Inc., Class A	10	452
Bank of New York Mellon Corp.	355	36,015
BGC Group, Inc., Class A	181	1,678
Blackrock, Inc.	73	80,739
Blackstone, Inc.	336	58,115
Blue Owl Capital, Inc.	286	5,534
Carlyle Group, Inc.	108	6,551
Cboe Global Markets, Inc.	47	11,329
Charles Schwab Corp.	794	77,598
CME Group, Inc.	174	48,421
Cohen & Steers, Inc.	5	368
Coinbase Global, Inc., Class A (a)	95	35,887
Diamond Hill Investment Group, Inc.	19	2,576
DigitalBridge Group, Inc.	46	494
Donnelley Financial Solutions, Inc. (a)	8	424
Evercore, Inc., Class A	13	3,915
FactSet Research Systems, Inc.	18	7,252
Federated Hermes, Inc.	42	2,082
Franklin Resources, Inc.	119	2,856
Freedom Holding Corp. (Kazakhstan) (a)	11	2,044
GCM Grosvenor, Inc., Class A	28	330
Goldman Sachs Group, Inc.	142	102,750
Hamilton Lane, Inc., Class A	19	2,894

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Capital Markets (cont'd)
Houlihan Lokey, Inc.	19	$3,622
Interactive Brokers Group, Inc., Class A	201	13,178
Intercontinental Exchange, Inc.	271	50,089
Invesco Ltd.	170	3,572
Janus Henderson Group PLC	48	2,078
Jefferies Financial Group, Inc.	67	3,863
KKR & Co., Inc.	310	45,440
Lazard, Inc.	45	2,339
LPL Financial Holdings, Inc.	39	15,433
MarketAxess Holdings, Inc.	20	4,110
Moelis & Co., Class A	40	2,806
Moody's Corp.	72	37,133
Morgan Stanley (b)	535	76,216
Morningstar, Inc.	12	3,317
MSCI, Inc.	36	20,209
Nasdaq, Inc.	204	19,629
Northern Trust Corp.	83	10,790
Oppenheimer Holdings, Inc., Class A	7	531
P10, Inc., Class A	155	1,906
Patria Investments Ltd., Class A (Cayman Islands)	34	474
Perella Weinberg Partners	22	439
Piper Sandler Cos.	7	2,207
PJT Partners, Inc., Class A	16	2,858
Raymond James Financial, Inc.	93	15,543
Robinhood Markets, Inc., Class A (a)	343	35,346
S&P Global, Inc.	145	79,909
SEI Investments Co.	23	2,027
State Street Corp.	135	15,086
StepStone Group, Inc., Class A	40	2,374
Stifel Financial Corp.	34	3,880
StoneX Group, Inc. (a)	19	1,848
T. Rowe Price Group, Inc.	103	10,449
TPG, Inc.	44	2,511
Tradeweb Markets, Inc., Class A	56	7,759
Victory Capital Holdings, Inc., Class A	29	1,998
Virtu Financial, Inc., Class A	40	1,766
Virtus Investment Partners, Inc.	3	580
WisdomTree, Inc.	43	571
		1,040,189
Chemicals (1.1%)
AdvanSix, Inc.	17	342
Air Products & Chemicals, Inc.	101	29,076
Albemarle Corp.	49	3,325
Ashland, Inc.	7	361
Avient Corp.	56	1,768
Axalta Coating Systems Ltd. (a)	132	3,738
Balchem Corp.	11	1,677
Cabot Corp.	26	1,877
Celanese Corp.	61	3,186
CF Industries Holdings, Inc.	71	6,591
Chemours Co.	33	395
Corteva, Inc.	319	23,009
Dow, Inc.	363	8,454
DuPont de Nemours, Inc.	181	13,014
Eastman Chemical Co.	38	2,759
Ecolab, Inc.	114	29,841
Ecovyst, Inc. (a)	61	525
Element Solutions, Inc.	88	2,077
FMC Corp.	41	1,601
Hawkins, Inc.	13	2,123
HB Fuller Co.	30	1,686
Huntsman Corp.	139	1,348
Ingevity Corp. (a)	11	460
Innospec, Inc.	4	320
International Flavors & Fragrances, Inc.	116	8,239
Kronos Worldwide, Inc.	51	273
Linde PLC	215	98,956
LyondellBasell Industries NV, Class A	105	6,083
Minerals Technologies, Inc.	6	349
Mosaic Co.	185	6,662
NewMarket Corp.	5	3,435
Olin Corp.	18	341
Orion SA (Germany)	31	301
Perimeter Solutions, Inc. (a)	35	564
PPG Industries, Inc.	116	12,238
PureCycle Technologies, Inc. (a)	58	778
Quaker Chemical Corp.	3	343
RPM International, Inc.	58	6,810
Scotts Miracle-Gro Co.	29	1,817
Sensient Technologies Corp.	19	2,133
Sherwin-Williams Co.	106	35,073
Stepan Co.	8	406
Tronox Holdings PLC	68	217
Westlake Corp.	6	476
		325,047
Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	39	1,799
ACV Auctions, Inc., Class A (a)	25	355
Brady Corp., Class A	5	353
BrightView Holdings, Inc. (a)	27	431
Brink's Co.	20	1,747
Casella Waste Systems, Inc., Class A (a)	23	2,501
CECO Environmental Corp. (a)	18	809
Cimpress PLC (Ireland) (a)	9	498
Cintas Corp.	171	38,056
Clean Harbors, Inc. (a)	23	5,424
Copart, Inc. (a)	388	17,588
CoreCivic, Inc. (a)	17	341
Deluxe Corp.	24	386
Driven Brands Holdings, Inc. (a)	22	372
GEO Group, Inc. (a)	52	1,348
Healthcare Services Group, Inc. (a)	35	455
HNI Corp.	8	411
Interface, Inc.	91	1,876
Liquidity Services, Inc. (a)	11	263
MillerKnoll, Inc.	22	418

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Commercial Services & Supplies (cont'd)
MSA Safety, Inc.	9	$1,601
OPENLANE, Inc. (a)	79	1,946
Pitney Bowes, Inc.	42	477
Republic Services, Inc.	105	24,218
Rollins, Inc.	137	7,846
Steelcase, Inc., Class A	34	351
Tetra Tech, Inc.	133	4,886
UniFirst Corp.	2	342
Veralto Corp.	113	11,846
Vestis Corp.	43	261
VSE Corp.	4	626
Waste Management, Inc.	194	44,457
		174,288
Communications Equipment (0.9%)
ADTRAN Holdings, Inc. (a)	46	427
Arista Networks, Inc. (a)	476	58,653
Calix, Inc. (a)	42	2,381
Ciena Corp. (a)	63	5,849
Cisco Systems, Inc.	1,863	126,833
CommScope Holding Co., Inc. (a)	100	820
Digi International, Inc. (a)	14	457
Extreme Networks, Inc. (a)	114	2,013
F5, Inc. (a)	29	9,089
Harmonic, Inc. (a)	39	332
Lumentum Holdings, Inc. (a)	39	4,293
Motorola Solutions, Inc.	76	33,362
NETGEAR, Inc. (a)	16	372
NetScout Systems, Inc. (a)	18	386
Ribbon Communications, Inc. (a)	99	372
Viasat, Inc. (a)	41	674
Viavi Solutions, Inc. (a)	200	2,010
		248,323
Construction & Engineering (0.4%)
AECOM	50	5,637
API Group Corp. (a)	116	4,184
Arcosa, Inc.	22	1,889
Argan, Inc.	9	2,205
Centuri Holdings, Inc. (a)	21	458
Comfort Systems USA, Inc.	17	11,956
Construction Partners, Inc., Class A (a)	16	1,614
Dycom Industries, Inc. (a)	14	3,763
EMCOR Group, Inc.	20	12,550
Everus Construction Group, Inc. (a)	32	2,376
Fluor Corp. (a)	62	3,520
Granite Construction, Inc.	26	2,456
Great Lakes Dredge & Dock Corp. (a)	39	432
IES Holdings, Inc. (a)	7	2,472
Limbach Holdings, Inc. (a)	5	685
MasTec, Inc. (a)	25	4,730
MYR Group, Inc. (a)	12	2,322
Primoris Services Corp.	30	2,825
Quanta Services, Inc.	64	25,992
Sterling Infrastructure, Inc. (a)	10	2,676
Tutor Perini Corp. (a)	17	819
Valmont Industries, Inc.	8	2,912
WillScot Holdings Corp.	66	1,937
		100,410
Construction Materials (0.3%)
CRH PLC	327	31,212
Eagle Materials, Inc.	13	2,916
Knife River Corp. (a)	15	1,237
Martin Marietta Materials, Inc.	31	17,821
U.S. Lime & Minerals, Inc.	4	398
Vulcan Materials Co.	71	19,502
		73,086
Consumer Finance (0.7%)
Ally Financial, Inc.	138	5,223
American Express Co.	260	77,821
Atlanticus Holdings Corp. (a)	7	347
Bread Financial Holdings, Inc.	32	1,962
Capital One Financial Corp.	303	65,145
Credit Acceptance Corp. (a)	4	1,961
Dave, Inc. (a)	4	943
Encore Capital Group, Inc. (a)	47	1,733
Enova International, Inc. (a)	17	1,778
EZCORP, Inc., Class A (a)	22	315
FirstCash Holdings, Inc.	17	2,266
LendingClub Corp. (a)	36	561
Navient Corp.	31	401
Nelnet, Inc., Class A	3	374
NerdWallet, Inc., Class A (a)	42	445
OneMain Holdings, Inc.	33	1,907
PRA Group, Inc. (a)	21	319
PROG Holdings, Inc.	14	446
SLM Corp.	82	2,608
SoFi Technologies, Inc. (a)	501	11,313
Synchrony Financial	179	12,471
Upstart Holdings, Inc. (a)	48	3,923
World Acceptance Corp. (a)	3	472
		194,734
Consumer Staples Distribution & Retail (1.9%)
Albertsons Cos., Inc., Class A	181	3,479
Andersons, Inc.	10	359
BJ's Wholesale Club Holdings, Inc. (a)	55	5,824
Casey's General Stores, Inc.	16	8,322
Chefs' Warehouse, Inc. (a)	6	411
Costco Wholesale Corp.	209	196,385
Dollar General Corp.	104	10,910
Dollar Tree, Inc. (a)	71	8,062
Grocery Outlet Holding Corp. (a)	25	329
Ingles Markets, Inc., Class A	5	315
Kroger Co.	283	19,838
Maplebear, Inc. (a)	94	4,509
Natural Grocers by Vitamin Cottage, Inc.	8	303
Performance Food Group Co. (a)	70	7,028
PriceSmart, Inc.	4	430
SpartanNash Co.	18	478

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Consumer Staples Distribution & Retail (cont'd)
Sprouts Farmers Market, Inc. (a)	43	$6,516
Sysco Corp.	256	20,378
Target Corp.	204	20,502
U.S. Foods Holding Corp. (a)	104	8,666
United Natural Foods, Inc. (a)	79	2,183
Village Super Market, Inc., Class A	10	344
Walgreens Boots Alliance, Inc.	387	4,505
Walmart, Inc.	2,063	202,133
Weis Markets, Inc.	4	290
		532,499
Containers & Packaging (0.3%)
Amcor PLC	1,138	10,640
AptarGroup, Inc.	26	4,086
Ardagh Metal Packaging SA	131	519
Avery Dennison Corp.	47	7,885
Ball Corp.	136	7,787
Crown Holdings, Inc.	53	5,266
Graphic Packaging Holding Co.	115	2,571
Greif, Inc., Class A	6	381
International Paper Co.	235	10,984
O-I Glass, Inc. (a)	33	429
Packaging Corp. of America	32	6,200
Sealed Air Corp.	62	1,815
Silgan Holdings, Inc.	34	1,582
Smurfit WestRock PLC	226	10,030
Sonoco Products Co.	46	2,073
TriMas Corp.	17	608
		72,856
Distributors (0.1%)
A-Mark Precious Metals, Inc.	16	341
Genuine Parts Co.	55	7,088
LKQ Corp.	95	2,800
Pool Corp.	15	4,622
		14,851
Diversified Consumer Services (0.1%)
ADT, Inc.	224	1,870
Adtalem Global Education, Inc. (a)	18	2,057
Bright Horizons Family Solutions, Inc. (a)	22	2,488
Carriage Services, Inc.	9	404
Coursera, Inc. (a)	51	645
Duolingo, Inc. (a)	20	6,931
Frontdoor, Inc. (a)	33	1,930
Graham Holdings Co., Class B	1	954
Grand Canyon Education, Inc. (a)	12	2,024
H&R Block, Inc.	55	2,989
KinderCare Learning Cos., Inc. (a)	33	317
Laureate Education, Inc. (a)	81	1,831
Lincoln Educational Services Corp. (a)	21	480
Matthews International Corp., Class A	18	423
Mister Car Wash, Inc. (a)	47	271
OneSpaWorld Holdings Ltd. (Bahamas)	21	464
Perdoceo Education Corp.	14	403
Service Corp. International	62	4,731
Strategic Education, Inc.	4	297
Stride, Inc. (a)	17	2,180
Udemy, Inc. (a)	55	419
Universal Technical Institute, Inc. (a)	58	1,869
		35,977
Diversified Holding Companies (0.0%)‡
Cohen Circle Acquisition Corp. I (a)	158	1,650

Diversified REITs (0.1%)
Alexander & Baldwin, Inc. REIT	22	396
Alpine Income Property Trust, Inc. REIT	114	1,602
American Assets Trust, Inc. REIT	19	362
Armada Hoffler Properties, Inc. REIT	53	362
Broadstone Net Lease, Inc. REIT	23	373
CTO Realty Growth, Inc. REIT	107	1,767
Essential Properties Realty Trust, Inc. REIT	99	3,018
Gladstone Commercial Corp. REIT	145	1,907
Global Net Lease, Inc. REIT	257	1,796
One Liberty Properties, Inc. REIT	112	2,506
WP Carey, Inc. REIT	86	5,518
		19,607
Diversified Telecommunication Services (0.7%)
Anterix, Inc. (a)	11	244
AST SpaceMobile, Inc. (a)	80	4,254
AT&T, Inc.	3,347	91,741
Cogent Communications Holdings, Inc.	32	1,459
Frontier Communications Parent, Inc. (a)	74	2,719
GCI Liberty, Inc., Class A (a)	1	33
GCI Liberty, Inc., Class C (a)	10	333
Globalstar, Inc. (a)	18	423
IDT Corp., Class B	8	471
Iridium Communications, Inc.	60	1,468
Liberty Latin America Ltd., Class A (Puerto Rico) (a)	65	458
Liberty Latin America Ltd., Class C (Puerto Rico) (a)	66	471
Lumen Technologies, Inc. (a)	510	2,270
Shenandoah Telecommunications Co.	28	411
Verizon Communications, Inc.	1,915	81,885
		188,640
Electric Utilities (1.4%)
ALLETE, Inc.	5	330
Alliant Energy Corp.	121	7,866
American Electric Power Co., Inc.	254	28,737
Constellation Energy Corp.	148	51,480
Duke Energy Corp.	364	44,277
Edison International	189	9,851
Entergy Corp.	228	20,618
Evergy, Inc.	96	6,797
Eversource Energy	169	11,171
Exelon Corp.	470	21,122
FirstEnergy Corp.	282	12,044
Hawaiian Electric Industries, Inc. (a)	36	386
IDACORP, Inc.	15	1,880
MGE Energy, Inc.	4	340
NextEra Energy, Inc.	969	68,857

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Electric Utilities (cont'd)
NRG Energy, Inc.	90	$15,048
OGE Energy Corp.	103	4,678
Oklo, Inc. (a)	44	3,370
Otter Tail Corp.	5	386
PG&E Corp.	968	13,571
Pinnacle West Capital Corp.	47	4,259
Portland General Electric Co.	64	2,632
PPL Corp.	390	13,919
Southern Co.	521	49,224
TXNM Energy, Inc.	52	2,953
Xcel Energy, Inc.	247	18,140
		413,936
Electrical Equipment (1.1%)
Acuity, Inc.	13	4,048
American Superconductor Corp. (a)	20	1,137
AMETEK, Inc.	111	20,518
Array Technologies, Inc. (a)	83	539
Atkore, Inc.	6	462
Bloom Energy Corp., Class A (a)	134	5,010
Eaton Corp. PLC	187	71,943
Emerson Electric Co.	268	38,997
EnerSys	25	2,309
Enovix Corp. (a)	58	777
Eos Energy Enterprises, Inc. (a)	89	507
GE Vernova, Inc.	129	85,177
Generac Holdings, Inc. (a)	31	6,035
Hubbell, Inc.	26	11,374
NEXTracker, Inc., Class A (a)	72	4,195
NuScale Power Corp. (a)	61	3,063
nVent Electric PLC	85	6,666
Plug Power, Inc. (a)	309	464
Powell Industries, Inc.	2	474
Preformed Line Products Co.	3	463
Regal Rexnord Corp.	29	4,434
Rockwell Automation, Inc.	54	18,992
Sensata Technologies Holding PLC	66	2,030
Sunrun, Inc. (a)	57	585
Thermon Group Holdings, Inc. (a)	14	396
Vertiv Holdings Co., Class A	165	24,024
Vicor Corp. (a)	8	356
		314,975
Electronic Equipment, Instruments & Components (0.9%)
Advanced Energy Industries, Inc.	24	3,334
Amphenol Corp., Class A	582	61,989
Arlo Technologies, Inc. (a)	39	632
Arrow Electronics, Inc. (a)	24	2,784
Avnet, Inc.	35	1,853
Badger Meter, Inc.	11	2,076
Bel Fuse, Inc., Class B	6	780
Belden, Inc.	19	2,349
Benchmark Electronics, Inc.	10	385
CDW Corp.	59	10,288
Cognex Corp.	85	3,465
Coherent Corp. (a)	58	6,241
Corning, Inc.	349	22,071
Crane NXT Co.	33	1,958
CTS Corp.	9	353
Daktronics, Inc. (a)	29	470
ePlus, Inc. (a)	6	389
Flex Ltd. (a)	183	9,126
Insight Enterprises, Inc. (a)	13	1,542
IPG Photonics Corp. (a)	7	524
Itron, Inc. (a)	20	2,491
Jabil, Inc.	51	11,382
Keysight Technologies, Inc. (a)	79	12,949
Knowles Corp. (a)	24	487
Littelfuse, Inc.	10	2,573
Mirion Technologies, Inc. (a)	98	2,190
Napco Security Technologies, Inc.	16	489
Novanta, Inc. (a)	22	2,706
OSI Systems, Inc. (a)	9	1,989
PAR Technology Corp. (a)	7	425
PC Connection, Inc.	6	370
Plexus Corp. (a)	3	383
Powerfleet, Inc. NJ (a)	75	305
Ralliant Corp. (a)	39	1,783
Rogers Corp. (a)	6	394
Sanmina Corp. (a)	32	3,713
ScanSource, Inc. (a)	11	427
TD SYNNEX Corp.	37	5,342
TE Connectivity PLC	141	29,011
Teledyne Technologies, Inc. (a)	25	13,776
Trimble, Inc. (a)	123	10,319
TTM Technologies, Inc. (a)	58	2,741
Vishay Intertechnology, Inc.	31	508
Vontier Corp.	75	3,110
Zebra Technologies Corp., Class A (a)	22	7,458
		249,930
Energy Equipment & Services (0.3%)
Archrock, Inc.	92	2,149
Aris Water Solutions, Inc., Class A	14	298
Atlas Energy Solutions, Inc.	26	338
Baker Hughes Co.	439	19,777
Bristow Group, Inc. (a)	14	484
Cactus, Inc., Class A	45	1,904
Core Laboratories, Inc.	30	328
Expro Group Holdings NV (a)	45	485
Halliburton Co.	461	10,326
Helix Energy Solutions Group, Inc. (a)	291	1,726
Helmerich & Payne, Inc.	75	1,216
Innovex International, Inc. (a)	24	394
Kodiak Gas Services, Inc.	11	356
Liberty Energy, Inc.	33	407
Noble Corp. PLC	148	3,968
NOV, Inc.	298	3,749
Oceaneering International, Inc. (a)	21	456
Patterson-UTI Energy, Inc.	314	1,856

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Energy Equipment & Services (cont'd)
RPC, Inc.	74	$344
Schlumberger NV	669	22,612
Seadrill Ltd. (Norway) (a)	69	2,012
Select Water Solutions, Inc.	43	414
Solaris Energy Infrastructure, Inc.	21	686
TechnipFMC PLC (United Kingdom)	190	6,910
Tidewater, Inc. (a)	10	500
Weatherford International PLC	41	2,318
		86,013
Entertainment (1.8%)
AMC Entertainment Holdings, Inc., Class A (a)	118	342
Atlanta Braves Holdings, Inc., Class C (a)	9	401
Cinemark Holdings, Inc.	62	1,666
Electronic Arts, Inc.	111	16,926
Liberty Media Corp.-Liberty Formula One, Class A (a)	23	2,073
Liberty Media Corp.-Liberty Formula One, Class C (a)	95	9,533
Liberty Media Corp.-Liberty Live, Class A (a)	5	409
Liberty Media Corp.-Liberty Live, Class C (a)	30	2,527
Lionsgate Studios Corp. (a)	98	580
Live Nation Entertainment, Inc. (a)	74	10,930
Madison Square Garden Entertainment Corp. (a)	12	454
Madison Square Garden Sports Corp. (a)	8	1,617
Netflix, Inc. (a)	193	223,764
Playtika Holding Corp.	69	307
ROBLOX Corp., Class A (a)	273	37,617
Roku, Inc. (a)	70	6,591
Sphere Entertainment Co. (a)	48	2,067
Spotify Technology SA (Sweden) (a)	72	45,111
Take-Two Interactive Software, Inc. (a)	75	16,705
TKO Group Holdings, Inc.	31	5,208
Walt Disney Co.	863	102,792
Warner Bros Discovery, Inc. (a)	1,077	14,184
Warner Music Group Corp., Class A	78	2,282
		504,086
Financial Services (3.6%)
Affirm Holdings, Inc. (a)	112	7,679
Apollo Global Management, Inc.	196	28,483
AvidXchange Holdings, Inc. (a)	46	454
Banco Latinoamericano de Comercio Exterior SA (Panama)	10	400
Berkshire Hathaway, Inc., Class B (a)	629	296,812
Block, Inc. (a)	276	21,324
Cannae Holdings, Inc.	94	2,010
Cantaloupe, Inc. (a)	45	498
Cass Information Systems, Inc.	9	360
Corebridge Financial, Inc.	140	4,978
Corpay, Inc. (a)	37	11,953
Enact Holdings, Inc.	10	348
Equitable Holdings, Inc.	177	9,089
Essent Group Ltd.	44	2,464
Euronet Worldwide, Inc. (a)	22	2,138
EVERTEC, Inc. (Puerto Rico)	88	3,181
Federal Agricultural Mortgage Corp., Class C	2	345
Fidelity National Information Services, Inc.	275	21,838
Fiserv, Inc. (a)	242	33,623
Flywire Corp. (a)	41	446
Global Payments, Inc.	133	10,633
Guild Holdings Co., Class A	27	536
Jack Henry & Associates, Inc.	41	6,962
Jackson Financial, Inc., Class A	25	2,189
Marqeta, Inc., Class A (a)	91	519
Mastercard, Inc., Class A	382	216,391
Merchants Bancorp	11	322
MGIC Investment Corp.	111	2,875
Mr. Cooper Group, Inc. (a)	23	3,582
NCR Atleos Corp. (a)	15	459
NMI Holdings, Inc. (a)	47	1,754
Paymentus Holdings, Inc., Class A (a)	13	362
Payoneer Global, Inc. (a)	55	361
PayPal Holdings, Inc. (a)	470	32,317
Paysafe Ltd. (a)	25	304
PennyMac Financial Services, Inc.	19	1,770
Radian Group, Inc.	64	2,087
Remitly Global, Inc. (a)	76	1,254
Rocket Cos., Inc., Class A	163	2,407
Sezzle, Inc. (a)	9	1,394
Shift4 Payments, Inc., Class A (a)	34	3,502
Toast, Inc., Class A (a)	239	11,673
UWM Holdings Corp.	79	318
Velocity Financial, Inc. (a)	20	332
Visa, Inc., Class A	806	278,449
Voya Financial, Inc.	45	3,150
Walker & Dunlop, Inc.	5	375
Western Union Co.	208	1,674
WEX, Inc. (a)	14	2,375
		1,038,749
Food Products (0.6%)
Archer-Daniels-Midland Co.	225	12,190
Bunge Global SA	64	5,105
Cal-Maine Foods, Inc.	19	2,112
Campbell's Co.	90	2,873
Conagra Brands, Inc.	163	2,976
Darling Ingredients, Inc. (a)	96	3,108
Dole PLC	26	370
Flowers Foods, Inc.	130	2,060
Fresh Del Monte Produce, Inc.	12	451
Freshpet, Inc. (a)	20	1,366
General Mills, Inc.	199	9,747
Hershey Co.	66	12,285
Hormel Foods Corp.	156	4,382
Ingredion, Inc.	30	3,946
J&J Snack Foods Corp.	2	226
J.M. Smucker Co.	55	5,904
John B Sanfilippo & Son, Inc.	6	380
Kellanova	94	7,504
Kraft Heinz Co.	392	10,764

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Food Products (cont'd)
Lamb Weston Holdings, Inc.	82	$4,680
Limoneira Co.	96	1,409
Marzetti Co.	10	1,778
McCormick & Co., Inc.	110	7,769
Mission Produce, Inc. (a)	34	420
Mondelez International, Inc., Class A	612	39,590
Pilgrim's Pride Corp.	46	2,180
Post Holdings, Inc. (a)	21	2,222
Seneca Foods Corp., Class A (a)	4	419
Simply Good Foods Co. (a)	54	1,645
Tootsie Roll Industries, Inc.	11	417
TreeHouse Foods, Inc. (a)	16	308
Tyson Foods, Inc., Class A	143	7,479
Utz Brands, Inc.	27	352
Vital Farms, Inc. (a)	11	409
Westrock Coffee Co. (a)	57	379
WK Kellogg Co.	18	415
		159,620
Gas Utilities (0.1%)
Atmos Energy Corp.	61	9,511
Chesapeake Utilities Corp.	27	3,237
MDU Resources Group, Inc.	113	1,949
National Fuel Gas Co.	36	3,125
New Jersey Resources Corp.	49	2,250
Northwest Natural Holding Co.	46	1,836
ONE Gas, Inc.	50	3,635
Southwest Gas Holdings, Inc.	29	2,266
Spire, Inc.	49	3,649
UGI Corp.	84	3,039
		34,497
Ground Transportation (0.9%)
ArcBest Corp.	6	439
Avis Budget Group, Inc. (a)	5	851
Covenant Logistics Group, Inc.	18	435
CSX Corp.	893	31,737
Heartland Express, Inc.	40	313
Hertz Global Holdings, Inc. (a)	84	538
JB Hunt Transport Services, Inc.	36	5,186
Knight-Swift Transportation Holdings, Inc.	94	3,995
Landstar System, Inc.	20	2,667
Lyft, Inc., Class A Class A (a)	227	3,192
Norfolk Southern Corp.	110	30,580
Old Dominion Freight Line, Inc.	86	12,835
RXO, Inc. (a)	25	386
Ryder System, Inc.	18	3,199
Saia, Inc. (a)	15	4,534
Schneider National, Inc., Class B	16	391
Uber Technologies, Inc. (a)	958	84,064
U-Haul Holding Co. (a)	79	4,284
Union Pacific Corp.	280	62,152
Universal Logistics Holdings, Inc.	13	311
Werner Enterprises, Inc.	84	2,328
XPO, Inc. (a)	50	6,015
		260,432
Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	817	103,097
Align Technology, Inc. (a)	29	3,741
Alphatec Holdings, Inc. (a)	36	381
Artivion, Inc. (a)	15	464
AtriCure, Inc. (a)	11	386
Avanos Medical, Inc. (a)	28	313
Axogen, Inc. (a)	22	288
Baxter International, Inc.	229	4,983
Becton Dickinson & Co.	140	24,955
Boston Scientific Corp. (a)	685	71,870
CONMED Corp.	7	358
Cooper Cos., Inc. (a)	109	7,705
Dentsply Sirona, Inc.	119	1,703
Dexcom, Inc. (a)	178	14,377
Edwards Lifesciences Corp. (a)	285	22,603
Embecta Corp.	29	295
Enovis Corp. (a)	11	295
Envista Holdings Corp. (a)	97	1,832
GE HealthCare Technologies, Inc.	214	15,263
Glaukos Corp. (a)	26	2,238
Globus Medical, Inc., Class A (a)	56	2,947
Haemonetics Corp. (a)	27	1,999
Hologic, Inc. (a)	97	6,482
ICU Medical, Inc. (a)	14	1,798
IDEXX Laboratories, Inc. (a)	38	20,304
Inspire Medical Systems, Inc. (a)	12	1,494
Insulet Corp. (a)	33	9,517
Integer Holdings Corp. (a)	19	2,062
Integra LifeSciences Holdings Corp. (a)	20	263
Intuitive Surgical, Inc. (a)	166	79,861
iRadimed Corp.	7	408
iRhythm Technologies, Inc. (a)	12	1,682
Lantheus Holdings, Inc. (a)	33	2,349
LeMaitre Vascular, Inc.	4	325
Masimo Corp. (a)	17	2,614
Medtronic PLC	596	53,783
Merit Medical Systems, Inc. (a)	28	2,376
Neogen Corp. (a)	61	284
Novocure Ltd. (a)	21	243
Omnicell, Inc. (a)	12	372
Penumbra, Inc. (a)	21	5,298
PROCEPT BioRobotics Corp. (a)	33	1,601
Pulse Biosciences, Inc. (a)	22	330
QuidelOrtho Corp. (a)	13	299
ResMed, Inc.	70	19,036
RxSight, Inc. (a)	24	187
SI-BONE, Inc. (a)	27	460
Solventum Corp. (a)	78	5,566
STAAR Surgical Co. (a)	23	412
STERIS PLC	45	10,192

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Health Care Equipment & Supplies (cont'd)
Stryker Corp.	163	$64,015
Tandem Diabetes Care, Inc. (a)	21	327
Teleflex, Inc.	37	4,422
TransMedics Group, Inc. (a)	16	1,904
UFP Technologies, Inc. (a)	2	453
Zimmer Biomet Holdings, Inc.	99	9,073
		591,885
Health Care Providers & Services (1.5%)
Acadia Healthcare Co., Inc. (a)	13	283
AdaptHealth Corp. (a)	38	341
Addus HomeCare Corp. (a)	4	427
Alignment Healthcare, Inc. (a)	18	248
Amedisys, Inc. (a)	20	1,972
AMN Healthcare Services, Inc. (a)	18	330
Ardent Health, Inc. (a)	29	307
Astrana Health, Inc. (a)	11	262
Aveanna Healthcare Holdings, Inc. (a)	72	286
BrightSpring Health Services, Inc. (a)	20	413
Brookdale Senior Living, Inc. (a)	59	457
Cardinal Health, Inc.	114	17,695
Cencora, Inc.	85	24,317
Centene Corp. (a)	122	3,181
Chemed Corp.	7	2,886
Cigna Group	127	33,957
Clover Health Investments Corp. (a)	94	272
Concentra Group Holdings Parent, Inc.	90	1,797
CorVel Corp. (a)	18	1,595
CVS Health Corp.	595	36,949
DaVita, Inc. (a)	17	2,386
Elevance Health, Inc.	106	30,006
Encompass Health Corp.	42	4,625
Ensign Group, Inc.	23	3,450
GeneDx Holdings Corp. (a)	4	408
Guardant Health, Inc. (a)	72	2,951
HCA Healthcare, Inc.	77	27,257
HealthEquity, Inc. (a)	42	4,074
Henry Schein, Inc. (a)	81	5,480
Hims & Hers Health, Inc. (a)	71	4,699
Humana, Inc.	61	15,242
Labcorp Holdings, Inc.	38	9,883
LifeStance Health Group, Inc. (a)	50	199
McKesson Corp.	58	40,225
Molina Healthcare, Inc. (a)	25	3,947
National HealthCare Corp.	4	384
National Research Corp.	121	1,512
NeoGenomics, Inc. (a)	38	184
OPKO Health, Inc. (a)	253	324
Option Care Health, Inc. (a)	111	3,258
PACS Group, Inc. (a)	37	409
Pediatrix Medical Group, Inc. (a)	26	319
Pennant Group, Inc. (a)	14	310
Premier, Inc., Class A	19	408
Privia Health Group, Inc. (a)	14	273
Progyny, Inc. (a)	16	376
Quest Diagnostics, Inc.	53	8,873
RadNet, Inc. (a)	29	1,587
Select Medical Holdings Corp.	21	311
Surgery Partners, Inc. (a)	16	351
Tenet Healthcare Corp. (a)	38	6,129
U.S. Physical Therapy, Inc.	5	366
UnitedHealth Group, Inc.	417	104,067
Universal Health Services, Inc., Class B	20	3,329
		415,577
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. REIT	68	5,197
American Healthcare REIT, Inc. REIT	68	2,628
CareTrust REIT, Inc. REIT	55	1,749
Global Medical, Inc. REIT	286	1,911
Healthcare Realty Trust, Inc. REIT	145	2,227
Healthpeak Properties, Inc. REIT	291	4,930
LTC Properties, Inc. REIT	10	340
Medical Properties Trust, Inc. REIT	337	1,388
National Health Investors, Inc. REIT	5	349
Omega Healthcare Investors, Inc. REIT	127	4,940
Sabra Health Care REIT, Inc. REIT	92	1,659
Sila Realty Trust, Inc. REIT	14	342
Universal Health Realty Income Trust REIT	61	2,366
Ventas, Inc. REIT	244	16,392
Welltower, Inc. REIT	310	51,172
		97,590
Health Care Technology (0.1%)
Certara, Inc. (a)	33	325
Doximity, Inc., Class A (a)	77	4,524
Evolent Health, Inc., Class A (a)	34	341
GoodRx Holdings, Inc., Class A (a)	80	383
HealthStream, Inc.	11	288
Phreesia, Inc. (a)	15	404
Schrodinger, Inc. (a)	18	366
Teladoc Health, Inc. (a)	47	339
Veeva Systems, Inc., Class A (a)	70	19,894
Waystar Holding Corp. (a)	51	1,886
		28,750
Hotel & Resort REITs (0.0%) ‡
Apple Hospitality REIT, Inc. REIT	31	364
DiamondRock Hospitality Co. REIT	239	1,845
Host Hotels & Resorts, Inc. REIT	228	3,584
Park Hotels & Resorts, Inc. REIT	36	384
Pebblebrook Hotel Trust REIT	41	411
RLJ Lodging Trust REIT	51	377
Ryman Hospitality Properties, Inc. REIT	27	2,567
Sunstone Hotel Investors, Inc. REIT	289	2,529
Xenia Hotels & Resorts, Inc. REIT	35	445
		12,506
Hotels, Restaurants & Leisure (2.1%)
Accel Entertainment, Inc. (a)	32	412
Airbnb, Inc., Class A (a)	190	25,158
Aramark	138	5,873

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Hotels, Restaurants & Leisure (cont'd)
Biglari Holdings, Inc., Class B (a)	1	$308
BJ's Restaurants, Inc. (a)	11	390
Bloomin' Brands, Inc.	50	456
Booking Holdings, Inc.	15	82,561
Boyd Gaming Corp.	30	2,547
Brinker International, Inc. (a)	17	2,679
Caesars Entertainment, Inc. (a)	97	2,588
Carnival Corp. (a)	510	15,183
Cava Group, Inc. (a)	50	4,401
Cheesecake Factory, Inc.	8	511
Chipotle Mexican Grill, Inc. (a)	620	26,586
Choice Hotels International, Inc.	14	1,788
Churchill Downs, Inc.	31	3,318
Cracker Barrel Old Country Store, Inc.	9	558
Darden Restaurants, Inc.	47	9,478
Domino's Pizza, Inc.	17	7,875
DoorDash, Inc., Class A (a)	159	39,790
DraftKings, Inc., Class A (a)	231	10,404
Dutch Bros, Inc., Class A (a)	64	3,793
Expedia Group, Inc.	57	10,273
First Watch Restaurant Group, Inc. (a)	20	346
Flutter Entertainment PLC (a)	80	24,181
Genius Sports Ltd. (United Kingdom) (a)	36	405
Global Business Travel Group I (a)	310	1,993
Golden Entertainment, Inc.	14	394
Hilton Grand Vacations, Inc. (a)	44	1,972
Hilton Worldwide Holdings, Inc.	106	28,416
Hyatt Hotels Corp., Class A	20	2,819
Krispy Kreme, Inc.	81	293
Kura Sushi USA, Inc., Class A (a)	7	614
Las Vegas Sands Corp.	155	8,122
Life Time Group Holdings, Inc. (a)	62	1,781
Light & Wonder, Inc. (a)	21	2,023
Lucky Strike Entertainment Corp.	39	386
Marriott International, Inc., Class A	116	30,604
Marriott Vacations Worldwide Corp.	6	447
McDonald's Corp.	327	98,123
MGM Resorts International (a)	84	3,062
Monarch Casino & Resort, Inc.	5	515
Norwegian Cruise Line Holdings Ltd. (a)	170	4,345
Papa John's International, Inc.	11	467
Penn Entertainment, Inc. (a)	106	1,914
Planet Fitness, Inc., Class A (a)	42	4,586
Portillo's, Inc., Class A (a)	30	299
Pursuit Attractions & Hospitality, Inc. (a)	11	333
Red Rock Resorts, Inc., Class A	35	2,147
Royal Caribbean Cruises Ltd.	120	38,144
Sabre Corp. (a)	152	461
Shake Shack, Inc., Class A (a)	15	1,805
Six Flags Entertainment Corp. (a)	56	1,678
Starbucks Corp.	515	45,917
Sweetgreen, Inc., Class A (a)	115	1,481
Target Hospitality Corp. (a)	51	387
Texas Roadhouse, Inc.	26	4,813
Travel & Leisure Co.	44	2,607
United Parks & Resorts, Inc. (a)	9	426
Vail Resorts, Inc.	16	2,404
Viking Holdings Ltd. (a)	45	2,642
Wendy's Co.	27	266
Wingstop, Inc.	10	3,773
Wyndham Hotels & Resorts, Inc.	29	2,494
Wynn Resorts Ltd.	32	3,489
Yum! Brands, Inc.	136	19,604
		609,908
Household Durables (0.4%)
Beazer Homes USA, Inc. (a)	19	447
Cavco Industries, Inc. (a)	3	1,211
Century Communities, Inc.	39	2,195
Champion Homes, Inc. (a)	34	2,071
Cricut, Inc., Class A	71	348
DR Horton, Inc.	144	20,569
Dream Finders Homes, Inc., Class A (a)	17	430
Ethan Allen Interiors, Inc.	76	2,263
Green Brick Partners, Inc. (a)	47	2,911
Helen of Troy Ltd. (a)	10	220
Hovnanian Enterprises, Inc., Class A (a)	4	478
Installed Building Products, Inc.	8	1,618
KB Home	35	1,934
La-Z-Boy, Inc.	49	1,763
Legacy Housing Corp. (a)	15	336
Leggett & Platt, Inc.	49	468
Lennar Corp., Class A	122	13,686
LGI Homes, Inc. (a)	44	2,344
M/I Homes, Inc. (a)	13	1,562
Mohawk Industries, Inc. (a)	33	3,779
Newell Brands, Inc.	404	2,266
NVR, Inc. (a)	1	7,549
PulteGroup, Inc.	112	12,647
SharkNinja, Inc. (a)	26	3,019
Somnigroup International, Inc.	80	5,790
Sonos, Inc. (a)	42	454
Taylor Morrison Home Corp. (a)	38	2,253
Toll Brothers, Inc.	49	5,800
TopBuild Corp. (a)	15	5,556
Whirlpool Corp.	25	2,076
		108,043
Household Products (0.8%)
Central Garden & Pet Co. (a)	10	390
Central Garden & Pet Co., Class A (a)	11	391
Church & Dwight Co., Inc.	118	11,065
Clorox Co.	58	7,282
Colgate-Palmolive Co.	400	33,540
Energizer Holdings, Inc.	13	293
Kimberly-Clark Corp.	150	18,693
Oil-Dri Corp. of America	8	451
Procter & Gamble Co.	1,105	166,269
Reynolds Consumer Products, Inc.	86	1,934

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Household Products (cont'd)
Spectrum Brands Holdings, Inc.	5	$268
WD-40 Co.	10	2,144
		242,720
Independent Power & Renewable Electricity Producers (0.2%)
AES Corp.	363	4,773
Brookfield Renewable Corp. (Canada)	83	3,040
Clearway Energy, Inc., Class A	66	2,031
Clearway Energy, Inc., Class C	59	1,925
Ormat Technologies, Inc.	33	2,951
Talen Energy Corp. (a)	22	8,307
Vistra Corp.	161	33,575
XPLR Infrastructure LP	41	391
		56,993
Industrial Conglomerates (0.3%)
3M Co.	233	34,768
Honeywell International, Inc.	290	64,482
		99,250
Industrial REITs (0.2%)
Americold Realty Trust, Inc. REIT	138	2,219
EastGroup Properties, Inc. REIT	18	2,938
First Industrial Realty Trust, Inc. REIT	55	2,680
Innovative Industrial Properties, Inc. REIT	7	362
Lineage, Inc. REIT	14	604
LXP Industrial Trust REIT	248	1,924
Plymouth Industrial REIT, Inc. REIT	26	378
Prologis, Inc. REIT	435	46,449
Rexford Industrial Realty, Inc. REIT	117	4,274
STAG Industrial, Inc. REIT	85	2,918
Terreno Realty Corp. REIT	44	2,442
		67,188
Information Technology Services (1.3%)
Accenture PLC, Class A	301	80,397
Akamai Technologies, Inc. (a)	67	5,113
Amdocs Ltd.	46	3,927
Applied Digital Corp. (a)	67	880
ASGN, Inc. (a)	5	251
Cloudflare, Inc., Class A (a)	150	31,152
Cognizant Technology Solutions Corp., Class A	248	17,797
CoreWeave, Inc., Class A (a)	160	18,261
Couchbase, Inc. (a)	23	558
DigitalOcean Holdings, Inc. (a)	12	334
DXC Technology Co. (a)	25	340
EPAM Systems, Inc. (a)	28	4,416
Fastly, Inc., Class A (a)	64	435
Gartner, Inc. (a)	37	12,530
Globant SA (a)	27	2,275
GoDaddy, Inc., Class A (a)	57	9,210
Grid Dynamics Holdings, Inc. (a)	26	247
Hackett Group, Inc.	14	327
International Business Machines Corp.	442	111,892
Kyndryl Holdings, Inc. (a)	126	4,759
MongoDB, Inc. (a)	42	9,991
Okta, Inc. (a)	72	7,042
Snowflake, Inc., Class A (a)	148	33,078
Twilio, Inc., Class A (a)	74	9,546
VeriSign, Inc.	37	9,948
		374,706
Insurance (1.9%)
Aflac, Inc.	239	23,747
Allstate Corp.	119	24,187
American Financial Group, Inc.	33	4,122
American International Group, Inc.	262	20,339
AMERISAFE, Inc.	42	1,881
Aon PLC, Class A	93	33,081
Arch Capital Group Ltd.	196	16,868
Arthur J Gallagher & Co.	122	35,044
Assurant, Inc.	22	4,121
Assured Guaranty Ltd.	24	2,030
Axis Capital Holdings Ltd.	30	2,815
Baldwin Insurance Group, Inc. (a)	46	1,695
Bowhead Specialty Holdings, Inc. (a)	9	292
Brighthouse Financial, Inc. (a)	28	1,340
Brown & Brown, Inc.	112	10,233
Cincinnati Financial Corp.	66	9,736
CNA Financial Corp.	41	1,817
CNO Financial Group, Inc.	35	1,289
Donegal Group, Inc., Class A	97	1,664
Employers Holdings, Inc.	40	1,651
Erie Indemnity Co., Class A	9	3,206
Everest Group Ltd.	21	7,052
F&G Annuities & Life, Inc.	11	351
Fidelity National Financial, Inc.	126	7,110
First American Financial Corp.	44	2,642
Genworth Financial, Inc. (a)	226	1,776
Globe Life, Inc.	31	4,355
Goosehead Insurance, Inc., Class A	14	1,273
Hagerty, Inc., Class A (a)	288	2,926
Hamilton Insurance Group Ltd., Class B (Bermuda) (a)	20	430
Hanover Insurance Group, Inc.	19	3,261
Hartford Insurance Group, Inc.	130	16,171
HCI Group, Inc.	2	280
Heritage Insurance Holdings, Inc. (a)	22	464
Horace Mann Educators Corp.	9	383
Investors Title Co.	7	1,479
Kemper Corp.	32	1,971
Kinsale Capital Group, Inc.	10	4,407
Lemonade, Inc. (a)	14	527
Lincoln National Corp.	62	2,363
Loews Corp.	102	9,235
Markel Group, Inc. (a)	6	12,050
Marsh & McLennan Cos., Inc.	238	47,410
Mercury General Corp.	7	485
MetLife, Inc.	247	18,760
Old Republic International Corp.	119	4,304
Oscar Health, Inc., Class A (a)	102	1,433
Palomar Holdings, Inc. (a)	19	2,517

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Insurance (cont'd)
Primerica, Inc.	13	$3,453
Principal Financial Group, Inc.	102	7,939
ProAssurance Corp. (a)	15	356
Progressive Corp.	276	66,803
Prudential Financial, Inc.	147	15,226
Reinsurance Group of America, Inc.	27	5,196
RenaissanceRe Holdings Ltd.	27	6,581
RLI Corp.	30	1,980
Root, Inc., Class A (a)	3	363
Ryan Specialty Holdings, Inc.	40	2,448
Safety Insurance Group, Inc.	5	352
Selective Insurance Group, Inc.	30	2,339
SiriusPoint Ltd. (Sweden) (a)	23	451
Skyward Specialty Insurance Group, Inc. (a)	7	354
Stewart Information Services Corp.	5	325
Tiptree, Inc.	16	332
Travelers Cos., Inc.	102	26,544
Trupanion, Inc. (a)	10	474
United Fire Group, Inc.	13	345
Universal Insurance Holdings, Inc.	16	378
Unum Group	66	4,739
W.R. Berkley Corp.	108	7,431
White Mountains Insurance Group Ltd.	1	1,788
Willis Towers Watson PLC	49	15,475
		528,245
Interactive Media & Services (6.3%)
Alphabet, Inc., Class A	2,720	521,968
Alphabet, Inc., Class C	2,383	459,585
Angi, Inc. (a)	28	454
Cargurus, Inc. (a)	13	427
Cars.com, Inc. (a)	31	399
EverQuote, Inc., Class A (a)	17	418
fuboTV, Inc. (a)	125	498
Grindr, Inc. (Singapore) (a)	20	350
IAC, Inc. (a)	52	2,044
Match Group, Inc.	90	3,084
Meta Platforms, Inc., Class A	1,017	786,588
Pinterest, Inc., Class A (a)	287	11,078
QuinStreet, Inc. (a)	23	377
Reddit, Inc., Class A (a)	56	8,993
Shutterstock, Inc.	23	441
Snap, Inc., Class A (a)	499	4,706
TripAdvisor, Inc. (a)	113	1,976
Trump Media & Technology Group Corp. (a)	18	317
Vimeo, Inc. (a)	71	269
Webtoon Entertainment, Inc. (Korea, Republic of) (a)	45	452
Yelp, Inc. (a)	11	379
Ziff Davis, Inc. (a)	11	342
ZoomInfo Technologies, Inc. (a)	206	2,231
		1,807,376
Leisure Products (0.1%)
Acushnet Holdings Corp.	6	478
Brunswick Corp.	32	1,865
Hasbro, Inc.	64	4,810
Malibu Boats, Inc., Class A (a)	14	466
Mattel, Inc. (a)	236	4,014
Peloton Interactive, Inc., Class A (a)	368	2,628
Polaris, Inc.	46	2,434
Sturm Ruger & Co., Inc.	10	342
Topgolf Callaway Brands Corp. (a)	209	1,933
YETI Holdings, Inc. (a)	55	2,021
		20,991
Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A (a)	44	592
Adaptive Biotechnologies Corp. (a)	44	451
Agilent Technologies, Inc.	142	16,303
Avantor, Inc. (a)	332	4,462
Azenta, Inc. (a)	13	425
BioLife Solutions, Inc. (a)	16	340
Bio-Rad Laboratories, Inc., Class A (a)	9	2,178
Bio-Techne Corp.	78	4,269
Bruker Corp.	34	1,307
Charles River Laboratories International, Inc. (a)	24	4,071
Danaher Corp.	302	59,542
ICON PLC ADR (a)	36	6,091
Illumina, Inc. (a)	80	8,217
IQVIA Holdings, Inc. (a)	85	15,798
Medpace Holdings, Inc. (a)	11	4,699
Mesa Laboratories, Inc.	3	230
Mettler-Toledo International, Inc. (a)	10	12,337
Repligen Corp. (a)	20	2,341
Revvity, Inc.	57	5,010
Sotera Health Co. (a)	33	379
Tempus AI, Inc. (a)	63	3,565
Thermo Fisher Scientific, Inc.	180	84,182
Waters Corp. (a)	30	8,663
West Pharmaceutical Services, Inc.	36	8,613
		254,065
Machinery (1.8%)
AGCO Corp.	26	3,067
Alamo Group, Inc.	2	445
Albany International Corp., Class A	5	271
Allison Transmission Holdings, Inc.	40	3,603
Astec Industries, Inc.	10	397
Atmus Filtration Technologies, Inc.	51	1,984
Blue Bird Corp. (a)	10	448
Caterpillar, Inc.	223	97,678
Chart Industries, Inc. (a)	23	4,573
CNH Industrial NV	513	6,648
Crane Co.	21	4,111
Cummins, Inc.	58	21,322
Deere & Co.	114	59,778
Donaldson Co., Inc.	44	3,167
Douglas Dynamics, Inc.	16	458
Dover Corp.	76	13,767
Energy Recovery, Inc. (a)	24	323

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Machinery (cont'd)
Enerpac Tool Group Corp.	9	$347
Enpro, Inc.	11	2,337
Esab Corp.	20	2,683
ESCO Technologies, Inc.	12	2,324
Federal Signal Corp.	28	3,544
Flowserve Corp.	63	3,531
Fortive Corp.	155	7,429
Franklin Electric Co., Inc.	4	376
Gates Industrial Corp. PLC (a)	97	2,406
Gorman-Rupp Co.	11	453
Graco, Inc.	83	6,970
Greenbrier Cos., Inc.	9	410
Helios Technologies, Inc.	13	477
Hillenbrand, Inc.	16	331
Hillman Solutions Corp. (a)	245	1,933
Hyster-Yale, Inc.	9	378
IDEX Corp.	31	5,069
Illinois Tool Works, Inc.	138	35,324
Ingersoll Rand, Inc.	200	16,926
ITT, Inc.	39	6,628
JBT Marel Corp.	33	4,547
Kadant, Inc.	7	2,329
Kennametal, Inc.	19	470
Lincoln Electric Holdings, Inc.	26	6,331
Lindsay Corp.	3	410
Middleby Corp. (a)	21	3,049
Mueller Industries, Inc.	41	3,500
Mueller Water Products, Inc., Class A	66	1,634
Nordson Corp.	18	3,856
Oshkosh Corp.	27	3,416
Otis Worldwide Corp.	194	16,624
PACCAR, Inc.	225	22,221
Parker-Hannifin Corp.	59	43,182
Pentair PLC	61	6,234
Proto Labs, Inc. (a)	11	474
RBC Bearings, Inc. (a)	15	5,810
REV Group, Inc.	11	545
Snap-on, Inc.	21	6,745
SPX Technologies, Inc. (a)	23	4,195
Standex International Corp.	2	329
Stanley Black & Decker, Inc.	68	4,600
Symbotic, Inc. (a)	55	2,967
Tennant Co.	5	413
Terex Corp.	40	2,034
Timken Co.	39	2,968
Toro Co.	40	2,970
Trinity Industries, Inc.	14	326
Wabash National Corp.	162	1,614
Watts Water Technologies, Inc., Class A	11	2,886
Westinghouse Air Brake Technologies Corp.	75	14,404
Worthington Enterprises, Inc.	8	496
Xylem, Inc.	116	16,776
		510,271
Marine Transportation (0.0%) ‡
Costamare, Inc. (Monaco)	40	403
Genco Shipping & Trading Ltd.	30	478
Global Ship Lease, Inc., Class A (United Kingdom)	19	542
Golden Ocean Group Ltd. (Norway)	50	408
Kirby Corp. (a)	27	2,573
Matson, Inc.	15	1,602
Star Bulk Carriers Corp. (Greece)	26	475
		6,481
Media (0.5%)
Altice USA, Inc., Class A (a)	156	406
Boston Omaha Corp., Class A (a)	150	2,018
Cable One, Inc.	2	256
Charter Communications, Inc., Class A (a)	48	12,929
Comcast Corp., Class A	1,784	59,282
DoubleVerify Holdings, Inc. (a)	169	2,589
EchoStar Corp., Class A (a)	79	2,575
Emerald Holding, Inc.	98	487
Fox Corp., Class A	117	6,524
Fox Corp., Class B	79	4,040
Ibotta, Inc., Class A (a)	8	291
Integral Ad Science Holding Corp. (a)	51	418
Interpublic Group of Cos., Inc.	182	4,477
John Wiley & Sons, Inc., Class A	8	309
Liberty Broadband Corp., Class A (a)	5	306
Liberty Broadband Corp., Class C (a)	51	3,127
Magnite, Inc. (a)	35	805
New York Times Co., Class A	55	2,854
News Corp., Class A	169	4,955
News Corp., Class B	63	2,105
Newsmax, Inc. (a)	126	1,675
Nexstar Media Group, Inc.	9	1,684
Omnicom Group, Inc.	100	7,205
Sinclair, Inc.	26	376
Sirius XM Holdings, Inc.	100	2,112
Stagwell, Inc. (a)	67	384
TEGNA, Inc.	22	367
Trade Desk, Inc., Class A (a)	220	19,131
		143,687
Metals & Mining (0.5%)
Alcoa Corp.	150	4,496
Alpha Metallurgical Resources, Inc. (a)	3	354
Carpenter Technology Corp.	21	5,237
Century Aluminum Co. (a)	24	508
Cleveland-Cliffs, Inc. (a)	254	2,672
Coeur Mining, Inc. (a)	247	2,147
Commercial Metals Co.	37	1,919
Freeport-McMoRan, Inc.	643	25,874
Hecla Mining Co.	288	1,653
Ivanhoe Electric, Inc. (a)	69	660
Kaiser Aluminum Corp.	6	464
Materion Corp.	4	421
Metallus, Inc. (a)	123	1,943

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Metals & Mining (cont'd)
MP Materials Corp. (a)	64	$3,936
Newmont Corp.	537	33,348
Nucor Corp.	116	16,596
Perpetua Resources Corp. (a)	32	483
Reliance, Inc.	26	7,543
Royal Gold, Inc.	37	5,603
Ryerson Holding Corp.	16	330
Southern Copper Corp. (Peru)	45	4,237
Steel Dynamics, Inc.	75	9,567
SunCoke Energy, Inc.	40	296
Warrior Met Coal, Inc.	48	2,466
Worthington Steel, Inc.	15	458
		133,211
Mortgage Real Estate Investment (0.1%)
AGNC Investment Corp. REIT	650	6,130
Annaly Capital Management, Inc. REIT	255	5,184
Apollo Commercial Real Estate Finance, Inc. REIT	41	394
Arbor Realty Trust, Inc. REIT	33	368
ARMOUR Residential REIT, Inc. REIT	25	408
Blackstone Mortgage Trust, Inc., Class A REIT	86	1,589
BrightSpire Capital, Inc. REIT	77	399
Chimera Investment Corp. REIT	33	441
Dynex Capital, Inc. REIT	31	386
Ellington Financial, Inc. REIT	30	381
Franklin BSP Realty Trust, Inc. REIT	33	333
KKR Real Estate Finance Trust, Inc. REIT	40	362
Ladder Capital Corp. REIT	34	371
MFA Financial, Inc. REIT	42	382
Orchid Island Capital, Inc. REIT	238	1,657
PennyMac Mortgage Investment Trust REIT	158	1,863
Ready Capital Corp. REIT	77	324
Redwood Trust, Inc. REIT	68	371
Rithm Capital Corp. REIT	211	2,538
Starwood Property Trust, Inc. REIT	133	2,588
TPG RE Finance Trust, Inc. REIT	50	435
Two Harbors Investment Corp. REIT	32	312
		27,216
Multi-Utilities (0.6%)
Ameren Corp.	118	11,933
Avista Corp.	9	336
Black Hills Corp.	6	347
CenterPoint Energy, Inc.	340	13,199
CMS Energy Corp.	150	11,070
Consolidated Edison, Inc.	154	15,939
Dominion Energy, Inc.	408	23,847
DTE Energy Co.	82	11,350
NiSource, Inc.	219	9,296
Northwestern Energy Group, Inc.	7	376
Public Service Enterprise Group, Inc.	218	19,574
Sempra	312	25,484
Unitil Corp.	7	361
WEC Energy Group, Inc.	160	17,453
		160,565
Office REITs (0.1%)
Brandywine Realty Trust REIT	99	396
BXP, Inc. REIT	51	3,337
COPT Defense Properties REIT	67	1,828
Cousins Properties, Inc. REIT	93	2,520
Douglas Emmett, Inc. REIT	180	2,729
Easterly Government Properties, Inc. REIT	16	352
Empire State Realty Trust, Inc., Class A REIT	50	362
Highwoods Properties, Inc. REIT	61	1,770
Kilroy Realty Corp. REIT	51	1,880
Paramount Group, Inc. REIT (a)	85	520
Piedmont Realty Trust, Inc., Class A REIT	56	423
Postal Realty Trust, Inc., Class A REIT	127	1,741
SL Green Realty Corp. REIT	29	1,660
Vornado Realty Trust REIT	82	3,151
		22,669
Oil, Gas & Consumable Fuels (2.8%)
Antero Midstream Corp.	138	2,532
Antero Resources Corp. (a)	139	4,855
APA Corp.	162	3,125
Berry Corp.	843	2,546
BKV Corp. (Thailand) (a)	22	454
California Resources Corp.	40	1,927
Centrus Energy Corp., Class A (a)	6	1,292
Cheniere Energy, Inc.	109	25,711
Chevron Corp.	901	136,628
Chord Energy Corp.	29	3,200
Civitas Resources, Inc.	13	395
CNX Resources Corp. (a)	46	1,394
Comstock Resources, Inc. (a)	20	357
ConocoPhillips	584	55,679
Core Natural Resources, Inc.	22	1,624
Coterra Energy, Inc.	362	8,829
Crescent Energy Co., Class A	46	425
CVR Energy, Inc.	21	562
Delek U.S. Holdings, Inc.	29	649
Devon Energy Corp.	276	9,169
DHT Holdings, Inc.	34	377
Diamondback Energy, Inc.	95	14,123
Dorian LPG Ltd.	20	576
DT Midstream, Inc.	34	3,493
EOG Resources, Inc.	258	30,965
EQT Corp.	275	14,781
Excelerate Energy, Inc., Class A	13	334
Expand Energy Corp.	93	9,745
Exxon Mobil Corp.	2,038	227,522
FLEX LNG Ltd. (Norway)	17	426
Frontline PLC (Norway)	107	1,971
Golar LNG Ltd. (Cameroon)	43	1,770
Granite Ridge Resources, Inc.	72	374
Gulfport Energy Corp. (a)	10	1,741

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Oil, Gas & Consumable Fuels (cont'd)
HF Sinclair Corp.	64	$2,812
HighPeak Energy, Inc.	40	399
International Seaways, Inc.	12	479
Kinder Morgan, Inc.	935	26,236
Kosmos Energy Ltd. (Ghana) (a)	216	464
Magnolia Oil & Gas Corp., Class A	126	3,001
Marathon Petroleum Corp.	139	23,656
Matador Resources Co.	48	2,394
Murphy Oil Corp.	78	1,935
Navigator Holdings Ltd.	30	473
New Fortress Energy, Inc.	59	161
NextDecade Corp. (a)	50	568
Northern Oil & Gas, Inc.	17	479
Occidental Petroleum Corp.	302	13,270
ONEOK, Inc.	282	23,155
Ovintiv, Inc.	98	4,036
Par Pacific Holdings, Inc. (a)	25	785
PBF Energy, Inc., Class A	89	2,011
Peabody Energy Corp.	31	501
Permian Resources Corp.	230	3,257
Phillips 66	196	24,222
Range Resources Corp.	129	4,737
REX American Resources Corp. (a)	10	523
Sable Offshore Corp. (a)	20	613
Scorpio Tankers, Inc. (Monaco)	10	452
SFL Corp. Ltd. (Norway)	47	431
Sitio Royalties Corp., Class A	23	418
SM Energy Co.	75	2,069
Talos Energy, Inc. (a)	50	428
Targa Resources Corp.	106	17,639
Teekay Corp. Ltd. (Bermuda)	57	410
Teekay Tankers Ltd., Class A (Canada)	9	381
Texas Pacific Land Corp.	8	7,745
Uranium Energy Corp. (a)	348	3,017
Valero Energy Corp.	156	21,420
Venture Global, Inc., Class A	126	1,932
Viper Energy, Inc.	65	2,448
Vitesse Energy, Inc.	18	431
Williams Cos., Inc.	540	32,373
World Kinect Corp.	15	409
		801,721
Paper & Forest Products (0.0%) ‡
Louisiana-Pacific Corp.	39	3,526
Sylvamo Corp.	29	1,336
		4,862
Passenger Airlines (0.2%)
Alaska Air Group, Inc. (a)	75	3,972
Allegiant Travel Co. (a)	7	362
American Airlines Group, Inc. (a)	252	2,896
Copa Holdings SA, Class A (Panama)	17	1,881
Delta Air Lines, Inc.	271	14,420
Frontier Group Holdings, Inc. (a)	97	425
JetBlue Airways Corp. (a)	94	417
Joby Aviation, Inc. (a)	229	3,815
SkyWest, Inc. (a)	28	3,247
Southwest Airlines Co.	211	6,526
Sun Country Airlines Holdings, Inc. (a)	33	382
United Airlines Holdings, Inc. (a)	146	12,893
		51,236
Personal Care Products (0.1%)
BellRing Brands, Inc. (a)	60	3,275
Coty, Inc., Class A (a)	359	1,741
Edgewell Personal Care Co.	78	1,968
elf Beauty, Inc. (a)	22	2,666
Estee Lauder Cos., Inc., Class A	100	9,334
Herbalife Ltd. (a)	51	469
Interparfums, Inc.	3	362
Kenvue, Inc.	861	18,460
Olaplex Holdings, Inc. (a)	280	389
		38,664
Pharmaceuticals (2.6%)
Amneal Pharmaceuticals, Inc. (a)	235	1,838
Amphastar Pharmaceuticals, Inc. (a)	15	314
ANI Pharmaceuticals, Inc. (a)	5	317
Atea Pharmaceuticals, Inc. (a)	557	2,027
Axsome Therapeutics, Inc. (a)	18	1,825
Bristol-Myers Squibb Co.	954	41,318
Collegium Pharmaceutical, Inc. (a)	14	418
Corcept Therapeutics, Inc. (a)	60	4,030
Edgewise Therapeutics, Inc. (a)	30	428
Elanco Animal Health, Inc. (a)	243	3,324
Eli Lilly & Co.	399	295,288
Enliven Therapeutics, Inc. (a)	23	433
Evolus, Inc. (a)	37	330
Harmony Biosciences Holdings, Inc. (a)	12	422
Harrow, Inc. (a)	15	476
Innoviva, Inc. (a)	99	1,799
Jazz Pharmaceuticals PLC (a)	36	4,127
Johnson & Johnson	1,144	188,463
Ligand Pharmaceuticals, Inc. (a)	15	1,974
Liquidia Corp. (a)	28	523
Merck & Co., Inc.	1,184	92,494
Nuvation Bio, Inc. (a)	197	465
Ocular Therapeutix, Inc. (a)	54	625
Organon & Co.	174	1,688
Pacira BioSciences, Inc. (a)	15	316
Perrigo Co. PLC	66	1,760
Pfizer, Inc.	2,737	63,745
Phibro Animal Health Corp., Class A	19	503
Prestige Consumer Healthcare, Inc. (a)	30	2,218
Royalty Pharma PLC, Class A	165	6,072
Supernus Pharmaceuticals, Inc. (a)	11	386
Tarsus Pharmaceuticals, Inc. (a)	8	311
Viatris, Inc.	551	4,816
Xeris Biopharma Holdings, Inc. (a)	87	443
Zoetis, Inc.	213	31,053
		756,569

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Professional Services (0.8%)
Alight, Inc., Class A	69	$370
Amentum Holdings, Inc. (a)	85	2,122
Automatic Data Processing, Inc.	187	57,877
Barrett Business Services, Inc.	9	414
Booz Allen Hamilton Holding Corp.	64	6,869
Broadridge Financial Solutions, Inc.	55	13,613
CACI International, Inc., Class A (a)	11	5,066
CBIZ, Inc. (a)	24	1,467
Clarivate PLC (a)	107	412
Concentrix Corp.	7	364
CRA International, Inc.	2	353
CSG Systems International, Inc.	6	375
Dayforce, Inc. (a)	79	4,556
Dun & Bradstreet Holdings, Inc.	188	1,711
Equifax, Inc.	60	14,414
ExlService Holdings, Inc. (a)	93	4,039
Exponent, Inc.	31	2,138
First Advantage Corp. (a)	25	432
FTI Consulting, Inc. (a)	14	2,329
Heidrick & Struggles International, Inc.	8	356
Huron Consulting Group, Inc. (a)	3	396
ICF International, Inc.	23	1,929
Innodata, Inc. (a)	9	494
Insperity, Inc.	4	238
Jacobs Solutions, Inc.	66	9,363
KBR, Inc.	58	2,711
Kforce, Inc.	7	244
Korn Ferry	26	1,843
Legalzoom.com, Inc. (a)	46	414
Leidos Holdings, Inc.	62	9,898
ManpowerGroup, Inc.	46	1,898
Maximus, Inc.	28	2,068
NV5 Global, Inc. (a)	21	471
Parsons Corp. (a)	26	1,929
Paychex, Inc.	164	23,670
Paycom Software, Inc.	20	4,631
Paylocity Holding Corp. (a)	14	2,588
Planet Labs PBC (a)	102	638
Resources Connection, Inc.	267	1,351
Robert Half, Inc.	55	2,030
Science Applications International Corp.	16	1,784
SS&C Technologies Holdings, Inc.	107	9,146
TaskUS, Inc., Class A (Philippines) (a)	29	495
TransUnion	85	8,091
TriNet Group, Inc.	5	339
UL Solutions, Inc., Class A	47	3,437
Upwork, Inc. (a)	141	1,686
Verisk Analytics, Inc.	67	18,674
Verra Mobility Corp. (a)	78	1,970
Willdan Group, Inc. (a)	9	768
WNS Holdings Ltd. (United Kingdom) (a)	31	2,319
		236,790
Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A (a)	136	21,181
Compass, Inc., Class A (a)	249	1,977
CoStar Group, Inc. (a)	201	19,133
eXp World Holdings, Inc.	37	399
Forestar Group, Inc. (a)	18	446
Howard Hughes Holdings, Inc. (a)	26	1,787
Jones Lang LaSalle, Inc. (a)	26	7,029
Kennedy-Wilson Holdings, Inc.	305	2,233
Landbridge Co. LLC, Class A	5	283
Marcus & Millichap, Inc.	11	343
Newmark Group, Inc., Class A	33	501
Opendoor Technologies, Inc. (a)	350	644
RMR Group, Inc., Class A	118	1,895
St. Joe Co.	58	2,929
Zillow Group, Inc., Class A Class A (a)	28	2,149
Zillow Group, Inc., Class C (a)	80	6,364
		69,293
Residential REITs (0.3%)
American Homes 4 Rent, Class A REIT	103	3,573
Apartment Investment & Management Co., Class A REIT	248	2,086
AvalonBay Communities, Inc. REIT	58	10,804
BRT Apartments Corp. REIT	115	1,673
Camden Property Trust REIT	54	5,897
Centerspace REIT	6	327
Elme Communities REIT	24	362
Equity LifeStyle Properties, Inc. REIT	71	4,254
Equity Residential REIT	121	7,647
Essex Property Trust, Inc. REIT	31	8,065
Independence Realty Trust, Inc. REIT	127	2,130
Invitation Homes, Inc. REIT	249	7,632
Mid-America Apartment Communities, Inc. REIT	45	6,409
NexPoint Residential Trust, Inc. REIT	10	312
Sun Communities, Inc. REIT	56	6,946
UDR, Inc. REIT	193	7,583
UMH Properties, Inc. REIT	21	342
Veris Residential, Inc. REIT	159	2,239
		78,281
Retail REITs (0.3%)
Acadia Realty Trust REIT	102	1,910
Agree Realty Corp. REIT	38	2,725
Alexander's, Inc. REIT	2	502
Brixmor Property Group, Inc. REIT	117	3,057
CBL & Associates Properties, Inc. REIT	16	433
Curbline Properties Corp. REIT	16	354
Federal Realty Investment Trust REIT	59	5,438
FrontView, Inc. REIT	135	1,589
Getty Realty Corp. REIT	13	361
InvenTrust Properties Corp. REIT	13	358
Kimco Realty Corp. REIT	267	5,668
Kite Realty Group Trust REIT	18	396
Macerich Co. REIT	158	2,640
NETSTREIT Corp. REIT	23	419

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Retail REITs (cont'd)
NNN REIT, Inc. REIT	76	$3,136
Phillips Edison & Co., Inc. REIT	127	4,291
Realty Income Corp. REIT	410	23,013
Regency Centers Corp. REIT	52	3,713
Saul Centers, Inc. REIT	11	355
Simon Property Group, Inc. REIT	149	24,405
SITE Centers Corp. REIT	31	334
Tanger, Inc. REIT	12	360
Urban Edge Properties REIT	21	414
Whitestone REIT	28	341
		86,212
Semiconductors & Semiconductor Equipment (11.8%)
ACM Research, Inc., Class A (a)	19	577
Advanced Micro Devices, Inc. (a)	752	132,585
Allegro MicroSystems, Inc. (Japan) (a)	70	2,199
Alpha & Omega Semiconductor Ltd. (a)	18	458
Ambarella, Inc. (a)	48	3,172
Amkor Technology, Inc.	22	496
Analog Devices, Inc.	237	53,237
Applied Materials, Inc.	388	69,863
Astera Labs, Inc. (a)	67	9,161
Axcelis Technologies, Inc. (a)	8	542
Broadcom, Inc.	2,165	635,860
CEVA, Inc. (a)	16	342
Cirrus Logic, Inc. (a)	25	2,518
Cohu, Inc. (a)	24	429
Diodes, Inc. (a)	10	494
Enphase Energy, Inc. (a)	57	1,845
Entegris, Inc.	76	5,963
First Solar, Inc. (a)	48	8,387
FormFactor, Inc. (a)	62	1,761
Global Foundries, Inc. (a)	52	1,944
Ichor Holdings Ltd. (a)	19	376
Impinj, Inc. (a)	5	773
Intel Corp.	2,106	41,699
KLA Corp.	62	54,500
Kulicke & Soffa Industries, Inc. (Singapore)	72	2,359
Lam Research Corp.	612	58,042
Lattice Semiconductor Corp. (a)	54	2,691
MACOM Technology Solutions Holdings, Inc. (a)	33	4,526
Marvell Technology, Inc.	394	31,666
MaxLinear, Inc. (a)	34	538
Microchip Technology, Inc.	243	16,424
Micron Technology, Inc.	530	57,844
MKS, Inc.	40	3,807
Monolithic Power Systems, Inc.	21	14,936
NVIDIA Corp.	10,990	1,954,791
ON Semiconductor Corp. (a)	202	11,385
Onto Innovation, Inc. (a)	28	2,653
PDF Solutions, Inc. (a)	20	445
Penguin Solutions, Inc. (a)	22	519
Photronics, Inc. (a)	19	387
Power Integrations, Inc.	41	1,989
Qorvo, Inc. (a)	52	4,347
QUALCOMM, Inc.	479	70,298
Rambus, Inc. (a)	44	3,253
Rigetti Computing, Inc. (a)	141	2,044
Semtech Corp. (a)	47	2,402
Silicon Laboratories, Inc. (a)	14	1,845
SiTime Corp. (a)	8	1,623
Skyworks Solutions, Inc.	86	5,894
SolarEdge Technologies, Inc. (a)	30	770
Synaptics, Inc. (a)	7	439
Teradyne, Inc.	84	9,024
Texas Instruments, Inc.	422	76,407
Ultra Clean Holdings, Inc. (a)	18	405
Universal Display Corp.	18	2,599
Veeco Instruments, Inc. (a)	19	395
		3,375,928
Software (11.4%)
A10 Networks, Inc.	22	405
ACI Worldwide, Inc. (a)	46	1,958
Adeia, Inc.	30	389
Adobe, Inc. (a)	198	70,823
Agilysys, Inc. (a)	5	570
Alarm.com Holdings, Inc. (a)	7	382
Alkami Technology, Inc. (a)	14	312
Amplitude, Inc., Class A (a)	38	465
Appfolio, Inc., Class A (a)	9	2,406
Appian Corp., Class A (a)	13	359
AppLovin Corp., Class A (a)	122	47,665
Asana, Inc., Class A Class A (a)	23	338
Atlassian Corp., Class A (a)	81	15,534
Aurora Innovation, Inc. (a)	553	3,213
Autodesk, Inc. (a)	102	30,917
AvePoint, Inc. (a)	136	2,595
Bentley Systems, Inc., Class B	89	5,160
Bill Holdings, Inc. (a)	34	1,457
Blackbaud, Inc. (a)	6	405
BlackLine, Inc. (a)	33	1,775
Blend Labs, Inc., Class A (a)	111	367
Box, Inc., Class A (a)	68	2,183
Braze, Inc., Class A (a)	11	307
C3.ai, Inc., Class A Class A (a)	83	1,955
Cadence Design Systems, Inc. (a)	129	47,030
CCC Intelligent Solutions Holdings, Inc. (a)	178	1,721
Cipher Mining, Inc. (a)	155	846
Cleanspark, Inc. (a)	177	2,012
Clear Secure, Inc., Class A	14	412
Clearwater Analytics Holdings, Inc., Class A (a)	104	2,107
Commvault Systems, Inc. (a)	16	3,039
Confluent, Inc., Class A (a)	111	1,967
Core Scientific, Inc. (a)	142	1,923
Crowdstrike Holdings, Inc., Class A (a)	115	52,276
Datadog, Inc., Class A (a)	152	21,277
Docusign, Inc. (a)	89	6,732
Dolby Laboratories, Inc., Class A	27	2,034

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Software (cont'd)
Dropbox, Inc., Class A (a)	117	$3,179
D-Wave Quantum, Inc. (Canada) (a)	119	2,046
Dynatrace, Inc. (a)	139	7,313
E2open Parent Holdings, Inc. (a)	172	568
Elastic NV (a)	51	4,269
EverCommerce, Inc. (a)	34	365
Fair Isaac Corp. (a)	11	15,804
Five9, Inc. (a)	15	387
Fortinet, Inc. (a)	298	29,770
Freshworks, Inc., Class A (a)	28	364
Gen Digital, Inc.	253	7,461
Gitlab, Inc., Class A (a)	57	2,497
Guidewire Software, Inc. (a)	37	8,370
HubSpot, Inc. (a)	23	11,952
I3 Verticals, Inc., Class A (a)	14	392
Informatica, Inc., Class A (a)	20	494
Intapp, Inc. (a)	36	1,442
InterDigital, Inc.	12	3,098
Intuit, Inc.	129	101,282
Jamf Holding Corp. (a)	32	254
JFrog Ltd. (a)	46	1,997
Klaviyo, Inc., Class A (a)	13	404
Life360, Inc. (a)	34	2,604
LiveRamp Holdings, Inc. (a)	14	459
Manhattan Associates, Inc. (a)	33	7,249
MARA Holdings, Inc. (a)	150	2,412
Meridianlink, Inc. (a)	21	336
Microsoft Corp.	3,439	1,834,706
MicroStrategy, Inc., Class A (a)	120	48,223
N-able, Inc. (a)	51	412
nCino, Inc. (a)	82	2,290
NCR Voyix Corp. (a)	42	572
NextNav, Inc. (a)	29	429
Nutanix, Inc., Class A (a)	123	9,246
Olo, Inc., Class A (a)	56	587
OneSpan, Inc.	24	354
Onestream, Inc. (a)	55	1,312
Oracle Corp.	772	195,910
Pagaya Technologies Ltd., Class A (a)	36	1,082
PagerDuty, Inc. (a)	23	371
Palantir Technologies, Inc., Class A (a)	993	157,242
Palo Alto Networks, Inc. (a)	309	53,642
Pegasystems, Inc.	40	2,348
Procore Technologies, Inc. (a)	61	4,369
Progress Software Corp.	32	1,539
PROS Holdings, Inc. (a)	21	329
PTC, Inc. (a)	62	13,318
Q2 Holdings, Inc. (a)	30	2,436
Qualys, Inc. (a)	19	2,528
Rapid7, Inc. (a)	15	317
RingCentral, Inc., Class A (a)	15	382
Riot Platforms, Inc. (a)	173	2,320
Roper Technologies, Inc.	48	26,419
Rubrik, Inc., Class A (a)	47	4,463
Salesforce, Inc.	434	112,115
Samsara, Inc., Class A (a)	135	5,134
Sapiens International Corp. NV (Israel)	13	356
SEMrush Holdings, Inc., Class A (a)	39	349
SentinelOne, Inc., Class A (a)	130	2,384
ServiceNow, Inc. (a)	97	91,483
ServiceTitan, Inc., Class A (a)	18	2,101
SoundHound AI, Inc., Class A (a)	202	2,087
Sprinklr, Inc., Class A (a)	45	405
Sprout Social, Inc., Class A (a)	18	309
SPS Commerce, Inc. (a)	16	1,742
Synopsys, Inc. (a)	89	56,379
Tenable Holdings, Inc. (a)	56	1,753
Teradata Corp. (a)	17	356
Terawulf, Inc. (a)	154	795
Tyler Technologies, Inc. (a)	19	11,107
UiPath, Inc., Class A (a)	141	1,657
Unity Software, Inc. (a)	157	5,238
Varonis Systems, Inc. (a)	52	2,903
Verint Systems, Inc. (a)	22	468
Vertex, Inc., Class A (a)	9	299
Weave Communications, Inc. (a)	35	256
Workday, Inc., Class A (a)	98	22,479
Workiva, Inc. (a)	26	1,660
Yext, Inc. (a)	58	471
Zeta Global Holdings Corp., Class A (a)	156	2,441
Zoom Communications, Inc. (a)	125	9,256
Zscaler, Inc. (a)	47	13,421
		3,268,634
Specialized REITs (0.8%)
American Tower Corp. REIT	222	46,263
Crown Castle, Inc. REIT	204	21,438
CubeSmart REIT	78	3,035
Digital Realty Trust, Inc. REIT	159	28,054
EPR Properties REIT	33	1,816
Equinix, Inc. REIT	46	36,118
Extra Space Storage, Inc. REIT	88	11,824
Four Corners Property Trust, Inc. REIT	70	1,767
Gaming & Leisure Properties, Inc. REIT	82	3,737
Gladstone Land Corp. REIT	155	1,426
Iron Mountain, Inc. REIT	136	13,241
Lamar Advertising Co., Class A REIT	29	3,545
Millrose Properties, Inc. REIT	86	2,579
National Storage Affiliates Trust REIT	57	1,679
Outfront Media, Inc. REIT	140	2,454
PotlatchDeltic Corp. REIT	9	368
Public Storage REIT	72	19,580
Rayonier, Inc. REIT	15	350
Safehold, Inc. REIT	24	336
SBA Communications Corp. REIT	51	11,461
Smartstop Self Storage, Inc. REIT	56	1,897
Uniti Group, Inc. REIT (a)	81	431

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Specialized REITs (cont'd)
VICI Properties, Inc. REIT	557	$18,158
Weyerhaeuser Co. REIT	327	8,191
		239,748
Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A (a)	21	2,016
Academy Sports & Outdoors, Inc.	37	1,879
Advance Auto Parts, Inc.	38	2,017
American Eagle Outfitters, Inc.	33	356
Arhaus, Inc. (a)	43	377
Asbury Automotive Group, Inc. (a)	6	1,333
AutoNation, Inc. (a)	11	2,119
AutoZone, Inc. (a)	8	30,147
Bath & Body Works, Inc.	89	2,577
Best Buy Co., Inc.	76	4,945
Boot Barn Holdings, Inc. (a)	12	2,063
Buckle, Inc.	10	494
Burlington Stores, Inc. (a)	31	8,462
Caleres, Inc.	22	302
Camping World Holdings, Inc., Class A	27	374
CarMax, Inc. (a)	84	4,755
Carvana Co. (a)	58	22,630
Chewy, Inc., Class A (a)	97	3,560
Dick's Sporting Goods, Inc.	27	5,711
Five Below, Inc. (a)	27	3,686
Floor & Decor Holdings, Inc., Class A (a)	38	2,912
Foot Locker, Inc. (a)	28	701
GameStop Corp., Class A (a)	179	4,019
Gap, Inc.	110	2,141
Group 1 Automotive, Inc.	6	2,473
Home Depot, Inc.	468	171,995
Lithia Motors, Inc.	15	4,320
Lowe's Cos., Inc.	260	58,128
Murphy USA, Inc.	7	2,537
National Vision Holdings, Inc. (a)	99	2,402
O'Reilly Automotive, Inc. (a)	405	39,820
Penske Automotive Group, Inc.	10	1,674
Petco Health & Wellness Co., Inc. (a)	105	316
Revolve Group, Inc. (a)	17	353
RH (a)	9	1,851
Ross Stores, Inc.	139	18,979
Sally Beauty Holdings, Inc. (a)	41	399
Shoe Carnival, Inc.	18	368
Signet Jewelers Ltd.	26	2,057
Sonic Automotive, Inc., Class A	6	434
TJX Cos., Inc.	502	62,514
Tractor Supply Co.	233	13,269
Ulta Beauty, Inc. (a)	23	11,845
Upbound Group, Inc.	16	330
Urban Outfitters, Inc. (a)	26	1,957
Valvoline, Inc. (a)	69	2,432
Victoria's Secret & Co. (a)	91	1,711
Warby Parker, Inc., Class A (a)	91	2,179
Wayfair, Inc., Class A (a)	44	2,888
Williams-Sonoma, Inc.	60	11,223
Winmark Corp.	1	377
		528,407
Tech Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	6,828	1,417,288
CompoSecure, Inc., Class A (a)	33	469
Corsair Gaming, Inc. (a)	56	507
Dell Technologies, Inc., Class C	147	19,505
Diebold Nixdorf, Inc. (a)	8	450
Hewlett Packard Enterprise Co.	635	13,138
HP, Inc.	450	11,160
IonQ, Inc. (a)	110	4,386
NetApp, Inc.	95	9,892
Pure Storage, Inc., Class A (a)	143	8,511
Sandisk Corp. (a)	42	1,803
Seagate Technology Holdings PLC	102	16,015
Super Micro Computer, Inc. (a)	252	14,861
Western Digital Corp.	179	14,086
		1,532,071
Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc. (Finland) (a)	58	2,177
Birkenstock Holding PLC (Germany) (a)	7	351
Capri Holdings Ltd. (Virgin Islands, British) (a)	101	1,837
Carter's, Inc.	10	242
Columbia Sportswear Co.	5	283
Crocs, Inc. (a)	26	2,593
Deckers Outdoor Corp. (a)	80	8,494
Figs, Inc., Class A (a)	87	565
G-III Apparel Group Ltd. (a)	14	330
Hanesbrands, Inc. (a)	78	319
Kontoor Brands, Inc.	24	1,336
Levi Strauss & Co., Class A	24	473
Lululemon Athletica, Inc. (a)	53	10,628
NIKE, Inc., Class B	537	40,109
Oxford Industries, Inc.	7	267
PVH Corp.	20	1,468
Ralph Lauren Corp.	16	4,780
Skechers USA, Inc., Class A (a)	52	3,289
Steven Madden Ltd.	73	1,752
Tapestry, Inc.	99	10,695
Under Armour, Inc., Class A (a)	66	438
Under Armour, Inc., Class C (a)	69	435
VF Corp.	312	3,657
Wolverine World Wide, Inc.	32	723
		97,241
Tobacco (0.6%)
Altria Group, Inc.	810	50,171
Philip Morris International, Inc.	734	120,413
Turning Point Brands, Inc.	6	498
Universal Corp.	7	381
		171,463
Trading Companies & Distributors (0.5%)
AerCap Holdings NV (Netherlands)	92	9,867
Air Lease Corp.	32	1,773

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Trading Companies & Distributors (cont’d)
Applied Industrial Technologies, Inc.	15	$4,072
BlueLinx Holdings, Inc. (a)	5	366
Boise Cascade Co.	32	2,682
Core & Main, Inc., Class A (a)	46	2,927
Custom Truck One Source, Inc. (a)	98	607
Distribution Solutions Group, Inc. (a)	14	420
DNOW, Inc. (a)	23	358
DXP Enterprises, Inc. (a)	4	453
Fastenal Co.	487	22,465
Ferguson Enterprises, Inc.	90	20,100
FTAI Aviation Ltd.	54	7,431
GATX Corp.	17	2,596
Global Industrial Co.	16	545
GMS, Inc. (a)	19	2,083
Herc Holdings, Inc.	17	1,986
McGrath RentCorp	22	2,745
MRC Global, Inc. (a)	34	499
MSC Industrial Direct Co., Inc., Class A	24	2,079
QXO, Inc. (a)	222	4,453
Rush Enterprises, Inc., Class A	7	379
SiteOne Landscape Supply, Inc. (a)	12	1,654
Transcat, Inc. (a)	4	306
United Rentals, Inc.	30	26,488
Watsco, Inc.	14	6,312
WESCO International, Inc.	18	3,725
Willis Lease Finance Corp.	3	425
WW Grainger, Inc.	18	18,712
Xometry, Inc., Class A (a)	17	550
		149,058
Water Utilities (0.1%)
American States Water Co.	30	2,208
American Water Works Co., Inc.	92	12,902
California Water Service Group	48	2,182
Essential Utilities, Inc.	81	2,981
H2O America	6	290
Middlesex Water Co.	6	309
York Water Co.	46	1,392
		22,264
Wireless Telecommunication Services (0.2%)
Spok Holdings, Inc.	136	2,494
Telephone & Data Systems, Inc.	47	1,835
T-Mobile U.S., Inc.	212	50,543
U.S. Cellular Corp. (a)	5	365
		55,237
Total Common Stocks (Cost $25,654,561)		28,390,255

		Value
Rights (0.0%) ‡
Consumer Finance (0.0%) ‡
Contra Paragon 28, Inc. expires 5/16/25 (a) (Cost $2)	26	$2
Total Investments (99.5%) (Cost $25,654,563) (c)		28,390,257
Other Assets in Excess of Liabilities (0.5%)		155,578
Net Assets (100.0%)		$28,545,835

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	For the period ended July 31, 2025, purchase of Morgan Stanley, Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $65,732.
(c)	At July 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,153,665 and the aggregate gross unrealized depreciation is $417,971, resulting in net unrealized appreciation of $2,735,694.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition (Unaudited)

Classification	Percentage of Total Investments
Other*	64.8%
Semiconductors & Semiconductor Equipment	11.9
Software	11.5
Interactive Media & Services	6.4
Tech Hardware, Storage & Peripherals	5.4
Total Investments	100.0%

*   Industries and/or investment types representing less than 5% of total investments.

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee International Index Fund

	Shares	Value
Common Stocks (99.5%)
Australia (6.6%)
AGL Energy Ltd.	628	$3,914
Ampol Ltd.	313	5,472
ANZ Group Holdings Ltd.	3,144	61,696
APA Group (Units) (a)	1,255	6,750
Aristocrat Leisure Ltd.	622	27,851
ASX Ltd.	185	8,292
Atlas Arteria Ltd. (Units) (a)	1,187	3,921
Aurizon Holdings Ltd.	2,420	5,024
BHP Group Ltd.	5,264	132,943
BlueScope Steel Ltd.	470	7,125
Brambles Ltd.	1,536	23,500
CAR Group Ltd.	431	10,490
Charter Hall Group REIT	405	5,218
Cochlear Ltd.	65	13,270
Coles Group Ltd.	1,325	17,641
Commonwealth Bank of Australia	1,801	204,467
Computershare Ltd.	554	14,913
CSL Ltd.	517	89,433
Dexus REIT	1,011	4,564
EBOS Group Ltd.	239	5,759
Endeavour Group Ltd.	1,533	4,014
Evolution Mining Ltd.	2,169	9,816
Fortescue Ltd.	1,699	19,223
Goodman Group REIT	2,030	45,388
GPT Group REIT	2,654	8,646
Insurance Australia Group Ltd.	2,820	15,830
James Hardie Industries PLC (b)	425	11,155
JB Hi-Fi Ltd.	91	6,481
Lottery Corp. Ltd.	1,975	6,850
Lynas Rare Earths Ltd. (b)	824	5,537
Macquarie Group Ltd.	387	53,594
Medibank Pvt Ltd.	2,931	9,580
Mirvac Group REIT	5,295	7,597
National Australia Bank Ltd.	3,170	78,669
NEXTDC Ltd. (b)	569	5,239
Northern Star Resources Ltd.	1,333	13,244
Orica Ltd.	503	6,869
Origin Energy Ltd.	1,652	12,353
Pilbara Minerals Ltd. (b)	3,894	3,951
Pro Medicus Ltd.	55	11,295
Qantas Airways Ltd.	1,628	11,291
QBE Insurance Group Ltd.	1,654	24,536
Ramsay Health Care Ltd.	233	5,768
REA Group Ltd.	44	6,703
Reece Ltd.	155	1,342
Rio Tinto Ltd.	462	32,856
Santos Ltd.	3,118	15,689
Scentre Group REIT	5,384	12,885
SEEK Ltd.	309	4,767
SGH Ltd.	223	7,294
Sigma Healthcare Ltd. (b)	2,124	3,923
Sonic Healthcare Ltd.	405	7,152
South32 Ltd.	5,807	10,859
Stockland REIT	2,518	8,927
Suncorp Group Ltd.	1,062	14,236
Technology One Ltd.	318	8,318
Telstra Group Ltd.	12,175	38,803
TPG Telecom Ltd.	174	617
Transurban Group (Units) (a)	3,407	30,151
Treasury Wine Estates Ltd.	1,065	5,150
Vicinity Ltd. REIT	4,960	7,810
Washington H Soul Pattinson & Co. Ltd.	263	6,833
Wesfarmers Ltd.	1,191	65,147
Westpac Banking Corp.	3,743	80,812
Whitehaven Coal Ltd.	997	4,089
WiseTech Global Ltd.	198	14,997
Woodside Energy Group Ltd.	2,002	33,879
Woolworths Group Ltd.	1,335	26,951
Worley Ltd.	433	3,685
Xero Ltd. (b)	158	18,195
		1,501,239
Austria (0.3%)
ANDRITZ AG	68	4,732
BAWAG Group AG	79	9,970
CA Immobilien Anlagen AG	22	586
CPI Europe AG (b)	28	582
Erste Group Bank AG	315	28,805
EVN AG	22	595
OMV AG	163	8,301
Raiffeisen Bank International AG	190	5,486
Strabag SE	34	3,196
Verbund AG	70	5,212
Vienna Insurance Group AG Wiener Versicherung Gruppe	69	3,641
voestalpine AG	59	1,624
Wienerberger AG	124	4,157
		76,887
Belgium (1.0%)
Ackermans & van Haaren NV	29	7,114
Ageas SA	190	12,919
Anheuser-Busch InBev SA	1,051	60,425
Argenx SE ADR (b)	65	43,571
Azelis Group NV	60	932
Colruyt Group NV	17	726
D'ieteren Group	29	5,729
Elia Group SA	51	5,884
Financiere de Tubize SA	15	2,523
Groupe Bruxelles Lambert NV	84	7,022
KBC Group NV	281	29,309
Sofina SA	15	4,593
Solvay SA	38	1,191
Syensqo SA	76	6,023
UCB SA	128	27,501
Warehouses De Pauw CVA REIT	229	5,344
		220,806

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee International Index Fund

	Shares	Value
Canada (11.3%)
Agnico Eagle Mines Ltd.	542	$67,285
Alamos Gold, Inc., Class A	370	8,991
Alimentation Couche-Tard, Inc.	748	38,868
AltaGas Ltd.	318	9,389
ARC Resources Ltd.	592	11,557
Bank of Montreal	791	87,309
Bank of Nova Scotia	1,323	73,607
Barrick Mining Corp.	1,882	39,729
BCE, Inc.	979	22,836
Brookfield Asset Management Ltd., Class A	430	26,515
Brookfield Corp., Class A	1,497	100,272
Brookfield Wealth Solutions Ltd.	31	2,074
CAE, Inc. (b)	422	12,033
Cameco Corp.	462	34,687
Canadian Apartment Properties REIT	195	6,227
Canadian Imperial Bank of Commerce	1,009	72,114
Canadian National Railway Co.	592	55,278
Canadian Natural Resources Ltd.	2,221	70,304
Canadian Pacific Kansas City Ltd.	1,026	75,454
Canadian Tire Corp. Ltd., Class A	57	7,634
Canadian Utilities Ltd., Class A	173	4,817
CCL Industries, Inc., Class B	145	8,105
Celestica, Inc. (b)	126	25,190
Cenovus Energy, Inc.	1,337	20,350
CGI, Inc.	213	20,535
Choice Properties REIT	146	1,495
Constellation Software, Inc.	21	72,449
Dollarama, Inc.	281	38,406
Emera, Inc.	367	17,232
Empire Co. Ltd., Class A	118	4,699
Enbridge, Inc.	2,352	106,516
Fairfax Financial Holdings Ltd.	24	42,450
First Quantum Minerals Ltd. (b)	614	10,321
FirstService Corp.	45	8,870
Fortis, Inc.	542	26,521
Franco-Nevada Corp.	204	32,496
George Weston Ltd.	61	11,591
GFL Environmental, Inc.	241	12,137
Gildan Activewear, Inc.	147	7,425
Great-West Lifeco, Inc.	277	10,402
Hydro One Ltd.	295	10,432
iA Financial Corp., Inc.	97	9,495
IGM Financial, Inc.	47	1,556
Imperial Oil Ltd.	138	11,506
Intact Financial Corp.	186	38,446
Ivanhoe Mines Ltd., Class A (b)	654	5,102
Keyera Corp.	289	9,073
Kinross Gold Corp.	1,322	21,152
Loblaw Cos. Ltd.	155	25,066
Lundin Mining Corp.	710	7,251
Magna International, Inc.	269	11,031
Manulife Financial Corp.	1,817	56,217
Metro, Inc.	231	17,663
National Bank of Canada	438	45,561
Nutrien Ltd.	524	31,090
Onex Corp.	61	4,962
Open Text Corp.	296	8,712
Pan American Silver Corp.	365	9,860
Pembina Pipeline Corp.	665	24,717
Power Corp. of Canada	527	21,238
Quebecor, Inc., Class B	148	4,164
RB Global, Inc.	218	23,605
Restaurant Brands International, Inc.	332	22,528
Rogers Communications, Inc., Class B	391	13,060
Royal Bank of Canada	1,525	195,677
Saputo, Inc.	310	6,502
Shopify, Inc., Class A (b)	1,256	153,528
Stantec, Inc.	130	14,210
Sun Life Financial, Inc.	619	37,740
Suncor Energy, Inc.	1,295	51,077
TC Energy Corp.	1,161	55,436
Teck Resources Ltd., Class B	422	13,684
TELUS Corp.	1,611	25,951
TFI International, Inc.	81	7,044
Thomson Reuters Corp.	152	30,505
Toronto-Dominion Bank	1,880	136,930
Tourmaline Oil Corp.	396	16,853
West Fraser Timber Co. Ltd.	67	4,645
Wheaton Precious Metals Corp.	508	46,459
WSP Global, Inc.	132	27,179
		2,561,077
China (0.2%)
Alibaba Health Information Technology Ltd. (b)(c)	6,000	3,721
Budweiser Brewing Co. APAC Ltd. (c)	1,800	1,890
BYD Electronic International Co. Ltd. (c)	1,000	4,161
China Gas Holdings Ltd. (c)	4,200	4,412
China Mengniu Dairy Co. Ltd. (c)	3,000	6,243
Chow Tai Fook Jewellery Group Ltd. (c)	1,800	3,006
Fosun International Ltd. (c)	4,500	3,106
Geely Automobile Holdings Ltd. (c)	6,000	13,458
Qingdao Port International Co. Ltd., Class H (c)	1,000	831
Xinyi Glass Holdings Ltd. (c)	3,000	3,092
		43,920
Denmark (1.6%)
AP Moller - Maersk AS, Class A	7	13,786
Carlsberg AS, Class B	103	12,841
Coloplast AS, Class B	143	13,061
Danske Bank AS	722	28,643
DSV AS	194	43,472
Genmab AS (b)	67	14,425
Novo Nordisk AS, Class B	3,359	156,220
Novonesis Novozymes B, Class B	366	23,679
Orsted AS (b)	165	7,777
Pandora AS	84	13,868
Tryg AS	323	7,791
Vestas Wind Systems AS	1,132	20,668
		356,231

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee International Index Fund

	Shares	Value
Faroe Islands (0.0%)‡
Bakkafrost P/F	36	$1,438

Finland (0.9%)
Elisa OYJ	153	7,872
Fortum OYJ	468	8,586
Huhtamaki OYJ	143	4,922
Kesko OYJ, Class B	312	6,786
Kone OYJ, Class B	392	24,072
Metso OYJ	663	8,327
Neste OYJ	435	6,865
Nokia OYJ	5,152	20,996
Nordea Bank Abp	3,378	49,291
Orion OYJ, Class B	100	8,006
Sampo OYJ, Class A	2,645	28,391
Stora Enso OYJ, Class R	646	6,647
UPM-Kymmene OYJ	607	15,732
Wartsila OYJ Abp	583	16,107
		212,600
France (8.6%)
Air Liquide SA	597	117,452
Airbus SE	631	126,866
ArcelorMittal SA	471	14,684
AXA SA	1,858	90,241
BNP Paribas SA	1,078	98,290
Bollore SE	758	4,372
Bouygues SA	204	8,400
Capgemini SE	167	24,862
Cie de Saint-Gobain SA	470	53,917
Cie Generale des Etablissements Michelin SCA	661	23,516
Credit Agricole SA	968	17,816
Danone SA	654	53,521
Dassault Systemes SE	702	23,062
Engie SA	1,863	41,877
EssilorLuxottica SA	315	93,667
Hermes International SCA	35	85,592
Kering SA	80	19,644
Legrand SA	262	38,699
L'Oreal SA	240	106,196
LVMH Moet Hennessy Louis Vuitton SE	276	148,160
Orange SA	1,930	29,357
Pernod Ricard SA	212	21,787
Publicis Groupe SA	245	22,389
Safran SA	382	125,965
Sanofi SA	1,168	104,852
Sartorius Stedim Biotech	29	5,795
Schneider Electric SE	573	148,288
Societe Generale SA	794	50,680
STMicroelectronics NV	653	16,595
Thales SA	97	26,092
TotalEnergies SE	2,184	129,873
Vinci SA	511	70,982
		1,943,489
Germany (8.4%)
adidas AG	185	35,359
Allianz SE (Registered)	417	164,789
BASF SE	987	48,372
Bayer AG (Registered)	1,051	32,688
Bayerische Motoren Werke AG	302	28,736
Bayerische Motoren Werke AG (Preference)	77	6,732
Beiersdorf AG	116	14,414
BioNTech SE ADR (b)	101	10,881
Commerzbank AG	940	34,278
Continental AG	117	9,993
Daimler Truck Holding AG	543	26,414
Deutsche Bank AG (Registered)	1,886	62,118
Deutsche Boerse AG	196	56,720
Deutsche Post AG (Registered)	1,007	45,119
Deutsche Telekom AG (Registered)	3,478	124,742
Dr. Ing hc F Porsche AG (Preference)	130	6,592
E.ON SE	2,275	41,503
Fresenius Medical Care AG	207	10,499
Fresenius SE & Co. KGaA	469	22,386
Hannover Rueck SE (Registered)	58	17,594
Hapag-Lloyd AG	4	577
Heidelberg Materials AG	133	30,682
Henkel AG & Co. KGaA	109	7,751
Henkel AG & Co. KGaA (Preference)	194	14,949
Infineon Technologies AG	1,431	56,214
Knorr-Bremse AG	57	5,689
Mercedes-Benz Group AG (Registered)	739	41,842
Merck KGaA	151	18,873
MTU Aero Engines AG	60	25,881
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	141	92,309
Porsche Automobil Holding SE (Preference)	204	8,187
Rheinmetall AG	47	93,036
RWE AG	705	28,923
SAP SE	1,090	311,692
Sartorius AG (Preference)	25	5,324
Siemens AG (Registered)	802	204,272
Siemens Energy AG (b)	676	78,266
Siemens Healthineers AG	309	16,644
Symrise AG, Class A	159	14,413
Talanx AG	67	8,881
Volkswagen AG	15	1,600
Volkswagen AG (Preference)	228	23,841
Vonovia SE	775	24,053
		1,913,828
Hong Kong (1.9%)
AIA Group Ltd.	11,600	108,160
Cathay Pacific Airways Ltd.	2,000	2,973
CK Asset Holdings Ltd.	1,500	6,873
CK Hutchison Holdings Ltd.	3,000	19,527
CK Infrastructure Holdings Ltd.	500	3,522
CLP Holdings Ltd.	2,000	17,360
CSPC Pharmaceutical Group Ltd.	8,000	10,054
Futu Holdings Ltd. ADR	62	9,528
Galaxy Entertainment Group Ltd.	2,000	9,753

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee International Index Fund

	Shares	Value
Hong Kong (cont'd)
Hang Lung Properties Ltd.	1,000	$1,030
Hang Seng Bank Ltd.	700	10,197
Henderson Land Development Co. Ltd.	1,000	3,499
HK Electric Investments & HK Electric Investments Ltd. (Units) (a)	4,500	3,508
HKT Trust & HKT Ltd. (Units) (a)	4,000	6,298
Hong Kong & China Gas Co. Ltd.	11,000	9,818
Hong Kong Exchanges & Clearing Ltd.	1,300	70,354
Hongkong Land Holdings Ltd.	1,000	6,041
Jardine Matheson Holdings Ltd.	200	10,860
Link REIT	2,500	13,929
MTR Corp. Ltd.	2,000	7,195
Power Assets Holdings Ltd.	1,500	9,876
Sands China Ltd.	3,200	7,747
Sino Biopharmaceutical Ltd.	10,000	9,577
Sino Land Co. Ltd.	4,000	4,611
Sun Hung Kai Properties Ltd.	1,500	17,816
Swire Pacific Ltd., Class A	500	4,520
Swire Properties Ltd.	600	1,608
Techtronic Industries Co. Ltd.	1,500	17,937
WH Group Ltd.	8,000	8,009
Wharf Holdings Ltd.	1,000	2,844
Wharf Real Estate Investment Co. Ltd.	1,000	3,175
		418,199
Ireland (0.4%)
AIB Group PLC	2,304	18,175
Bank of Ireland Group PLC	967	12,967
Kerry Group PLC, Class A	167	15,426
Kingspan Group PLC	159	13,196
Ryanair Holdings PLC	1,050	30,873
		90,637
Israel (1.2%)
Airport City Ltd. (b)	36	642
Amot Investments Ltd.	114	777
Azrieli Group Ltd.	57	5,600
Bank Hapoalim BM	1,443	27,061
Bank Leumi Le-Israel BM	1,612	29,820
Bezeq The Israeli Telecommunication Corp. Ltd.	2,260	4,204
Big Shopping Centers Ltd. (b)	9	1,714
Camtek Ltd. (b)	38	3,678
Cellebrite DI Ltd. (b)	115	1,608
Check Point Software Technologies Ltd. (b)	97	18,061
CyberArk Software Ltd. (b)	52	21,396
Delek Group Ltd.	4	812
Elbit Systems Ltd.	28	12,917
Enlight Renewable Energy Ltd. (b)	197	4,837
Fattal Holdings 1998 Ltd. (b)	4	720
First International Bank of Israel Ltd.	27	1,875
Global-e Online Ltd. (b)	93	3,083
Harel Insurance Investments & Financial Services Ltd.	131	3,949
ICL Group Ltd.	898	5,594
Israel Corp. Ltd.	9	2,790
Israel Discount Bank Ltd., Class A	1,462	13,982
Melisron Ltd.	41	4,721
Menora Mivtachim Holdings Ltd.	11	956
Mivne Real Estate KD Ltd.	305	1,150
Mizrahi Tefahot Bank Ltd.	192	11,861
Monday.com Ltd. (b)	45	11,803
Nice Ltd. (b)	64	9,991
Nova Ltd. (b)	39	10,400
Oddity Tech Ltd., Class A (b)	32	2,242
OPC Energy Ltd. (b)	61	916
Phoenix Financial Ltd.	286	9,745
Plus500 Ltd.	81	3,595
Shapir Engineering & Industry Ltd.	409	3,382
Shufersal Ltd.	410	4,957
Strauss Group Ltd.	118	3,169
Teva Pharmaceutical Industries Ltd. (b)	1,189	18,633
Tower Semiconductor Ltd. (b)	104	4,826
Wix.com Ltd. (b)	56	7,618
ZIM Integrated Shipping Services Ltd.	102	1,617
		276,702
Italy (2.8%)
A2A SpA	2,302	5,609
Banca Mediolanum SpA	285	5,027
Banco BPM SpA	1,172	14,947
Davide Campari-Milano NV	610	4,202
Enel SpA	8,454	74,550
Eni SpA	2,166	36,968
Ferrari NV	132	57,883
FinecoBank Banca Fineco SpA	575	12,244
Generali	979	36,522
Infrastrutture Wireless Italiane SpA	349	4,126
Intesa Sanpaolo SpA	15,575	93,843
Leonardo SpA	463	24,957
Mediobanca Banca di Credito Finanziario SpA	635	13,980
Moncler SpA	207	11,040
Nexi SpA	685	3,912
Poste Italiane SpA	495	10,695
PRADA SpA	700	3,810
Prysmian SpA	312	24,917
Recordati Industria Chimica e Farmaceutica SpA	117	6,710
Snam SpA	2,093	12,130
Stellantis NV	2,099	18,524
Telecom Italia SpA (b)	18,432	8,857
Tenaris SA	411	7,178
Terna - Rete Elettrica Nazionale	1,345	13,014
UniCredit SpA	1,536	113,009
Unipol Assicurazioni SpA	344	6,900
		625,554
Japan (21.1%)
ABC-Mart, Inc.	100	1,871
Acom Co. Ltd.	200	578
Advantest Corp.	800	53,199
Aeon Co. Ltd.	800	25,554
AGC, Inc.	200	6,019
Air Water, Inc.	300	4,432

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee International Index Fund

	Shares	Value
Japan (cont'd)
Aisin Corp.	500	$6,910
Ajinomoto Co., Inc.	900	23,811
Alfresa Holdings Corp.	100	1,452
ALSOK Co. Ltd.	300	2,090
Amada Co. Ltd.	200	2,255
ANA Holdings, Inc.	400	7,417
Asahi Group Holdings Ltd.	1,600	20,298
Asahi Intecc Co. Ltd.	300	4,669
Asahi Kasei Corp.	1,200	8,349
Asics Corp.	700	16,457
Astellas Pharma, Inc.	2,100	21,774
Azbil Corp.	500	4,672
Bandai Namco Holdings, Inc.	600	19,402
BayCurrent, Inc.	100	5,742
Bridgestone Corp.	600	24,270
Brother Industries Ltd.	400	6,806
Calbee, Inc.	200	3,671
Canon, Inc.	1,000	28,403
Capcom Co. Ltd.	400	10,182
Central Japan Railway Co.	1,000	23,312
Chiba Bank Ltd.	700	6,524
Chubu Electric Power Co., Inc.	600	7,338
Chugai Pharmaceutical Co. Ltd.	700	33,556
Coca-Cola Bottlers Japan Holdings, Inc.	100	1,529
Concordia Financial Group Ltd.	1,100	7,294
CyberAgent, Inc.	500	5,008
Dai Nippon Printing Co. Ltd.	400	6,160
Daifuku Co. Ltd.	300	7,595
Dai-ichi Life Holdings, Inc.	3,700	29,275
Daiichi Sankyo Co. Ltd.	1,800	44,157
Daikin Industries Ltd.	300	36,887
Daito Trust Construction Co. Ltd.	100	10,238
Daiwa House Industry Co. Ltd.	600	19,837
Daiwa House Investment Corp. REIT	3	5,017
Daiwa Securities Group, Inc.	1,500	10,443
Denso Corp.	1,800	24,421
Dentsu Group, Inc.	200	3,944
Disco Corp.	100	29,553
East Japan Railway Co.	1,000	21,434
Ebara Corp.	500	9,130
Eisai Co. Ltd.	300	8,414
Electric Power Development Co. Ltd.	100	1,731
ENEOS Holdings, Inc.	2,600	13,646
FANUC Corp.	1,000	27,837
Fast Retailing Co. Ltd.	200	61,006
Fuji Electric Co. Ltd.	100	4,972
Fuji Media Holdings, Inc.	200	4,715
FUJIFILM Holdings Corp.	1,200	24,891
Fujikura Ltd.	300	20,365
Fujitsu Ltd.	1,900	41,389
Fukuoka Financial Group, Inc.	200	5,453
GLP J-Reit REIT	7	6,134
Hakuhodo DY Holdings, Inc.	400	3,148
Hamamatsu Photonics KK	300	3,662
Hankyu Hanshin Holdings, Inc.	300	7,818
Haseko Corp.	300	4,463
Hitachi Construction Machinery Co. Ltd.	100	2,896
Hitachi Ltd.	4,700	143,823
Honda Motor Co. Ltd.	4,900	50,729
Hoshizaki Corp.	100	3,424
Hoya Corp.	400	50,465
Hulic Co. Ltd.	600	5,723
Ibiden Co. Ltd.	100	4,229
Idemitsu Kosan Co. Ltd.	900	5,786
IHI Corp.	200	22,271
Iida Group Holdings Co. Ltd.	300	4,208
Inpex Corp.	900	12,815
Isetan Mitsukoshi Holdings Ltd.	400	5,653
Isuzu Motors Ltd.	600	7,690
ITOCHU Corp.	1,300	68,188
J Front Retailing Co. Ltd.	300	4,044
Japan Airlines Co. Ltd.	400	7,943
Japan Exchange Group, Inc.	1,300	12,704
Japan Metropolitan Fund Invest REIT	9	6,546
Japan Post Bank Co. Ltd.	1,500	16,742
Japan Post Holdings Co. Ltd.	1,900	17,595
Japan Post Insurance Co. Ltd.	200	5,121
Japan Real Estate Investment Corp. REIT	7	5,678
Japan Tobacco, Inc.	1,200	34,272
JFE Holdings, Inc.	600	6,944
Kajima Corp.	400	10,020
Kansai Electric Power Co., Inc.	900	10,806
Kansai Paint Co. Ltd.	100	1,416
Kao Corp.	500	22,498
Kawasaki Heavy Industries Ltd.	200	14,607
Kawasaki Kisen Kaisha Ltd.	400	5,651
KDDI Corp.	3,100	50,876
Keio Corp.	100	2,335
Keisei Electric Railway Co. Ltd.	500	4,195
Kewpie Corp.	100	2,733
Keyence Corp.	200	72,346
Kikkoman Corp.	900	7,906
Kintetsu Group Holdings Co. Ltd.	300	5,757
Kirin Holdings Co. Ltd.	800	10,542
Kobayashi Pharmaceutical Co. Ltd.	100	3,517
Kobe Bussan Co. Ltd.	200	5,326
Koei Tecmo Holdings Co. Ltd.	200	2,619
Koito Manufacturing Co. Ltd.	300	3,836
Kokusai Electric Corp.	100	2,207
Komatsu Ltd.	1,000	32,218
Konami Group Corp.	100	13,576
Kubota Corp.	900	10,093
Kuraray Co. Ltd.	400	4,945
Kurita Water Industries Ltd.	100	3,855
Kyocera Corp.	1,400	16,526
Kyowa Kirin Co. Ltd.	200	3,414
Kyushu Electric Power Co., Inc.	500	4,433

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee International Index Fund

	Shares	Value
Japan (cont'd)
Kyushu Railway Co.	100	$2,418
Lasertec Corp.	100	10,075
Lixil Corp.	400	4,634
LY Corp.	2,800	10,234
M3, Inc.	400	4,920
Makita Corp.	300	9,287
Marubeni Corp.	1,600	32,758
Marui Group Co. Ltd.	200	4,073
MatsukiyoCocokara & Co.	300	6,160
Mazda Motor Corp.	700	4,198
McDonald's Holdings Co. Japan Ltd.	100	3,993
Mebuki Financial Group, Inc.	1,100	5,964
Medipal Holdings Corp.	300	4,967
MEIJI Holdings Co. Ltd.	200	4,044
Minebea Mitsumi, Inc.	400	6,295
MISUMI Group, Inc.	300	4,320
Mitsubishi Chemical Group Corp.	1,300	7,081
Mitsubishi Corp.	3,500	69,032
Mitsubishi Electric Corp.	2,000	44,984
Mitsubishi Estate Co. Ltd.	1,200	22,467
Mitsubishi Gas Chemical Co., Inc.	100	1,728
Mitsubishi HC Capital, Inc.	800	5,913
Mitsubishi Heavy Industries Ltd.	3,300	78,792
Mitsubishi Motors Corp.	900	2,365
Mitsubishi UFJ Financial Group, Inc.	12,400	170,906
Mitsui & Co. Ltd.	2,500	50,892
Mitsui Chemicals, Inc.	200	4,465
Mitsui Fudosan Co. Ltd.	2,800	25,027
Mitsui OSK Lines Ltd.	300	10,084
Mizuho Financial Group, Inc.	2,600	76,262
MonotaRO Co. Ltd.	200	3,561
MS&AD Insurance Group Holdings, Inc.	1,400	29,913
Murata Manufacturing Co. Ltd.	1,800	26,791
NEC Corp.	1,300	37,331
Nexon Co. Ltd.	300	5,489
NGK Insulators Ltd.	300	3,798
NH Foods Ltd.	100	3,360
Nichirei Corp.	300	3,611
NIDEC Corp.	900	17,268
Nikon Corp.	200	1,942
Nintendo Co. Ltd.	1,200	100,295
Nippon Building Fund, Inc. REIT	9	8,256
Nippon Express Holdings, Inc.	300	6,590
Nippon Paint Holdings Co. Ltd.	900	7,630
Nippon Prologis, Inc. REIT	10	5,397
Nippon Sanso Holdings Corp.	200	7,079
Nippon Steel Corp.	1,000	19,258
Nippon Television Holdings, Inc.	200	4,326
Nippon Yusen KK	400	14,028
Nissan Chemical Corp.	100	3,260
Nissan Motor Co. Ltd. (b)	2,400	5,089
Nisshin Seifun Group, Inc.	200	2,318
Nissin Foods Holdings Co. Ltd.	300	5,690
Niterra Co. Ltd.	200	6,895
Nitori Holdings Co. Ltd.	100	8,469
Nitto Denko Corp.	800	16,555
Nomura Holdings, Inc.	3,200	21,140
Nomura Real Estate Holdings, Inc.	300	1,662
Nomura Real Estate Master Fund, Inc. REIT	5	5,266
Nomura Research Institute Ltd.	400	15,828
NTT Data Group Corp.	600	15,647
NTT, Inc.	56,600	57,158
Obayashi Corp.	700	10,308
Obic Co. Ltd.	400	14,241
Odakyu Electric Railway Co. Ltd.	200	2,155
Oji Holdings Corp.	700	3,412
Olympus Corp.	1,100	13,142
Omron Corp.	200	5,155
Ono Pharmaceutical Co. Ltd.	500	5,591
Open House Group Co. Ltd.	100	4,422
Oriental Land Co. Ltd.	1,100	22,650
ORIX Corp.	1,300	29,202
Orix J-Reit, Inc. REIT	2	2,614
Osaka Gas Co. Ltd.	300	7,590
Otsuka Corp.	300	5,684
Otsuka Holdings Co. Ltd.	500	23,805
Pan Pacific International Holdings Corp.	400	13,383
Panasonic Holdings Corp.	2,400	22,702
Persol Holdings Co. Ltd.	2,300	4,396
Rakuten Bank Ltd. (b)	100	4,658
Rakuten Group, Inc. (b)	1,300	6,578
Recruit Holdings Co. Ltd.	1,500	88,997
Renesas Electronics Corp.	1,900	23,110
Resona Holdings, Inc.	2,400	21,850
Resonac Holdings Corp.	200	4,810
Ricoh Co. Ltd.	700	6,138
Rinnai Corp.	100	2,468
Rohm Co. Ltd.	400	5,034
Rohto Pharmaceutical Co. Ltd.	300	4,282
Ryohin Keikaku Co. Ltd.	300	14,045
Sanrio Co. Ltd.	200	8,206
Santen Pharmaceutical Co. Ltd.	500	5,524
Sanwa Holdings Corp.	200	5,456
SBI Holdings, Inc.	300	11,144
SCREEN Holdings Co. Ltd.	100	7,801
SCSK Corp.	200	6,223
Secom Co. Ltd.	500	17,957
Sega Sammy Holdings, Inc.	100	2,044
Seibu Holdings, Inc.	200	5,589
Seiko Epson Corp.	400	5,075
Sekisui Chemical Co. Ltd.	400	6,938
Sekisui House Ltd.	600	12,586
Seven & i Holdings Co. Ltd.	2,500	32,958
SG Holdings Co. Ltd.	500	5,547
Sharp Corp. (b)	700	3,309
Shimadzu Corp.	300	6,641
Shimamura Co. Ltd.	100	7,241

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee International Index Fund

	Shares	Value
Japan (cont'd)
Shimano, Inc.	100	$10,940
Shimizu Corp.	500	5,539
Shin-Etsu Chemical Co. Ltd.	1,800	51,798
Shionogi & Co. Ltd.	800	13,379
Shiseido Co. Ltd.	400	6,502
Shizuoka Financial Group, Inc.	400	4,731
SMC Corp.	28	9,743
SoftBank Corp.	29,400	42,478
SoftBank Group Corp.	1,100	83,995
Sojitz Corp.	200	4,760
Sompo Holdings, Inc.	1,000	29,487
Sony Group Corp.	6,400	153,941
Square Enix Holdings Co. Ltd.	100	6,761
Stanley Electric Co. Ltd.	100	1,886
Subaru Corp.	600	11,037
Sugi Holdings Co. Ltd.	100	2,420
Sumitomo Chemical Co. Ltd.	1,800	4,502
Sumitomo Corp.	1,200	30,672
Sumitomo Electric Industries Ltd.	800	19,852
Sumitomo Forestry Co. Ltd.	600	6,027
Sumitomo Heavy Industries Ltd.	100	2,215
Sumitomo Metal Mining Co. Ltd.	300	6,599
Sumitomo Mitsui Financial Group, Inc.	4,100	103,429
Sumitomo Mitsui Trust Group, Inc.	700	18,350
Sumitomo Realty & Development Co. Ltd.	500	18,265
Sumitomo Rubber Industries Ltd.	100	1,143
Sundrug Co. Ltd.	100	2,964
Suntory Beverage & Food Ltd.	100	3,020
Suzuki Motor Corp.	1,900	20,876
Sysmex Corp.	500	8,123
T&D Holdings, Inc.	500	12,209
Taisei Corp.	200	11,959
Takeda Pharmaceutical Co. Ltd.	1,600	43,952
TBS Holdings, Inc.	200	6,579
TDK Corp.	2,200	26,802
Terumo Corp.	1,500	25,436
TIS, Inc.	200	6,380
Tobu Railway Co. Ltd.	300	5,107
Toho Co. Ltd.	100	6,309
Tohoku Electric Power Co., Inc.	600	4,209
Tokio Marine Holdings, Inc.	1,900	76,291
Tokyo Century Corp.	100	1,144
Tokyo Electric Power Co. Holdings, Inc. (b)	1,800	6,816
Tokyo Electron Ltd.	446	70,905
Tokyo Gas Co. Ltd.	400	13,395
Tokyo Metro Co. Ltd.	200	2,155
Tokyu Corp.	500	5,628
Tokyu Fudosan Holdings Corp.	800	5,641
TOPPAN Holdings, Inc.	300	8,084
Toray Industries, Inc.	1,300	8,892
Tosoh Corp.	200	3,011
TOTO Ltd.	200	5,091
Toyo Suisan Kaisha Ltd.	100	6,389
Toyota Industries Corp.	190	20,317
Toyota Motor Corp.	11,200	199,221
Toyota Tsusho Corp.	800	18,335
Trend Micro, Inc.	146	8,903
Unicharm Corp.	1,300	8,992
United Urban Investment Corp. REIT	3	3,294
USS Co. Ltd.	400	4,348
West Japan Railway Co.	400	8,758
Yakult Honsha Co. Ltd.	400	6,435
Yamada Holdings Co. Ltd.	1,000	3,048
Yamaha Corp.	200	1,441
Yamaha Motor Co. Ltd.	900	6,510
Yamato Holdings Co. Ltd.	400	5,784
Yamazaki Baking Co. Ltd.	100	2,136
Yaskawa Electric Corp.	200	4,183
Yokogawa Electric Corp.	300	7,996
Yokohama Rubber Co. Ltd.	100	2,859
Zensho Holdings Co. Ltd.	100	5,262
ZOZO, Inc.	400	3,960
		4,777,820
Luxembourg (0.0%)‡
Zabka Group SA (b)	396	2,188

Mexico (0.0%)‡
Fresnillo PLC	254	4,683

Netherlands (3.5%)
Adyen NV (b)	30	51,454
AerCap Holdings NV	202	21,664
ASM International NV	46	22,267
ASML Holding NV	413	286,239
Coca-Cola Europacific Partners PLC	214	20,741
CVC Capital Partners PLC	714	13,692
DSM-Firmenich AG	252	24,212
EXOR NV	119	11,469
Heineken Holding NV	131	8,841
Heineken NV	287	22,527
ING Groep NV	3,559	82,944
InPost SA (b)	325	4,668
Koninklijke Ahold Delhaize NV	958	37,838
Koninklijke KPN NV	3,761	16,802
Koninklijke Philips NV	787	20,553
Prosus NV	1,350	77,120
Universal Music Group NV	951	27,357
Wolters Kluwer NV	249	38,784
		789,172
New Zealand (0.2%)
a2 Milk Co. Ltd.	541	2,801
Auckland International Airport Ltd.	2,006	8,899
Contact Energy Ltd.	909	4,872
Fisher & Paykel Healthcare Corp. Ltd.	665	14,409
Infratil Ltd.	822	5,613
Mainfreight Ltd.	78	2,719
Mercury NZ Ltd.	347	1,264

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee International Index Fund

	Shares	Value
New Zealand (cont'd)
Meridian Energy Ltd.	1,463	$4,918
Spark New Zealand Ltd.	2,196	3,140
		48,635
Norway (0.7%)
Aker ASA, Class A	12	826
Aker BP ASA	320	7,698
DNB Bank ASA	841	21,277
Equinor ASA	987	25,354
Frontline PLC	180	3,315
Gjensidige Forsikring ASA	199	5,234
Kongsberg Gruppen ASA	500	14,942
Leroy Seafood Group ASA	141	641
Mowi ASA	478	8,904
Nordic Semiconductor ASA (b)	86	1,169
Norsk Hydro ASA	1,238	7,338
Opera Ltd. ADR	47	779
Orkla ASA	1,017	10,695
Salmar ASA	126	5,103
SpareBank 1 Sor-Norge ASA	230	4,028
Storebrand ASA	438	6,220
Telenor ASA	720	11,045
TOMRA Systems ASA	278	3,861
Var Energi ASA	1,078	3,693
Vend Marketplaces ASA, Class A	52	2,053
Vend Marketplaces ASA, Class B	140	5,260
Wallenius Wilhelmsen ASA	84	751
Yara International ASA	163	6,026
		156,212
Poland (0.4%)
Allegro.eu SA (b)	512	5,023
Bank Millennium SA (b)	985	3,831
Bank Polska Kasa Opieki SA	196	10,644
Budimex SA	6	898
CCC SA (b)	24	1,233
CD Projekt SA	65	4,341
Dino Polska SA (b)	560	7,385
KGHM Polska Miedz SA (b)	119	4,023
LPP SA	1	4,441
mBank SA (b)	17	4,020
ORLEN SA	607	13,517
PGE Polska Grupa Energetyczna SA (b)	1,115	3,590
Powszechna Kasa Oszczednosci Bank Polski SA	1,018	22,291
Powszechny Zaklad Ubezpieczen SA	566	9,487
Santander Bank Polska SA	38	5,541
		100,265
Portugal (0.2%)
Banco Comercial Portugues SA, Class R	9,484	7,788
EDP SA	3,697	15,980
Galp Energia SGPS SA	449	8,574
Jeronimo Martins SGPS SA	237	5,777
Navigator Co. SA	780	2,755
		40,874
Singapore (1.6%)
CapitaLand Ascendas REIT	3,400	7,280
CapitaLand Integrated Commercial Trust REIT	6,437	10,869
CapitaLand Investment Ltd.	2,300	4,898
City Developments Ltd.	700	3,314
DBS Group Holdings Ltd.	2,100	77,079
Genting Singapore Ltd.	3,000	1,692
Grab Holdings Ltd., Class A (b)	2,579	12,611
Hafnia Ltd.	528	2,902
Keppel Ltd.	1,600	10,395
Mapletree Industrial Trust REIT	3,500	5,456
Mapletree Logistics Trust REIT	2,400	2,134
Mapletree Pan Asia Commercial Trust REIT	4,000	3,964
Oversea-Chinese Banking Corp. Ltd.	3,400	44,061
SATS Ltd.	800	1,952
Sea Ltd. ADR (b)	404	63,287
Seatrium Ltd.	2,900	5,040
Sembcorp Industries Ltd.	900	5,351
Singapore Airlines Ltd.	1,600	8,357
Singapore Exchange Ltd.	800	9,809
Singapore Technologies Engineering Ltd.	1,500	10,091
Singapore Telecommunications Ltd.	7,400	22,053
United Overseas Bank Ltd.	1,300	36,118
UOL Group Ltd.	600	3,172
Wilmar International Ltd.	2,300	5,206
Yangzijiang Shipbuilding Holdings Ltd.	2,500	4,904
		361,995
South Africa (0.0%)‡
Valterra Platinum Ltd.	152	6,785

Spain (2.8%)
ACS Actividades de Construccion y Servicios SA	195	13,458
Aena SME SA	736	19,819
Amadeus IT Group SA	475	38,140
Banco Bilbao Vizcaya Argentaria SA	6,161	102,755
Banco Santander SA	16,057	137,942
CaixaBank SA	3,559	33,484
Cellnex Telecom SA	577	20,362
Endesa SA	376	10,897
Ferrovial SE	522	26,759
Iberdrola SA	6,478	113,860
Industria de Diseno Textil SA	1,150	54,932
International Consolidated Airlines Group SA	3,454	17,258
Naturgy Energy Group SA	56	1,756
Redeia Corp. SA	493	9,557
Repsol SA	1,270	19,255
Telefonica SA	4,271	22,042
		642,276
Sweden (2.9%)
AAK AB	180	4,630
AddTech AB, Class B	303	10,186
Alfa Laval AB	333	14,468
Assa Abloy AB, Class B	989	32,726
Atlas Copco AB, Class A	4,421	65,091
Avanza Bank Holding AB	178	6,557

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee International Index Fund

	Shares	Value
Sweden (cont'd)
Axfood AB	126	$3,755
Beijer Ref AB, Class B	386	6,480
Boliden AB (b)	246	7,530
Castellum AB	451	5,134
Embracer Group AB (b)	283	2,928
Epiroc AB, Class A	1,078	20,955
EQT AB	585	19,553
Essity AB, Class B	728	17,951
Evolution AB	153	13,611
Fastighets AB Balder, Class B (b)	630	4,254
Getinge AB, Class B	218	4,303
H & M Hennes & Mauritz AB, Class B	492	6,628
Hexagon AB, Class B	2,275	24,998
Holmen AB, Class B	130	4,832
Husqvarna AB, Class B	203	1,099
Industrivarden AB, Class A	270	9,981
Indutrade AB	244	5,925
Investment AB Latour, Class B	185	4,723
Investor AB, Class A	2,462	71,373
L E Lundbergforetagen AB, Class B	24	1,171
Lifco AB, Class B	235	8,371
Nibe Industrier AB, Class B	1,605	7,406
Nordnet AB publ	178	4,807
Saab AB, Class B	315	17,134
Sagax AB, Class B	203	4,297
Sandvik AB	1,144	27,913
Securitas AB, Class B	663	9,840
Skandinaviska Enskilda Banken AB, Class A	1,710	29,912
Skanska AB, Class B	360	8,398
SKF AB, Class B	353	8,222
SSAB AB, Class A	867	4,913
Svenska Cellulosa AB SCA, Class B	533	6,684
Svenska Handelsbanken AB, Class A	1,455	17,978
Sweco AB, Class B	336	5,300
Swedbank AB, Class A	927	24,684
Swedish Orphan Biovitrum AB (b)	190	5,224
Tele2 AB, Class B	481	7,434
Telefonaktiebolaget LM Ericsson, Class B	3,080	22,372
Telia Co. AB	2,469	8,720
Thule Group AB	127	3,592
Trelleborg AB, Class B	206	7,485
Volvo AB, Class A	1,873	53,781
Volvo Car AB, Class B (b)	305	583
		665,892
Switzerland (7.4%)
ABB Ltd. (Registered)	1,689	110,288
Alcon AG	514	45,061
Amrize Ltd. (b)	534	26,994
Chocoladefabriken Lindt & Spruengli AG	1	14,711
Cie Financiere Richemont SA, Class A (Registered)	579	94,537
Galderma Group AG	115	17,724
Geberit AG (Registered)	35	26,813
Givaudan SA (Registered)	10	41,803
Holcim AG	538	42,905
Kuehne & Nagel International AG (Registered)	59	12,029
Lonza Group AG (Registered)	76	52,970
Nestle SA (Registered)	2,816	246,054
Novartis AG (Registered)	2,130	242,579
Partners Group Holding AG	22	29,575
Roche Holding AG	787	246,250
Schindler Holding AG	42	15,189
Schindler Holding AG (Registered)	26	9,119
SGS SA (Registered)	162	16,461
Sika AG (Registered)	166	39,173
Straumann Holding AG (Registered) (b)	124	15,108
Swiss Life Holding AG (Registered)	31	32,110
Swiss Re AG	312	55,848
Swisscom AG (Registered)	24	16,676
UBS Group AG (Registered)	3,483	129,442
Zurich Insurance Group AG	156	106,409
		1,685,828
United Kingdom (12.9%)
3i Group PLC	994	54,314
Admiral Group PLC	292	13,162
Anglo American PLC	1,152	32,415
Antofagasta PLC	335	8,262
Ashtead Group PLC	471	31,468
Associated British Foods PLC	276	7,992
AstraZeneca PLC	1,600	233,427
Auto Trader Group PLC	884	9,759
Aviva PLC	2,816	24,060
BAE Systems PLC	3,275	78,144
Barclays PLC	14,984	73,242
Barratt Redrow PLC	1,206	5,939
Berkeley Group Holdings PLC	90	4,328
BP PLC	16,096	86,279
British American Tobacco PLC	2,126	113,905
BT Group PLC	6,420	17,533
Bunzl PLC	351	10,417
Centrica PLC	5,047	10,971
Compass Group PLC	1,859	65,324
ConvaTec Group PLC	1,716	5,287
Croda International PLC	126	4,337
DCC PLC	95	5,950
Diageo PLC	2,377	57,613
Experian PLC	987	52,006
Glencore PLC (b)	10,325	41,438
GSK PLC	4,387	80,694
Haleon PLC	9,383	44,013
Halma PLC	423	18,100
Hikma Pharmaceuticals PLC	199	5,144
HSBC Holdings PLC	19,022	231,744
ICG PLC	373	10,680
Imperial Brands PLC	835	32,548
Informa PLC	1,292	14,774
InterContinental Hotels Group PLC	159	18,291
Intertek Group PLC	160	10,403

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee International Index Fund

	Shares	Value
United Kingdom (cont'd)
J Sainsbury PLC	1,790	$7,157
JD Sports Fashion PLC	1,779	1,997
Kingfisher PLC	2,052	7,296
Land Securities Group PLC REIT	778	5,917
Legal & General Group PLC	6,300	21,313
Lloyds Banking Group PLC	63,120	64,726
London Stock Exchange Group PLC	509	62,045
M&G PLC	2,742	9,438
Marks & Spencer Group PLC	2,035	9,346
Melrose Industries PLC	1,510	10,195
Mondi PLC	577	7,800
National Grid PLC	5,235	73,563
NatWest Group PLC	8,090	56,157
Next PLC	115	18,667
Pearson PLC	689	9,743
Phoenix Group Holdings PLC	831	7,267
Prudential PLC	2,986	37,881
Reckitt Benckiser Group PLC	703	52,687
RELX PLC	1,992	103,506
Rentokil Initial PLC	2,850	14,217
Rightmove PLC	842	9,086
Rio Tinto PLC	1,075	64,026
Rolls-Royce Holdings PLC	9,146	129,809
Sage Group PLC	1,051	16,876
Schroders PLC	822	4,225
Segro PLC REIT	1,475	12,571
Severn Trent PLC	232	8,136
Shell PLC	6,469	232,451
Smith & Nephew PLC	967	14,779
Smiths Group PLC	359	11,120
Spirax Group PLC	83	6,936
SSE PLC	1,124	27,552
Standard Chartered PLC	2,064	37,001
Taylor Wimpey PLC	3,452	4,645
Tesco PLC	7,228	40,610
Unilever PLC CVA	2,647	153,580
United Utilities Group PLC	586	8,748
Vodafone Group PLC	20,695	22,437
Weir Group PLC	251	8,818
Whitbread PLC	175	7,030
Wise PLC, Class A (b)	862	11,515
WPP PLC	1,184	6,411
		2,933,243
United States (0.6%)
ICON PLC ADR (b)	96	16,242
NXP Semiconductors NV	282	60,283
Waste Connections, Inc.	279	52,099
		128,624
Total Common Stocks (Cost $21,221,290)		22,587,099

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 4.23% (d) (Cost $115,734)	115,734	$115,734
Total Investments (100.0%) (Cost $21,337,024) (e)(f)(g)		22,702,833
Liabilities in Excess of Other Assets (–0.0%)		(2,863)
Net Assets (100.0%)		$22,699,970

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	The Funds invest in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the period ended July 31, 2025, the Fund did not engage in any cross-trade transactions.
(f)	The fair value and percentage of net assets, $19,624,010 and 86.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	At July 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,756,142 and the aggregate gross unrealized depreciation is $390,333, resulting in net unrealized appreciation of $1,365,809.
ADR	American Depositary Receipt.
CPI	Consumer Price Index.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition (Unaudited)

Classification	Percentage of Total Investments
Other*	72.6%
Banks	14.7
Pharmaceuticals	6.5
Insurance	6.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee Municipal Bond Index Fund

	Face
	Amount	Value
Municipal Bonds (98.4%)
Education (13.2%)
Board of Regents of the University of Texas System
5.00%, 8/15/31	$155,000	$173,597
Danville Multi-School Building Corp., IN
5.00%, 7/15/41 (a)	335,000	345,322
Illinois Finance Authority
5.00%, 4/1/31	300,000	330,270
Mississippi Development Bank
5.00%, 4/1/29	110,000	118,562
New York State Dormitory Authority
5.00%, 8/15/42	200,000	207,391
Ohio Higher Educational Facility Commission (Kenyon College 2023)
5.00%, 7/1/36	200,000	215,471
University of Arkansas
5.00%, 9/1/28	240,000	257,739
University of Houston, TX
5.00%, 2/15/32	210,000	234,097
University of Maine System
5.00%, 3/1/28	200,000	212,362
		2,094,811
Electric Utilities (3.8%)
Knoxville Electric System Revenue, TN
5.00%, 7/1/39	105,000	110,007
Lower Colorado River Authority, TX
5.00%, 5/15/31	145,000	159,923
San Antonio Texas Electric and Gas Systems Revenue
5.00%, 2/1/30	300,000	326,260
		596,190
General Obligations (43.5%)
Abilene, TX (Taylor and Jones Counties)
5.00%, 2/15/32	115,000	126,976
Angleton Independent School District, TX (PSF Guaranteed)
5.00%, 2/15/38	250,000	267,714
Baltimore, MD (Consolidated Public Improvement)
2.00%, 10/15/35	195,000	151,323
Bethlehem Area School District, PA (State Aid Withholding)
5.00%, 11/15/29	190,000	203,477
Celina Independent School District, TX (PSF Guaranteed)
5.00%, 2/15/38	165,000	177,207
Commonwealth of Massachusetts, (General Obligation Refunding Bonds)
5.00%, 3/1/39	220,000	235,953
Commonwealth of Pennsylvania
5.00%, 8/15/30	105,000	116,681
Commonwealth of Pennsylvania, (Bid Group A)
5.00%, 9/1/32	110,000	124,369
Connecticut, (Sustainable Bonds)
5.00%, 7/15/30	245,000	271,252
Conroe Independent School District, TX (PSF Guaranteed)
5.00%, 2/15/40	200,000	210,337
Cypress-Fairbanks Independent School District, TX (PSF Guaranteed)
5.00%, 2/15/32	145,000	162,368
Dallas, TX
5.00%, 2/15/32	360,000	400,857
Del Mar College District, TX
3.00%, 8/15/39	135,000	109,440
Denton, TX
5.00%, 2/15/41	315,000	326,791
Everett, WA (Lift Projects)
5.00%, 6/1/30	200,000	220,980
La Vernia Independent School District, TX (PSF Guaranteed)
5.00%, 2/15/42	150,000	155,602
Lake County School District No. 112 North Shore, IL,
5.00%, 12/1/33 - 12/1/35	250,000	274,770
Laredo, TX
3.00%, 2/15/37	175,000	153,382
Magnolia Independent School District, TX
5.00%, 8/15/35	300,000	327,359
Maryland, (Bidding Group 3)
5.00%, 6/1/37	220,000	240,973
Melissa, TX
5.00%, 2/15/34	130,000	141,851
Memphis, TN (Tennessee General Improvement Bonds)
5.00%, 4/1/39	170,000	179,929
New York City,
5.00%, 3/1/33	135,000	151,086
4.00%, 3/1/41	250,000	231,572
Oakland Park, FL
5.00%, 2/1/32	240,000	262,177
Pflugerville, TX
5.00%, 8/1/27	110,000	115,193
Plano Independent School District, TX
5.00%, 2/15/41	180,000	186,781
Prosper Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/32	125,000	139,500
5.00%, 2/15/36	300,000	329,366
St. Cloud Independent School District No. 742, MN
0.00%, 2/1/27	100,000	95,767
State of Washington,
5.00%, 2/1/39 - 2/1/40	300,000	315,444
Three Rivers Independent School District, TX (PSF Guaranteed)
5.00%, 2/15/26	200,000	202,597
Warren Consolidated Schools, MI (SBLF)
5.00%, 5/1/26	130,000	132,334
Washington, (Various Purpose General Obligation Refunding Bonds)
5.00%, 8/1/26	180,000	184,586
		6,925,994

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Municipal Bond Index Fund

	Face Amount	Value
Hospital (3.8%)
Maricopa County Industrial Development Authority, AZ
5.00%, 9/1/28	$110,000	$117,287
Michigan Finance Authority
5.00%, 12/1/29	225,000	244,483
Oregon Health and Science University
5.00%, 7/1/27	235,000	245,219
		606,989
Insured - General Obligations (1.1%)
North Olmsted City School District, OH (AGM)
5.00%, 10/15/27	170,000	178,659

Lease Revenue/Certificates of Participation (7.3%)
California State Public Works Board (Various Capital)
5.00%, 9/1/37	200,000	218,959
Colorado, (Rural Colorado),
4.00%, 12/15/34	225,000	228,068
5.00%, 12/15/31	125,000	139,794
Community College District of Central Southwest Missouri
5.00%, 3/1/28	185,000	195,531
County of Dare, NC,
5.00%, 6/1/39 - 6/1/40	355,000	379,033
		1,161,385
Special Tax Revenue (14.4%)
County of Clark, NV
5.00%, 7/1/33	285,000	321,356
East Montgomery County Improvement District Sales Tax Revenue, TX (AGM)
5.00%, 8/15/39	230,000	242,498
Empire State Development Corp., NY,
5.00%, 3/15/36 - 3/15/38	425,000	453,031
Grand Junction, CO
5.00%, 3/1/31	100,000	111,111
Greater Texas Cultural Education Facilities Finance Corp.
4.00%, 3/1/40	200,000	184,282
New York City Transitional Finance Authority,
5.00%, 5/1/40 - 5/1/42	430,000	449,938
New York State Dormitory Authority,
4.00%, 3/15/38 - 3/15/41	285,000	270,580
5.00%, 3/15/31	120,000	134,503
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 7/15/35	120,000	127,551
		2,294,850
Transportation (7.1%)
Central Texas Turnpike System
5.00%, 8/15/33	165,000	183,397
County of Clark Department of Aviation, NV
5.00%, 7/1/29	195,000	212,354
Houston Airport System Revenue, TX
5.00%, 7/1/37	150,000	152,785
North Texas Tollway Authority
5.00%, 1/1/38	340,000	362,367
Wayne County Airport Authority, MI
5.00%, 12/1/41	200,000	209,195
		1,120,098
Water and Sewer (4.2%)
Illinois Finance Authority
5.00%, 7/1/38	250,000	268,593
Ohio Water Development Authority
5.00%, 6/1/29	115,000	124,803
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 12/1/34	140,000	159,385
Texas Water Development Board
5.00%, 10/15/33	105,000	118,662
		671,443
Total Municipal Bonds (Cost $15,422,547)		15,650,419

	Shares
Short-Term Investment (2.4%)
Investment Company (2.4%)
BlackRock Liquidity Funds — MuniCash — Institutional Shares, 2.10% (Cost $386,217)	386,178	386,217
Total Investments (100.8%) (Cost $15,808,764) (b)(c)		16,036,636
Liabilities in Excess of Other Assets (–0.8%)		(127,692)
Net Assets (100.0%)		$15,908,944

(a)	All or a portion of the security is subject to delayed delivery.
(b)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(c)	At July 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $247,450 and the aggregate gross unrealized depreciation is $19,578, resulting in net unrealized appreciation of $227,872.
AGM	Assured Guaranty Municipal Corporation.
AID	Agency for International Development.
PSF	Permanent School Fund.
SBLF	Small Business Lending Fund.

At July 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Percentage of
State/Territory	Net Assets
Texas	35.7%
New York	11.9
Others, representing less than 10% individually	53.2
100.8%

Portfolio Composition (Unaudited)

Classification	Percentage of Total Investments
General Obligations	43.2%
Other*	15.2
Special Tax Revenue	14.3
Education	13.1
Lease Revenue/Certificates of Participation	7.2
Transportation	7.0
Total Investments	100.0%

*	Sectors and/or investment types representing less than 5% of total investments.

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee U.S. Bond Index Fund

	Face Amount	Value
Fixed Income Securities (98.8%)
Corporate Bonds (30.2%)
Basic Materials (1.2%)
LYB International Finance III LLC,
5.50%, 3/1/34	$67,000	$66,347
Nutrien Ltd.,
4.90%, 3/27/28	49,000	49,544
Sherwin-Williams Co.,
2.95%, 8/15/29	65,000	61,275
		177,166
Communications (2.0%)
AT&T, Inc.,
3.10%, 2/1/43	114,000	82,353
3.30%, 2/1/52	122,000	79,714
Cisco Systems, Inc.,
5.35%, 2/26/64	89,000	85,783
Comcast Corp.,
3.90%, 3/1/38	67,000	57,778
		305,628
Consumer, Cyclical (2.7%)
AutoZone, Inc.,
3.75%, 6/1/27	68,000	67,226
Lowe's Cos., Inc.,
3.35%, 4/1/27	101,000	99,318
3.65%, 4/5/29	101,000	98,414
Starbucks Corp.,
3.35%, 3/12/50	100,000	67,037
Toyota Motor Credit Corp.,
4.70%, 1/12/33	86,000	86,048
		418,043
Consumer, Non-Cyclical (4.1%)
AbbVie, Inc.,
5.50%, 3/15/64	79,000	76,115
Amgen, Inc.,
2.77%, 9/1/53	132,000	77,354
4.20%, 3/1/33	132,000	126,733
Becton Dickinson & Co.,
1.96%, 2/11/31	105,000	91,094
General Mills, Inc.,
5.25%, 1/30/35	110,000	110,048
Stryker Corp.,
1.95%, 6/15/30	159,000	141,536
		622,880
Energy (1.7%)
Equinor ASA,
3.95%, 5/15/43	50,000	41,996
Kinder Morgan, Inc.,
5.20%, 3/1/48	121,000	107,865
Marathon Petroleum Corp.,
5.70%, 3/1/35	60,000	60,905
Williams Cos., Inc.,
5.65%, 3/15/33	44,000	45,582
		256,348
Finance (10.3%)
Bank of America Corp., MTN
2.55%, 2/4/28	90,000	87,462
4.95%, 7/22/28	85,000	85,772
Capital One Financial Corp.,
5.88%, 7/26/35	115,000	118,802
Charles Schwab Corp.,
5.85%, 5/19/34	75,000	79,525
Citigroup, Inc.,
2.57%, 6/3/31	94,000	85,268
2.67%, 1/29/31	92,000	84,299
Essex Portfolio LP,
5.50%, 4/1/34	116,000	118,715
Fifth Third Bancorp,
5.63%, 1/29/32	109,000	112,942
Goldman Sachs Group, Inc.,
2.91%, 7/21/42	107,000	76,491
6.56%, 10/24/34	71,000	78,478
JPMorgan Chase & Co.,
5.04%, 1/23/28	85,000	85,686
6.07%, 10/22/27	83,000	84,522
PNC Financial Services Group, Inc.,
5.35%, 12/2/28	84,000	85,737
Regions Financial Corp.,
5.50%, 9/6/35	140,000	141,082
Truist Financial Corp., MTN
6.12%, 10/28/33	74,000	78,604
Wells Fargo & Co., MTN
2.57%, 2/11/31	93,000	85,298
4.61%, 4/25/53	87,000	74,301
		1,562,984
Industrials (1.6%)
CSX Corp.,
5.05%, 6/15/35	67,000	67,003
General Dynamics Corp.,
2.85%, 6/1/41	118,000	86,596
RTX Corp.,
1.90%, 9/1/31	111,000	94,705
		248,304
Technology (3.6%)
Dell International LLC/EMC Corp.,
6.02%, 6/15/26	119,000	120,044
Fiserv, Inc.,
4.20%, 10/1/28	110,000	108,934
Intel Corp.,
5.05%, 8/5/62	99,000	78,055
5.20%, 2/10/33	95,000	95,031
Oracle Corp.,
2.95%, 4/1/30	82,000	76,329

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee U.S. Bond Index Fund

	Face Amount	Value
QUALCOMM, Inc.,
6.00%, 5/20/53	$73,000	$76,632
		555,025
Utilities (3.0%)
Dominion Energy South Carolina, Inc.,
6.25%, 10/15/53	70,000	75,468
Duke Energy Carolinas LLC,
5.40%, 1/15/54	80,000	77,079
Duke Energy Indiana LLC,
5.40%, 4/1/53	82,000	78,016
Exelon Corp.,
5.15%, 3/15/29	84,000	85,937
Southern Co.,
4.85%, 6/15/28	133,000	134,743
		451,243
		4,597,621
U.S. Agency Securities (4.0%)
Federal Home Loan Bank,
4.00%, 3/10/27	160,000	160,139
Federal National Mortgage Association,
0.75%, 10/8/27	216,000	201,805
0.88%, 8/5/30	274,000	236,111
		598,055
U.S. Treasury Securities (64.6%)
U.S. Treasury Bond,
2.75%, 8/15/47	351,000	247,263
3.00%, 2/15/49	1,145,000	833,256
3.38%, 11/15/48	747,000	583,885
4.50%, 2/15/36	370,000	375,709
6.50%, 11/15/26	348,000	359,860
6.63%, 2/15/27	49,000	51,046
U.S. Treasury Notes,
0.50%, 4/30/27	645,000	607,560
1.13%, 2/15/31	242,000	208,144
1.25%, 4/30/28	1,216,000	1,133,255
1.63%, 10/31/26	911,000	883,706
3.75%, 12/31/28	1,012,000	1,007,256
4.0%, 1/31/29 - 2/28/30	1,363,000	1,367,190
4.25%, 6/30/31	1,101,000	1,112,419
4.38%, 5/15/34	1,049,000	1,055,577
		9,826,126
Total Fixed Income Securities (Cost $14,853,534)		15,021,802

	Shares
Short-Term Investment (0.0%) ‡
Investment Company (0.0%) ‡
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 4.23% (a) (Cost $3,459)	3,459	3,459
Total Investments (98.8%) (Cost $14,856,993) (b)		15,025,261
Other Assets in Excess of Liabilities (1.2%)		188,507
Net Assets (100.0%)		$15,213,768

‡	Amount is less than 0.05%.
(a)	The Funds invest in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser.
(b)	At July 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $172,284 and the aggregate gross unrealized depreciation is $4,016, resulting in net unrealized appreciation of $168,268.
MTN	Medium Term Note.

Portfolio Composition (Unaudited)

Classification	Percentage of Total Investments
U.S. Treasury Securities	65.4%
Corporate Bonds	30.6
Other*	4.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Funds use a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions(“spot contracts”) and foreign exchange forward contracts(“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs including each Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2025:

E*TRADE No Fee Large Cap Index

Investment Type	Level 1 Unadjusted quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks	$34,765,393	(1)	$—	$—	$34,765,393
Short-Term Investment
Investment Company	473,091		—	—	473,091
Total Assets	$35,238,484		$—	$—	$35,238,484

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

E*TRADE No Fee Total Market Index Fund

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$649,511	$—	$—	$649,511
Air Freight & Logistics	72,195	—	—	72,195
Automobile Components	35,406	—	—	35,406
Automobiles	457,696	—	—	457,696
Banks	1,083,470	—	—	1,083,470
Beverages	282,313	—	—	282,313
Biotechnology	563,103	—	—	563,103
Broadline Retail	1,089,557	—	—	1,089,557
Building Products	189,037	—	—	189,037
Capital Markets	1,040,189	—	—	1,040,189
Chemicals	325,047	—	—	325,047
Commercial Services & Supplies	174,288	—	—	174,288
Communications Equipment	248,323	—	—	248,323
Construction & Engineering	100,410	—	—	100,410
Construction Materials	73,086	—	—	73,086
Consumer Finance	194,734	—	—	194,734
Consumer Staples Distribution & Retail	532,499	—	—	532,499
Containers & Packaging	72,856	—	—	72,856
Distributors	14,851	—	—	14,851
Diversified Consumer Services	35,977	—	—	35,977
Diversified Holding Companies	1,650	—	—	1,650
Diversified REITs	19,607	—	—	19,607
Diversified Telecommunication Services	188,640	—	—	188,640
Electric Utilities	413,936	—	—	413,936
Electrical Equipment	314,975	—	—	314,975
Electronic Equipment, Instruments & Components	249,930	—	—	249,930

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

E*TRADE No Fee Total Market Index Fund

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Energy Equipment & Services	$86,013	$—	$—	$86,013
Entertainment	504,086	—	—	504,086
Financial Services	1,038,749	—	—	1,038,749
Food Products	159,620	—	—	159,620
Gas Utilities	34,497	—	—	34,497
Ground Transportation	260,432	—	—	260,432
Health Care Equipment & Supplies	591,885	—	—	591,885
Health Care Providers & Services	415,577	—	—	415,577
Health Care REITs	97,590	—	—	97,590
Health Care Technology	28,750	—	—	28,750
Hotel & Resort REITs	12,506	—	—	12,506
Hotels, Restaurants & Leisure	609,908	—	—	609,908
Household Durables	108,043	—	—	108,043
Household Products	242,720	—	—	242,720
Independent Power & Renewable Electricity Producers	56,993	—	—	56,993
Industrial Conglomerates	99,250	—	—	99,250
Industrial REITs	67,188	—	—	67,188
Information Technology Services	374,706	—	—	374,706
Insurance	528,245	—	—	528,245
Interactive Media & Services	1,807,376	—	—	1,807,376
Leisure Products	20,991	—	—	20,991
Life Sciences Tools & Services	254,065	—	—	254,065
Machinery	510,271	—	—	510,271
Marine Transportation	6,481	—	—	6,481
Media	143,687	—	—	143,687
Metals & Mining	133,211	—	—	133,211
Mortgage Real Estate Investment	27,216	—	—	27,216
Multi-Utilities	160,565	—	—	160,565
Office REITs	22,669	—	—	22,669
Oil, Gas & Consumable Fuels	801,721	—	—	801,721
Paper & Forest Products	4,862	—	—	4,862
Passenger Airlines	51,236	—	—	51,236
Personal Care Products	38,664	—	—	38,664
Pharmaceuticals	756,569	—	—	756,569
Professional Services	236,790	—	—	236,790
Real Estate Management & Development	69,293	—	—	69,293
Residential REITs	78,281	—	—	78,281
Retail REITs	86,212	—	—	86,212
Semiconductors & Semiconductor Equipment	3,375,928	—	—	3,375,928
Software	3,268,634	—	—	3,268,634
Specialized REITs	237,169	2,579	—	239,748
Specialty Retail	528,407	—	—	528,407
Tech Hardware, Storage & Peripherals	1,532,071	—	—	1,532,071
Textiles, Apparel & Luxury Goods	97,241	—	—	97,241
Tobacco	171,463	—	—	171,463
Trading Companies & Distributors	149,058	—	—	149,058
Water Utilities	22,264	—	—	22,264
Wireless Telecommunication Services	55,237	—	—	55,237
Total Common Stocks	28,387,676	2,579	—	28,390,255
Rights	—	2	—	2
Total Assets	$28,387,676	$2,581	$—	$28,390,257

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

E*TRADE No Fee International Index Fund

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$12,033	$696,029	$—	$708,062
Air Freight & Logistics	—	113,899	—	113,899
Automobile Components	11,031	125,581	—	136,612
Automobiles	—	515,693	—	515,693
Banks	611,198	2,723,583	—	3,334,781
Beverages	20,741	230,665	—	251,406
Biotechnology	43,571	119,963	—	163,534
Broadline Retail	49,123	209,660	—	258,783
Building Products	—	195,237	—	195,237
Capital Markets	142,833	654,803	—	797,636
Chemicals	31,090	481,887	—	512,977
Commercial Services & Supplies	87,841	81,848	—	169,689
Communications Equipment	—	47,529	—	47,529
Construction & Engineering	41,389	189,398	—	230,787
Construction Materials	26,994	88,899	—	115,893
Consumer Finance	—	4,651	—	4,651
Consumer Staples Distribution & Retail	97,887	254,234	—	352,121
Containers & Packaging	8,105	4,922	—	13,027
Distributors	—	5,729	—	5,729
Diversified Consumer Services	—	9,743	—	9,743
Diversified REITs	—	53,846	—	53,846
Diversified Telecommunication Services	52,951	420,407	—	473,358
Electric Utilities	54,185	375,634	—	429,819
Electrical Equipment	—	508,715	—	508,715
Electronic Equipment, Instruments & Components	25,190	217,918	—	243,108
Energy Equipment & Services	—	7,178	—	7,178
Entertainment	63,287	184,229	—	247,516
Financial Services	—	235,660	—	235,660
Food Products	6,502	466,647	—	473,149
Gas Utilities	9,389	55,851	—	65,240
Ground Transportation	150,387	108,880	—	259,267
Health Care Equipment & Supplies	—	357,977	—	357,977
Health Care Providers & Services	—	61,906	—	61,906
Health Care Technology	—	16,215	—	16,215
Hotels, Restaurants & Leisure	22,528	228,914	—	251,442
Household Durables	—	230,980	—	230,980
Household Products	—	102,330	—	102,330
Independent Power & Renewable Electricity Producers	—	49,102	—	49,102
Industrial Conglomerates	—	434,431	—	434,431
Industrial REITs	—	89,704	—	89,704
Information Technology Services	181,681	172,824	—	354,505
Insurance	218,062	1,186,547	—	1,404,609
Interactive Media & Services	—	51,039	—	51,039
Leisure Products	—	37,419	—	37,419
Life Sciences Tools & Services	16,242	64,089	—	80,331
Machinery	—	637,215	—	637,215
Marine Transportation	1,617	56,906	—	58,523
Media	—	78,607	—	78,607
Metals & Mining	269,115	459,291	—	728,406
Multi-Utilities	4,817	182,788	—	187,605
Office REITs	—	21,112	—	21,112
Oil, Gas & Consumable Fuels	412,076	677,233	—	1,089,309
Paper & Forest Products	4,645	47,862	—	52,507

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

E*TRADE No Fee International Index Fund

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Passenger Airlines	$—	$86,112	$—	$86,112
Personal Care Products	2,242	310,989	—	313,231
Pharmaceuticals	—	1,469,034	—	1,469,034
Professional Services	30,505	335,208	—	365,713
Real Estate Management & Development	8,870	221,251	—	230,121
Residential REITs	6,227	—	—	6,227
Retail REITs	1,495	52,039	—	53,534
Semiconductors & Semiconductor Equipment	60,283	603,272	—	663,555
Software	134,808	412,034	—	546,842
Specialty Retail	—	179,722	—	179,722
Tech Hardware, Storage & Peripherals	—	71,313	—	71,313
Textiles, Apparel & Luxury Goods	7,425	432,908	—	440,333
Tobacco	—	180,725	—	180,725
Trading Companies & Distributors	21,664	346,317	—	367,981
Transportation Infrastructure	—	65,573	—	65,573
Water Utilities	—	16,884	—	16,884
Wireless Telecommunication Services	13,060	207,220	—	220,280
Total Common Stocks	2,963,089	19,624,010	—	22,587,099
Short-Term Investment
Investment Company	115,734	—	—	115,734
Total Assets	$3,078,823	$19,624,010	$—	$22,702,833

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

E*TRADE No Fee Municipal Bond Index Fund

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Municipal Bonds	$—	$15,650,419	$—	$15,650,419
Short-Term Investment
Investment Company	386,217	—	—	386,217
Total Assets	$386,217	$15,650,419	$—	$16,036,636

E*TRADE Trust

Third Quarter Report — July 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

E*TRADE No Fee U.S. Bond Index

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$4,597,621	$—	$4,597,621
U.S. Agency Securities	—	598,055	—	598,055
U.S. Treasury Securities	—	9,826,126	—	9,826,126
Total Fixed Income Securities	—	15,021,802	—	15,021,802
Short-Term Investment
Investment Company	3,459	—	—	3,459
Total Assets	$3,459	$15,021,802	$—	$15,025,261

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.